      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010.

                                                              FILE NO. 033-73986

                                                                       811-05439

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 196                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

WELLS FARGO PASSAGE VARIABLE ANNUITY

VARIABLE ACCOUNT D

ISSUED BY:
UNION SECURITY INSURANCE COMPANY
2323 GRAND BOULEVARD
KANSAS CITY, MO 64108

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

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This prospectus describes information you should know before you purchase the Wells Fargo Passage Variable Annuity. Please read it carefully before you purchase your variable annuity.

Wells Fargo Passage Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Invesco Variable Insurance Funds, DWS Variable Series I, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., MFS(R) Variable Insurance Trust and Wells Fargo Variable Trust Funds.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency


This Contract and its features are no longer available for sale.


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PROSPECTUS DATED: MAY 3, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2010

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    11
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            16
  Death Benefit                                                               18
  Surrenders                                                                  19
ANNUITY PAYOUTS                                                               21
OTHER PROGRAMS AVAILABLE                                                      22
OTHER INFORMATION                                                             24
  Legal Proceedings                                                           26
  More Information                                                            26
FEDERAL TAX CONSIDERATIONS                                                    26
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                          32
ACCUMULATION UNIT VALUES                                                      39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      41
APPENDIX I -- CONTRACT LOANS UNDER 403(b) QUALIFIED CONTRACTS                 42

UNION SECURITY INSURANCE COMPANY                                           3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Their standard mailing address is: P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                                           UNION SECURITY INSURANCE COMPANY

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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value (subject to rounding) is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

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                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                 None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                           5%
  Second Year                                                                                              5%
  Third Year                                                                                               5%
  Fourth Year                                                                                              5%
  Fifth Year                                                                                               5%
  Sixth Year and thereafter                                                                                0%
CHARGE FOR EACH 403(b) CONTRACT LOAN                                                                   $100

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.48%              2.05%
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION CONTRACT FEES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $857
3 years                                                                   $1,649
5 years                                                                   $2,458
10 years                                                                  $4,029



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $354
3 years                                                                   $1,133
5 years                                                                   $1,930
10 years                                                                  $3,999



(3)  If you do not Surrender your Contract:



1 year                                                                      $384
3 years                                                                   $1,163
5 years                                                                   $1,960
10 years                                                                  $4,029


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to "Accumulation Unit Values" Section of this Prospectus for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

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HIGHLIGHTS


WHAT TYPE OF SALES CHARGE WILL I PAY?


We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than five years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 Fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all Beneficiaries. See the Section titled "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

8                                           UNION SECURITY INSURANCE COMPANY

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GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY


Union Security Insurance Company ("Union Security" or the "Company") is the issuer of the contracts. Union Security is Kansas corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Union Security is a wholly owned subsidiary of Assurant, Inc. ("Assurant" or the "Parent") and Assurant is the ultimate parent of Union Security Insurance Company. Assurant is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (1)
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (2)
DWS VARIABLE SERIES I
 DWS INTERNATIONAL VIP -- CLASS A (3)    Long-term growth of capital                  Deutsche Investment Management Americas
                                                                                      Inc.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company

UNION SECURITY INSURANCE COMPANY                                           9

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
 MFS(R) HIGH INCOME SERIES -- INITIAL    Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
WELLS FARGO VARIABLE TRUST FUNDS
 WELLS FARGO ADVANTAGE VT C&B LARGE CAP  Maximum long-term total return (current      Wells Fargo Funds Management, LLC
  VALUE FUND                             income and capital appreciation),            Sub-advised by Cooke & Bieler, L.P.
                                         consistent with minimizing risk to
                                         principal
 WELLS FARGO ADVANTAGE VT EQUITY INCOME  Long-term capital appreciation and           Wells Fargo Funds Management, LLC
  FUND                                   above-average dividend income                Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT INDEX ASSET    Long-term total return, consisting of        Wells Fargo Funds Management, LLC
  ALLOCATION FUND (4)                    capital appreciation and current income      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT INTERNATIONAL  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  CORE FUND                                                                           Evergreen Investment Management Company,
                                                                                      LLC
 WELLS FARGO ADVANTAGE VT LARGE COMPANY  Total return comprised of long-term capital  Wells Fargo Funds Management, LLC
  CORE FUND                              appreciation and current income              Sub-advised by Matrix Asset Advisors, Inc.
 WELLS FARGO ADVANTAGE VT LARGE COMPANY  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  GROWTH FUND                                                                         Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT SMALL CAP      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  GROWTH FUND                                                                         Sub-advised by Wells Capital Management
                                                                                      Incorporated
 WELLS FARGO ADVANTAGE VT TOTAL RETURN   Total return consisting of income and        Wells Fargo Funds Management, LLC
  BOND FUND                              capital appreciation                         Sub-advised by Wells Capital Management
                                                                                      Incorporated



NOTES



(1)  Formerly AIM V.I. Core Equity Fund -- Series I



(2)  Formerly AIM V.I. International Growth Fund -- Series I



(3)  Formerly DWS International VIP Portfolio -- Class A



(4)  Formerly Wells Fargo Advantage VT Asset Allocation Fund


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

10                                          UNION SECURITY INSURANCE COMPANY

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There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services, Inc., DWS Scudder Distributors, Inc., Federated Securities Corp, Gartmore Variable Insurance Trust, Gartmore Distribution Services, Gartmore Asset Management Trust, ING Fund Services, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Neuberger Berman Management Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Van Eck Securities Corp; Van Eck Fund, Inc., Van Eck World Wide Investment Trust Funds, LLC, and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

UNION SECURITY INSURANCE COMPANY                                          11

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Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2009, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed approximately $51,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000. The General Account

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is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

UNION SECURITY INSURANCE COMPANY                                          13

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;


- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and


- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

We will no longer accept additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

This Contract is no longer available for new sales.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The

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Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

UNION SECURITY INSURANCE COMPANY                                          15

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

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- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we were unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each contract year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Account. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g. 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Accumulation Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

UNION SECURITY INSURANCE COMPANY                                          17

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- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 110TH BIRTHDAY.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.15% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES


We deduct Premium Taxes, imposed on us, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all Beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from all Beneficiaries, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

For Contracts issued on or after the later of May 1, 1998, or the date on which state insurance authorities approve the applicable Contract modifications the Death Benefit is equal to the greatest of:

(1)  The total Premium Payments you have made to us minus any partial
     Surrenders.

(2)  The Contract Value of your Contract.

(3) The Contract Value on the last Five Year Contract Anniversary before the earlier of the date of death, or either the Contract Owner's or Annuitant's 75th birthday, minus any partial Surrenders (without adjustments) since that Five Year Contract Anniversary.

(4) The highest Anniversary Value prior to the earlier of the date of death, or the Contract Owner's or Annuitant's 75th birthday, where the Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the total Premium Payments made by you since the Contract Anniversary minus adjustments for partial Surrenders made since that anniversary.

(5) If death occurs prior to either the Contract Owner's or Annuitant's 75th birthday, the Death Benefit is the sum of total Premium Payments minus any partial Surrenders compounded at an effective annual rate of 5.0% (4.0% in the State of Washington) capped at a maximum of 200% of total Premium Payments, minus any partial Surrenders (the "Roll-up Amount"); or

    If death occurs on or after either the Contract Owner's or Annuitant's 75th birthday, the Death Benefit is equal to the Roll-Up Amount as of that birthday, plus any Premium Payments made since that birthday minus any partial Surrenders since that birthday.

Adjustments are made for partial Surrenders for calculating the Anniversary Value by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Contract Value on the Contract Anniversary, plus Premium Payments made since that Anniversary and before the partial Surrender, minus adjustments for withdrawals made since that Anniversary and before the partial Surrender.

Adjustments are made for partial Surrenders for calculating the Death Benefit using the Rollup Amount by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Rollup Amount before the partial Surrender plus, any Premium Payments made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender, minus adjustments for any partial Surrenders made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender.

For Contracts issued prior to the later of May 1, 1998, or the date on which state insurance authorities approve the Death Benefit listed above, the Death Benefit is equal to the greatest of:

(1)  The total Premium Payments you have made to us minus any partial
     Surrenders;

(2)  The Contract Value of your Contract; or

(3) The Contract Value on the last Five Year Contract Anniversary before the earlier of the date of death, or either the Contract Owner's or Annuitant's 75th birthday, minus any partial Surrenders since that Five Year Contract Anniversary.

UNION SECURITY INSURANCE COMPANY                                          19

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HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from all Beneficiaries, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company," to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrender by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. Both full and partial Surrenders are

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taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation. We may also defer payment of Surrender proceeds payable out of the Fixed Accumulation Feature for a period of up to 6 months.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.


You may submit this form via facsimile.


If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

UNION SECURITY INSURANCE COMPANY                                          21

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options available.

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity

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Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be

UNION SECURITY INSURANCE COMPANY                                          23

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automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Please see Federal Tax Considerations and Information Regarding Tax-Qualified Retirement Plans for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program

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begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

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CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 7755 3rd Street North, Oakdale, MN 55128.


Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to FINRA rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. As of December 31, 2009, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances) to the following Financial Intermediaries:



AIG Advisors Group, Inc. (FSC Securities Corporation, Royal Alliance Associates, Inc., Sagepoint Financial, Inc.) and Woodbury Financial Services, Inc.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

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For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $428 thousand (excluding corporate-sponsorship related perquisites) or approximately 0.04% based on average assets.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


LEGAL PROCEEDINGS


Union Security is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Parent. In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3.5 million and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.



As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.



The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a

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Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after

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      any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.


Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

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-   no more than 80% is represented by any three investments, and


-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect

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           to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and

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from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced

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death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS


Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA to a Roth IRA under certain circumstances. The conversion in the year of conversion (special rules apply to 2010 conversions) of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.


2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of

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"incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX


If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.


An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the

UNION SECURITY INSURANCE COMPANY                                          37

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Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.


The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.


For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally

38                                          UNION SECURITY INSURANCE COMPANY

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not treated as any form of "distribution" out of such a Plan for federal income tax purposes.


By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.


Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

UNION SECURITY INSURANCE COMPANY                                          39

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.231        $11.949        $11.208        $10.351             --
  Accumulation Unit Value at end of
   period                                $10.414         $8.231        $11.949        $11.208             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            312            393            507             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.337        $17.583        $15.542        $12.291        $10.569
  Accumulation Unit Value at end of
   period                                $13.785        $10.337        $17.583        $15.542        $12.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            136            174            216            227
DWS INTERNATIONAL VIP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.708        $24.885        $22.023        $17.737        $15.484
  Accumulation Unit Value at end of
   period                                $16.731        $12.708        $24.885        $22.023        $17.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             78             85             99            126
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.435        $28.659        $23.241        $20.648        $20.410
  Accumulation Unit Value at end of
   period                                $17.970        $13.435        $28.659        $23.241        $20.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             84             96            128            175
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.650        $42.275        $33.066        $29.926        $26.092
  Accumulation Unit Value at end of
   period                                $28.948        $22.650        $42.275        $33.066        $29.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            165            199            244            316
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.272        $14.170        $13.693        $13.262        $13.077
  Accumulation Unit Value at end of
   period                                $14.083        $14.272        $14.170        $13.693        $13.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            176            143            192            196
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.976        $12.925        $10.817        $10.167         $9.443
  Accumulation Unit Value at end of
   period                                $10.829         $7.976        $12.925        $10.817        $10.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            171            205            270            398
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.085        $12.843        $12.798        $11.758        $11.672
  Accumulation Unit Value at end of
   period                                $12.998         $9.085        $12.843        $12.798        $11.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             91            129            155            232

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.643         $6.791         $8.167        $10.840        $14.941
  Accumulation Unit Value at end of
   period                                $10.569         $8.643         $6.791         $8.167        $10.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                303            346            426            524            611
DWS INTERNATIONAL VIP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.475        $10.695        $13.269        $19.464        $25.187
  Accumulation Unit Value at end of
   period                                $15.484        $13.475        $10.695        $13.269        $19.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            173            205            302            368
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.366        $12.990        $16.366        $19.895        $21.710
  Accumulation Unit Value at end of
   period                                $20.410        $17.366        $12.990        $16.366        $19.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                207            252            296            413            520
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.579        $15.924        $22.321        $29.345        $28.617
  Accumulation Unit Value at end of
   period                                $26.092        $22.579        $15.924        $22.321        $29.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            461            545            737            830
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.138        $13.224        $13.216        $12.904        $12.334
  Accumulation Unit Value at end of
   period                                $13.077        $13.138        $13.224        $13.216        $12.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            453            746            800            502
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.477         $6.601        $10.106        $15.410        $19.406
  Accumulation Unit Value at end of
   period                                 $9.443         $8.477         $6.601        $10.106        $15.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                537            699            824          1,100          1,279
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.845         $9.323         $9.218         $9.158         $9.950
  Accumulation Unit Value at end of
   period                                $11.672        $10.845         $9.323         $9.218         $9.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            422            485            628            675

40                                          UNION SECURITY INSURANCE COMPANY

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2009           2008           2007           2006           2005
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.065        $12.969        $12.223        $11.054        $10.677
  Accumulation Unit Value at end of
   period                                $10.321         $9.065        $12.969        $12.223        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            175            233            325            424
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.415        $11.572        $11.874         $9.860         $9.698
  Accumulation Unit Value at end of
   period                                 $9.425         $7.415        $11.572        $11.874         $9.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             50             62             81            100
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.349        $21.309        $21.021        $17.981        $17.305
  Accumulation Unit Value at end of
   period                                $15.383        $13.349        $21.309        $21.021        $17.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            893          1,084          1,363          1,845
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.269        $11.235        $10.112         $8.488         $7.848
  Accumulation Unit Value at end of
   period                                 $6.964         $6.269        $11.235        $10.112         $8.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             18             13             16
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.695         $7.867         $7.798         $6.838         $7.093
  Accumulation Unit Value at end of
   period                                 $6.343         $4.695         $7.867         $7.798         $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             17             27             47
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.528        $19.162        $18.058        $17.892        $17.166
  Accumulation Unit Value at end of
   period                                $16.299        $11.528        $19.162        $18.058        $17.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            354            423            559            853
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.152        $17.575        $15.660        $12.937        $12.348
  Accumulation Unit Value at end of
   period                                $15.281        $10.152        $17.575        $15.660        $12.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            145            185            251            316
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.564        $18.388        $17.560        $17.147        $17.060
  Accumulation Unit Value at end of
   period                                $20.506        $18.564        $18.388        $17.560        $17.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            327            448            541            764

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2004           2003           2002           2001           2000
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.903         $8.225         $9.571        $10.433        $10.473
  Accumulation Unit Value at end of
   period                                $10.677         $9.903         $8.225         $9.571        $10.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                574            616            680            718            728
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.843         $7.141         $9.541        $10.336         $9.908
  Accumulation Unit Value at end of
   period                                 $9.698         $8.843         $7.141         $9.541        $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            112            116             79             58
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.798        $12.693        $15.944        $17.095        $16.941
  Accumulation Unit Value at end of
   period                                $17.305        $15.798        $12.693        $15.944        $17.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,449          3,194          4,040          5,314          6,074
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.259         $5.600         $7.367         $8.905        $10.000
  Accumulation Unit Value at end of
   period                                 $7.848         $7.259         $5.600         $7.367         $8.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             18             15              6              6
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.637         $5.446         $7.448         $9.353        $10.978
  Accumulation Unit Value at end of
   period                                 $7.093         $6.637         $5.446         $7.448         $9.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             74             60             61             54
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.859        $13.538        $19.072        $24.447        $24.935
  Accumulation Unit Value at end of
   period                                $17.166        $16.859        $13.538        $19.072        $24.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,176          1,471          1,862          2,483          2,985
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.007         $7.846        $12.878        $17.271        $22.338
  Accumulation Unit Value at end of
   period                                $12.348        $11.007         $7.846        $12.878        $17.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                438            571            685            873            977
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.573        $15.502        $14.581        $13.761        $12.659
  Accumulation Unit Value at end of
   period                                $17.060        $16.573        $15.502        $14.581        $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                933          1,237          1,611          2,096          2,146

UNION SECURITY INSURANCE COMPANY                                          41

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

42                                          UNION SECURITY INSURANCE COMPANY

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APPENDIX I -- CONTRACT LOANS UNDER 403(b) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1)  50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

-   a governmental employer plan,

-   a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
    Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest."

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement

UNION SECURITY INSURANCE COMPANY                                          43

-------------------------------------------------------------------------------

date, we reserve the right to deduct any amount owed to us from the death benefit.

Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Insurance Company
     c/o Hartford Life and Annuity Insurance Company
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Wells Fargo Passage variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                      WELLS FARGO PASSAGE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Insurance Company, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2010
Date of Statement of Additional Information: May 3, 2010


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained by Woodbury Financial Services ("Woodbury Financial") of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2009 and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which is included in the Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $981,174, $769,113 and $229,949 to Woodbury Financial for annuity contract distribution services during 2007, 2008 and 2009, respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security 365/7 uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account D of Union Security Insurance Company as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         94,459                    48,106
                                       ==========                ==========
  Cost                                   $593,912                  $371,158
                                       ==========                ==========
  Market value                           $543,140                  $518,103
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --
 Receivable from fund shares
  sold                                          7                         6
 Other assets                                  --                        --
                                       ----------                ----------
 Total Assets                             543,147                   518,109
                                       ----------                ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     7                         6
 Payable for fund shares
  purchased                                    --                        --
 Other liabilities                             --                        --
                                       ----------                ----------
 Total Liabilities                              7                         6
                                       ----------                ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $543,140                  $518,103
                                       ==========                ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS           AIM V.I.                AIM V.I.
                                    INTERNATIONAL                 CORE               INTERNATIONAL
                                   GROWTH PORTFOLIO           EQUITY FUND             GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         43,822                  121,834                  55,185
                                     ============             ============            ============
  Cost                                 $1,103,759               $3,053,758                $849,296
                                     ============             ============            ============
  Market value                           $730,081               $3,036,163              $1,435,360
 Due from Hartford Life and
  Annuity Insurance Company                    --                    1,913                      --
 Receivable from fund shares
  sold                                          9                       --                      67
 Other assets                                  --                       --                      --
                                     ------------             ------------            ------------
 Total Assets                             730,090                3,038,076               1,435,427
                                     ------------             ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     9                       --                      67
 Payable for fund shares
  purchased                                    --                    1,913                      --
 Other liabilities                             --                        4                      --
                                     ------------             ------------            ------------
 Total Liabilities                              9                    1,917                      67
                                     ------------             ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $730,081               $3,036,159              $1,435,360
                                     ============             ============            ============

                                ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS           FEDERATED
                                        MONEY                   LARGE CAP                  CLOVER
                                   MARKET PORTFOLIO          GROWTH PORTFOLIO           VALUE FUND II
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,913,219                   27,733                  1,456,499
                                     ============               ==========              =============
  Cost                                 $3,913,219                 $603,735                $27,327,758
                                     ============               ==========              =============
  Market value                         $3,913,219                 $703,310                $13,195,885
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                     22,224
 Receivable from fund shares
  sold                                         48                        9                         --
 Other assets                                  32                       --                         --
                                     ------------               ----------              -------------
 Total Assets                           3,913,299                  703,319                 13,218,109
                                     ------------               ----------              -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    48                        9                         --
 Payable for fund shares
  purchased                                    --                       --                     22,224
 Other liabilities                             --                       --                         --
                                     ------------               ----------              -------------
 Total Liabilities                             48                        9                     22,224
                                     ------------               ----------              -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $3,913,251                 $703,310                $13,195,885
                                     ============               ==========              =============

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       FEDERATED                 FEDERATED
                                        CAPITAL                   EQUITY
                                  APPRECIATION FUND II        INCOME FUND II
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         522,871                   872,538
                                      ============             =============
  Cost                                  $2,814,512               $10,234,875
                                      ============             =============
  Market value                          $2,990,822               $10,409,382
 Due from Hartford Life and
  Annuity Insurance Company                     --                        --
 Receivable from fund shares
  sold                                         151                     6,995
 Other assets                                   --                         1
                                      ------------             -------------
 Total Assets                            2,990,973                10,416,378
                                      ------------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    151                     6,995
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                      ------------             -------------
 Total Liabilities                             151                     6,995
                                      ------------             -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $2,990,822               $10,409,383
                                      ============             =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FEDERATED               FEDERATED
                                   FUND FOR U.S.              MID CAP                FEDERATED
                                     GOVERNMENT                GROWTH               HIGH INCOME
                                   SECURITIES II         STRATEGIES FUND II         BOND FUND II
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       259,091                 459,492                 640,459
                                    ============            ============            ============
  Cost                                $2,920,685              $7,645,952              $4,564,888
                                    ============            ============            ============
  Market value                        $2,966,598              $7,645,952              $4,271,860
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                        78                   8,360                     141
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          2,966,676               7,654,312               4,272,001
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   78                   8,360                     141
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            78                   8,360                     141
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,966,598              $7,645,952              $4,271,860
                                    ============            ============            ============


                                     FEDERATED               FEDERATED               FEDERATED
                                   INTERNATIONAL               PRIME                  QUALITY
                                   EQUITY FUND II          MONEY FUND II            BOND FUND II
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       242,901               1,476,184                 171,805
                                    ============            ============            ============
  Cost                                $2,756,929              $1,476,184              $1,869,156
                                    ============            ============            ============
  Market value                        $3,342,321              $1,476,184              $1,924,215
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      62
 Receivable from fund shares
  sold                                     4,926                      52                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          3,347,247               1,476,236               1,924,277
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                4,926                      52                      --
 Payable for fund shares
  purchased                                   --                      --                      62
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         4,926                      52                      62
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,342,321              $1,476,184              $1,924,215
                                    ============            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      FEDERATED            GARTMORE NVIT
                                       CAPITAL               DEVELOPING
                                    INCOME FUND II          MARKETS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        238,730               128,964
                                     ============            ==========
  Cost                                 $2,199,805              $861,966
                                     ============            ==========
  Market value                         $2,069,793              $775,074
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --
 Receivable from fund shares
  sold                                        126                20,010
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           2,069,919               795,084
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   126                20,010
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                            126                20,010
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,069,793              $775,074
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 HARTFORD       HARTFORD
                                  HARTFORD         TOTAL         CAPITAL
                                  ADVISERS      RETURN BOND   APPRECIATION
                                  HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  5,446,242      4,128,681        638,453
                               ==============  =============  =============
  Cost                           $121,025,714    $48,108,053    $26,555,693
                               ==============  =============  =============
  Market value                    $95,166,396    $43,667,421    $23,383,562
 Due from Hartford Life and
  Annuity Insurance Company                --         59,592             --
 Receivable from fund shares
  sold                                 54,693             --         69,158
 Other assets                              15              6             --
                               --------------  -------------  -------------
 Total Assets                      95,221,104     43,727,019     23,452,720
                               --------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            54,693             --         69,158
 Payable for fund shares
  purchased                                --         59,592             --
 Other liabilities                         --             --             24
                               --------------  -------------  -------------
 Total Liabilities                     54,693         59,592         69,182
                               --------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $95,166,411    $43,667,427    $23,383,538
                               ==============  =============  =============

                                 HARTFORD           HARTFORD              HARTFORD
                                 DIVIDEND         FUNDAMENTAL              GLOBAL
                                AND GROWTH           GROWTH               ADVISERS
                                 HLS FUND           HLS FUND              HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   655,695           73,440                72,038
                               =============       ==========            ==========
  Cost                           $14,475,444         $675,019              $858,848
                               =============       ==========            ==========
  Market value                   $11,507,483         $615,745              $750,451
 Due from Hartford Life and
  Annuity Insurance Company           22,402               --                    --
 Receivable from fund shares
  sold                                    --               24                    37
 Other assets                              5               --                    --
                               -------------       ----------            ----------
 Total Assets                     11,529,890          615,769               750,488
                               -------------       ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --               24                    37
 Payable for fund shares
  purchased                           22,402               --                    --
 Other liabilities                        --               --                    --
                               -------------       ----------            ----------
 Total Liabilities                    22,402               24                    37
                               -------------       ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,507,488         $615,745              $750,451
                               =============       ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH          EQUITY
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,786,269           3,887,018
                                     =============       =============
  Cost                                 $53,789,880         $41,989,236
                                     =============       =============
  Market value                         $51,905,482         $40,712,640
 Due from Hartford Life and
  Annuity Insurance Company                     --               4,471
 Receivable from fund shares
  sold                                      31,469                  --
 Other assets                                   --                   1
                                     -------------       -------------
 Total Assets                           51,936,951          40,717,112
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 31,469                  --
 Payable for fund shares
  purchased                                     --               4,471
 Other liabilities                               2                  --
                                     -------------       -------------
 Total Liabilities                          31,471               4,471
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $51,905,480         $40,712,641
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD
                                     HARTFORD                 GROWTH             HARTFORD
                                      GROWTH              OPPORTUNITIES         HIGH YIELD
                                     HLS FUND                HLS FUND            HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (B)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      76,315                 9,526,227           2,067,898
                                    ==========            ==============       =============
  Cost                                $944,688              $198,609,542         $18,490,031
                                    ==========            ==============       =============
  Market value                        $768,462              $209,593,101         $16,409,608
 Due from Hartford Life and
  Annuity Insurance Company                 --                        --                  --
 Receivable from fund shares
  sold                                      48                   105,757              30,477
 Other assets                               --                        --                  --
                                    ----------            --------------       -------------
 Total Assets                          768,510               209,698,858          16,440,085
                                    ----------            --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 48                   104,949              30,477
 Payable for fund shares
  purchased                                 --                        --                  --
 Other liabilities                          --                       789                  --
                                    ----------            --------------       -------------
 Total Liabilities                          48                   105,738              30,477
                                    ----------            --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $768,462              $209,593,120         $16,409,608
                                    ==========            ==============       =============

                                                     HARTFORD                HARTFORD
                                 HARTFORD         INTERNATIONAL           INTERNATIONAL
                                   INDEX              GROWTH              SMALL COMPANY
                                 HLS FUND            HLS FUND                HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 2,022,057            371,079                 356,449
                               =============       ============            ============
  Cost                           $60,741,857         $4,957,676              $5,657,152
                               =============       ============            ============
  Market value                   $46,942,349         $2,749,835              $4,022,548
 Due from Hartford Life and
  Annuity Insurance Company            6,147              2,524                      --
 Receivable from fund shares
  sold                                    --                 --                   2,387
 Other assets                              1                 --                      --
                               -------------       ------------            ------------
 Total Assets                     46,948,497          2,752,359               4,024,935
                               -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                 --                   2,387
 Payable for fund shares
  purchased                            6,147              2,524                      --
 Other liabilities                        --                  1                       1
                               -------------       ------------            ------------
 Total Liabilities                     6,147              2,525                   2,388
                               -------------       ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $46,942,350         $2,749,834              $4,022,547
                               =============       ============            ============

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD       HARTFORD
                                INTERNATIONAL     MIDCAP
                                OPPORTUNITIES     GROWTH
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,698,626      1,854,343
                                =============  =============
  Cost                            $51,205,997    $19,522,524
                                =============  =============
  Market value                    $40,733,430    $14,606,138
 Due from Hartford Life and
  Annuity Insurance Company                --             --
 Receivable from fund shares
  sold                                 13,126         38,758
 Other assets                              --              1
                                -------------  -------------
 Total Assets                      40,746,556     14,644,897
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            13,126         38,758
 Payable for fund shares
  purchased                                --             --
 Other liabilities                         14             --
                                -------------  -------------
 Total Liabilities                     13,140         38,758
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $40,733,416    $14,606,139
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD
                                    MONEY MARKET            SMALLCAP VALUE           SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     27,953,828                2,629,573                2,862,614
                                    =============            =============            =============
  Cost                                $27,953,828              $35,511,643              $43,000,465
                                    =============            =============            =============
  Market value                        $27,953,828              $24,730,359              $44,795,137
 Due from Hartford Life and
  Annuity Insurance Company                10,596                       --                       --
 Receivable from fund shares
  sold                                         --                    1,417                   53,040
 Other assets                                  18                       --                        1
                                    -------------            -------------            -------------
 Total Assets                          27,964,442               24,731,776               44,848,178
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    1,417                   53,040
 Payable for fund shares
  purchased                                10,596                       --                       --
 Other liabilities                             --                        1                       --
                                    -------------            -------------            -------------
 Total Liabilities                         10,596                    1,418                   53,040
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $27,953,846              $24,730,358              $44,795,138
                                    =============            =============            =============

                                                              HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD
                                       STOCK                 SECURITIES                 VALUE
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       148,918                3,875,101                 168,674
                                    ============            =============            ============
  Cost                                $5,188,379              $40,928,935              $2,015,914
                                    ============            =============            ============
  Market value                        $5,376,360              $40,816,080              $1,603,224
 Due from Hartford Life and
  Annuity Insurance Company                   --                   76,017                      98
 Receivable from fund shares
  sold                                     8,199                       --                      --
 Other assets                                 --                       --                      --
                                    ------------            -------------            ------------
 Total Assets                          5,384,559               40,892,097               1,603,322
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                8,199                       --                      --
 Payable for fund shares
  purchased                                   --                   76,017                      98
 Other liabilities                             1                       --                      --
                                    ------------            -------------            ------------
 Total Liabilities                         8,200                   76,017                      98
                                    ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,376,359              $40,816,080              $1,603,224
                                    ============            =============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD
                                    VALUE              EQUITY
                                OPPORTUNITIES          INCOME
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,217,516            239,046
                                =============       ============
  Cost                            $29,676,613         $3,100,463
                                =============       ============
  Market value                    $28,279,243         $2,504,745
 Due from Hartford Life and
  Annuity Insurance Company                --                382
 Receivable from fund shares
  sold                                 73,135                 --
 Other assets                              --                 --
                                -------------       ------------
 Total Assets                      28,352,378          2,505,127
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            73,135                 --
 Payable for fund shares
  purchased                                --                382
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                     73,135                382
                                -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $28,279,243         $2,504,745
                                =============       ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ING JPMORGAN
                                     EMERGING             ING GLOBAL             AIM V.I.
                                  MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                    PORTFOLIO             PORTFOLIO             CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      23,514                28,006                42,978
                                    ==========            ==========            ==========
  Cost                                $347,104              $549,947              $653,709
                                    ==========            ==========            ==========
  Market value                        $479,216              $500,186              $682,067
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                       6                     6                     8
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          479,222               500,192               682,075
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  7                     1                     8
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    12                    --
                                    ----------            ----------            ----------
 Total Liabilities                           7                    13                     8
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $479,215              $500,179              $682,067
                                    ==========            ==========            ==========


                                     AIM V.I.            MFS(R) GROWTH            MFS(R) HIGH
                                 TECHNOLOGY FUND             SERIES              INCOME SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      64,311                  98,780                 146,719
                                    ==========            ============            ============
  Cost                                $785,384              $1,523,463              $1,259,980
                                    ==========            ============            ============
  Market value                        $848,264              $2,116,858              $1,210,434
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                      --
 Receivable from fund shares
  sold                                      11                   1,682                   3,780
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          848,275               2,118,540               1,214,214
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 11                   1,682                   3,780
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                          --                       2                      --
                                    ----------            ------------            ------------
 Total Liabilities                          11                   1,684                   3,780
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $848,264              $2,116,856              $1,210,434
                                    ==========            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         NEUBERGER BERMAN
                                                            AMT SHORT
                                  MFS(R) STRATEGIC        DURATION BOND
                                   INCOME SERIES            PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       26,056                 34,749
                                     ==========             ==========
  Cost                                 $268,049               $433,473
                                     ==========             ==========
  Market value                         $252,219               $389,884
 Due from Hartford Life and
  Annuity Insurance Company                  --                     --
 Receivable from fund shares
  sold                                        3                      5
 Other assets                                --                     --
                                     ----------             ----------
 Total Assets                           252,222                389,889
                                     ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   4                      5
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                     ----------             ----------
 Total Liabilities                            4                      5
                                     ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $252,218               $389,884
                                     ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  NEUBERGER BERMAN           PIONEER                  DWS
                                    AMT PARTNERS             FUND VCT            INTERNATIONAL
                                     PORTFOLIO              PORTFOLIO            VIP PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       121,330                27,969                 149,156
                                    ============            ==========            ============
  Cost                                $1,643,611              $548,440              $1,223,457
                                    ============            ==========            ============
  Market value                        $1,190,248              $548,187              $1,232,031
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                      --
 Receivable from fund shares
  sold                                        15                     7                      18
 Other assets                                 --                     2                      --
                                    ------------            ----------            ------------
 Total Assets                          1,190,263               548,196               1,232,049
                                    ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   15                     7                      18
 Payable for fund shares
  purchased                                   --                    --                      --
 Other liabilities                            --                    --                      --
                                    ------------            ----------            ------------
 Total Liabilities                            15                     7                      18
                                    ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,190,248              $548,189              $1,232,031
                                    ============            ==========            ============

                                      PIONEER
                                       GROWTH                VAN ECK                VAN ECK
                                 OPPORTUNITIES VCT          WORLDWIDE            WORLDWIDE HARD
                                     PORTFOLIO              BOND FUND             ASSETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       48,893                 23,331                  79,025
                                     ==========             ==========            ============
  Cost                                 $976,938               $250,854              $1,474,281
                                     ==========             ==========            ============
  Market value                         $935,814               $274,141              $2,312,270
 Due from Hartford Life and
  Annuity Insurance Company                  --                     --                      --
 Receivable from fund shares
  sold                                       12                      3                      29
 Other assets                                --                     --                      --
                                     ----------             ----------            ------------
 Total Assets                           935,826                274,144               2,312,299
                                     ----------             ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  12                      5                      28
 Payable for fund shares
  purchased                                  --                     --                      --
 Other liabilities                           --                     --                       1
                                     ----------             ----------            ------------
 Total Liabilities                           12                      5                      29
                                     ----------             ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $935,814               $274,139              $2,312,270
                                     ==========             ==========            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT
                                                  ASSET                TOTAL RETURN
                                             ALLOCATION FUND            BOND FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  165,675                 533,895
                                               ============            ============
  Cost                                           $1,964,259              $5,440,838
                                               ============            ============
  Market value                                   $1,744,555              $5,520,476
 Due from Hartford Life and Annuity
  Insurance Company                                      --                  11,558
 Receivable from fund shares sold                        75                      --
 Other assets                                            --                       4
                                               ------------            ------------
 Total Assets                                     1,744,630               5,532,038
                                               ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                      75                      --
 Payable for fund shares purchased                       --                  11,558
 Other liabilities                                        2                      --
                                               ------------            ------------
 Total Liabilities                                       77                  11,558
                                               ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $1,744,553              $5,520,480
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                                EQUITY              C&B LARGE CAP         LARGE COMPANY         INTERNATIONAL
                                              INCOME FUND             VALUE FUND            CORE FUND             CORE FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,013,184                49,253                 8,069                16,573
                                             =============            ==========            ==========            ==========
  Cost                                         $15,732,876              $419,045              $104,287              $111,572
                                             =============            ==========            ==========            ==========
  Market value                                 $11,459,114              $438,845              $103,526               $83,364
 Due from Hartford Life and Annuity
  Insurance Company                                 22,776                   817                    98                    --
 Receivable from fund shares sold                       --                    --                    --                     3
 Other assets                                            1                    --                    --                    --
                                             -------------            ----------            ----------            ----------
 Total Assets                                   11,481,891               439,662               103,624                83,367
                                             -------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     --                    --                    --                     3
 Payable for fund shares purchased                  22,776                   817                    98                    --
 Other liabilities                                      --                    --                    --                    --
                                             -------------            ----------            ----------            ----------
 Total Liabilities                                  22,776                   817                    98                     3
                                             -------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $11,459,115              $438,845              $103,526               $83,364
                                             =============            ==========            ==========            ==========

                                             WELLS FARGO             WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                            LARGE COMPANY             SMALL CAP             ADVANTAGE VT
                                             GROWTH FUND             GROWTH FUND           DISCOVERY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                566,723                 295,581                26,064
                                             ============            ============            ==========
  Cost                                         $4,760,470              $1,988,340              $322,672
                                             ============            ============            ==========
  Market value                                 $5,083,502              $1,876,941              $409,203
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                    --
 Receivable from fund shares sold                  19,930                  14,064                     5
 Other assets                                          --                      --                    --
                                             ------------            ------------            ----------
 Total Assets                                   5,103,432               1,891,005               409,208
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                19,930                  14,064                     5
 Payable for fund shares purchased                     --                      --                    --
 Other liabilities                                     --                      --                     3
                                             ------------            ------------            ----------
 Total Liabilities                                 19,930                  14,064                     8
                                             ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $5,083,502              $1,876,941              $409,200
                                             ============            ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I          28,704         $18.829530        to         $18.829530             $540,477
American Century VP Capital Appreciation Fund
 -- Class I                                           30,586          16.938963        to          16.938963              518,103
AllianceBernstein VPS International Growth
 Portfolio -- Class A                                 97,707           7.472171        to           7.472171              730,081
AIM V.I. Core Equity Fund -- Class S1                275,219          10.413710        to          17.505410            3,002,650
AIM V.I. International Growth Fund -- Class
 S1                                                  103,234          13.785384        to          13.785384            1,423,122
AllianceBernstein VPS Money Market Portfolio
 -- Class A                                          270,258          14.435723        to          14.435723            3,901,375
AllianceBernstein VPS Large Cap Growth
 Portfolio -- Class A                                 33,699          20.339696        to          20.339696              685,422
Federated Clover Value Fund II -- Class PRIM       1,534,990           8.440170        to          16.483013           13,185,824
Federated Capital Appreciation Fund II --
 Class PRIM                                          549,878           5.380947        to           5.484660            2,990,822
Federated Equity Income Fund II -- Class PRIM      1,081,245           9.527096        to           9.739066           10,396,836
Federated Fund for U.S. Government Securities
 II -- Class PRIM                                    184,732          14.519178        to          18.473467            2,966,598
Federated Mid Cap Growth Strategies Fund II --
 Class PRIM                                          645,227          11.711317        to          11.971909            7,639,266
Federated High Income Bond Fund II -- Class
 PRIM                                                276,134          14.702176        to          20.796321            4,271,860
Federated International Equity Fund II --
 Class PRIM                                          314,960          10.494280        to          10.727752            3,342,321
Federated Prime Money Fund II -- Class PRIM          124,095           8.309408        to          12.019942            1,476,184
Federated Quality Bond Fund II -- Class PRIM         128,228          14.913909        to          15.201144            1,924,215
Federated Capital Income Fund II -- Class
 PRIM                                                223,051           9.051780        to          15.417668            2,065,362
Gartmore NVIT Developing Markets Fund -- Class
 II                                                   37,555          20.481238        to          20.481238              769,171
Hartford Advisers HLS Fund -- Class IA            23,698,611           1.094622        to          12.511529           94,574,622
Hartford Total Return Bond HLS Fund -- Class
 IA                                               12,674,773           1.623834        to          15.033174           43,562,321
Hartford Capital Appreciation HLS Fund --
 Class IA                                         12,160,402           1.866095        to           1.945315           23,360,357
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                7,737,625           1.318634        to           3.433866           11,507,488
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                  574,752           1.026927        to           1.091246              615,745
Hartford Global Advisers HLS Fund -- Class IA        637,068           1.169156        to           1.194175              749,177
Hartford Global Growth HLS Fund -- Class IA        2,584,259           8.843557        to          22.459253           51,649,897
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                2,202,499           6.024541        to          21.255348           40,543,421
Hartford Growth HLS Fund -- Class IA                 663,649           1.121397        to           1.183242              765,591
Hartford Growth Opportunities HLS Fund --
 Class IA                                         32,618,251           1.373909        to          28.947838          208,588,651
Hartford High Yield HLS Fund -- Class IA           1,011,604          12.966662        to          17.084545           16,401,337
Hartford Index HLS Fund -- Class IA                2,991,713           4.193292        to          16.990222           46,764,535
Hartford International Growth HLS Fund --
 Class IA                                          2,542,838           1.038731        to           1.103755            2,749,834
Hartford International Small Company HLS Fund
 -- Class IA                                       2,122,839           1.815857        to           1.929432            4,015,600
Hartford International Opportunities HLS Fund
 -- Class IA                                      19,842,383           1.988092        to           2.081136           40,672,460
Hartford MidCap Growth HLS Fund -- Class IA        1,140,624          12.699657        to          13.148741           14,600,808
Hartford Money Market HLS Fund -- Class IA        12,982,566           1.184339        to          14.082560           27,900,273
Hartford SmallCap Value HLS Fund -- Class IA       1,169,933          20.218150        to          21.548098           24,712,062
Hartford SmallCap Growth HLS Fund -- Class IA      2,103,643          11.077238        to          23.537190           44,677,501
Hartford Stock HLS Fund -- Class IA                4,155,426           1.263962        to           9.471016            5,374,218
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                       1,857,872          12.987128        to          24.471490           40,235,662
Hartford Value HLS Fund -- Class IA                1,384,644           1.114500        to           1.184249            1,603,224
Hartford Value Opportunities HLS Fund -- Class
 IA                                                1,435,468          14.008430        to          21.183083           28,244,030
Hartford Equity Income HLS Fund -- Class IA        2,040,822           1.192941        to           1.245532            2,499,844
ING JPMorgan Emerging Markets Equity Portfolio
 -- Class I                                           29,912          16.020683        to          16.020683              479,215
ING Global Resources Portfolio -- Class S             44,400          11.265332        to          11.265332              500,179
AIM V.I. Global Health Care Fund -- Class S1          31,758          21.476816        to          21.476816              682,067
AIM V.I. Technology Fund -- Class S1                  67,511          12.564866        to          12.564866              848,264

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series -- Class INIT                   170,454         $10.828514        to         $19.836618           $2,107,974
MFS(R) High Income Series -- Class INIT               87,415          12.997699        to          18.671075            1,205,423
MFS(R) Strategic Income Series -- Class INIT          14,158          17.814954        to          17.814954              252,218
Neuberger Berman AMT Short Duration Bond
 Portfolio -- Class                                   26,841          14.463430        to          14.463430              388,211
Neuberger Berman AMT Partners Portfolio --
 Class I                                              70,054          16.990397        to          16.990397            1,190,248
Pioneer Fund VCT Portfolio -- Class I                 50,949          10.759591        to          10.759591              548,189
DWS International VIP Portfolio -- Class A            72,354          16.731430        to          16.731430            1,210,580
Pioneer Growth Opportunities VCT Portfolio --
 Class I                                              49,628          18.856765        to          18.856765              935,814
Van Eck Worldwide Bond Fund -- Class INIT             13,738          19.493740        to          19.493740              267,794
Van Eck Worldwide Hard Assets Fund -- Class
 INIT                                                 73,445          31.482933        to          31.482933            2,312,270
Wells Fargo Advantage VT Asset Allocation
 Fund                                                167,439          10.320991        to          10.320991            1,728,137
Wells Fargo Advantage VT Total Return Bond
 Fund                                                266,186          20.506317        to          20.506317            5,458,490
Wells Fargo Advantage VT Equity Income Fund          728,985          15.383431        to          15.383431           11,214,292
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                 46,561           9.425143        to           9.425143              438,845
Wells Fargo Advantage VT Large Company Core
 Fund                                                 16,320           6.343107        to           6.343107              103,522
Wells Fargo Advantage VT International Core
 Fund                                                 11,970           6.964463        to           6.964463               83,364
Wells Fargo Advantage VT Large Company Growth
 Fund                                                305,258          16.298998        to          16.298998            4,975,396
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                121,634          15.280749        to          15.280749            1,858,651
Wells Fargo Advantage VT Discovery Fund               18,730          21.847241        to          21.847241              409,200
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I             141          18.829530        to          18.829530                2,663
AIM V.I. Core Equity Fund -- Class S1                  3,218          10.413710        to          10.413710               33,509
AIM V.I. International Growth Fund -- Class
 S1                                                      888          13.785384        to          13.785384               12,238
AllianceBernstein VPS Money Market Portfolio
 -- Class A                                              823          14.435723        to          14.435723               11,876
AllianceBernstein VPS Large Cap Growth
 Portfolio -- Class A                                    879          20.339696        to          20.339696               17,888
Federated Clover Value Fund II -- Class PRIM           1,192           8.440170        to           8.440170               10,061
Federated Equity Income Fund II -- Class PRIM          1,317           9.527096        to           9.527096               12,547
Federated Mid Cap Growth Strategies Fund II --
 Class PRIM                                              571          11.711317        to          11.711317                6,686
Federated Capital Income Fund II -- Class
 PRIM                                                    287          15.417668        to          15.417668                4,431
Gartmore NVIT Developing Markets Fund -- Class
 II                                                      288          20.481238        to          20.481238                5,903
Hartford Advisers HLS Fund -- Class IA               156,953           3.770476        to           3.770476              591,789
Hartford Total Return Bond HLS Fund -- Class
 IA                                                   35,406           2.968557        to           2.968557              105,106
Hartford Capital Appreciation HLS Fund --
 Class IA                                             11,999           1.931883        to           1.931883               23,181
Hartford Global Advisers HLS Fund -- Class IA          1,083           1.176553        to           1.176553                1,274
Hartford Global Growth HLS Fund -- Class IA           11,436          17.969949        to          22.459253              255,583
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                    7,961          21.255348        to          21.255348              169,220
Hartford Growth HLS Fund -- Class IA                   2,463           1.165837        to           1.165837                2,871
Hartford Growth Opportunities HLS Fund --
 Class IA                                            160,527           6.023480        to          28.947838            1,004,469
Hartford High Yield HLS Fund -- Class IA                 484          17.084545        to          17.084545                8,271
Hartford Index HLS Fund -- Class IA                   10,466          16.990222        to          16.990222              177,815
Hartford International Small Company HLS Fund
 -- Class IA                                           3,654           1.901043        to           1.901043                6,947
Hartford International Opportunities HLS Fund
 -- Class IA                                          29,616           2.058194        to           2.058194               60,956
Hartford MidCap Growth HLS Fund -- Class IA              420          12.699657        to          12.699657                5,331
Hartford Money Market HLS Fund -- Class IA            20,897           1.824356        to          14.082560               53,573
Hartford SmallCap Value HLS Fund -- Class IA             859          21.297920        to          21.297920               18,296
Hartford SmallCap Growth HLS Fund -- Class IA          4,998          23.537190        to          23.537190              117,637
Hartford Stock HLS Fund -- Class IA                    1,636           1.308548        to           1.308548                2,141

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNITS
                                                  OWNED BY         MINIMUM UNIT                 MAXIMUM UNIT          CONTRACT
                                                PARTICIPANTS       FAIR VALUE #                 FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                          23,718         $24.471490        to         $24.471490             $580,418
Hartford Value Opportunities HLS Fund -- Class
 IA                                                    1,662          21.183083        to          21.183083               35,213
Hartford Equity Income HLS Fund -- Class IA            3,983           1.230271        to           1.230271                4,901
MFS(R) Growth Series -- Class INIT                       820          10.828514        to          10.828514                8,882
MFS(R) High Income Series -- Class INIT                  386          12.997699        to          12.997699                5,011
Neuberger Berman AMT Short Duration Bond
 Portfolio                                               116          14.463430        to          14.463430                1,673
DWS International VIP Portfolio -- Class A             1,282          16.731430        to          16.731430               21,451
Van Eck Worldwide Bond Fund -- Class INIT                325          19.493740        to          19.493740                6,345
Wells Fargo Advantage VT Asset Allocation
 Fund                                                  1,591          10.320991        to          10.320991               16,416
Wells Fargo Advantage VT Total Return Bond
 Fund                                                  3,023          20.506317        to          20.506317               61,990
Wells Fargo Advantage VT Equity Income Fund           15,915          15.383431        to          15.383431              244,823
Wells Fargo Advantage VT Large Company Core
 Fund                                                      1           6.343107        to           6.343107                    4
Wells Fargo Advantage VT Large Company Growth
 Fund                                                  6,633          16.298998        to          16.298998              108,106
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                  1,197          15.280749        to          15.280749               18,290

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       AMERICAN CENTURY VP
                                             AMERICAN CENTURY VP             CAPITAL
                                                BALANCED FUND           APPRECIATION FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $46,376                    $3,239
                                                 -----------                ----------
EXPENSES:
 Administrative charges                                   --                        --
 Mortality and Expense Risk charges                   (3,886)                   (1,882)
                                                 -----------                ----------
  Total Expenses                                      (3,886)                   (1,882)
                                                 -----------                ----------
  Net investment income (loss)                        42,490                     1,357
                                                 -----------                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (186,726)                      983
 Net realized gain on distributions                       --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           171,950                   130,538
                                                 -----------                ----------
  Net gain (loss) on investments                     (14,776)                  131,521
                                                 -----------                ----------
  Net increase (decrease) in net assets
   resulting from operations                         $27,714                  $132,878
                                                 ===========                ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS         AIM V.I.               AIM V.I.
                                             INTERNATIONAL               CORE              INTERNATIONAL
                                           GROWTH PORTFOLIO           EQUITY FUND           GROWTH FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $29,179                  $49,692               $21,541
                                              ----------              -----------            ----------
EXPENSES:
 Administrative charges                               --                       --                (2,109)
 Mortality and Expense Risk charges               (2,785)                 (35,806)              (17,573)
                                              ----------              -----------            ----------
  Total Expenses                                  (2,785)                 (35,806)              (19,682)
                                              ----------              -----------            ----------
  Net investment income (loss)                    26,394                   13,886                 1,859
                                              ----------              -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     4,429                 (120,865)              108,225
 Net realized gain on distributions                   --                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       180,016                  758,460               295,171
                                              ----------              -----------            ----------
  Net gain (loss) on investments                 184,445                  637,595               403,396
                                              ----------              -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations             $210,839                 $651,481              $405,255
                                              ==========              ===========            ==========

                                         ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS          FEDERATED
                                                 MONEY                  LARGE CAP                 CLOVER
                                           MARKET PORTFOLIO         GROWTH PORTFOLIO           VALUE FUND II
                                              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $8,902                     $927                   $345,791
                                              ----------               ----------              -------------
EXPENSES:
 Administrative charges                               --                       --                    (12,276)
 Mortality and Expense Risk charges              (20,452)                  (2,679)                  (150,080)
                                              ----------               ----------              -------------
  Total Expenses                                 (20,452)                  (2,679)                  (162,356)
                                              ----------               ----------              -------------
  Net investment income (loss)                   (11,550)                  (1,752)                   183,435
                                              ----------               ----------              -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        --                   (3,245)                (2,379,381)
 Net realized gain on distributions                   --                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --                  195,515                  3,641,029
                                              ----------               ----------              -------------
  Net gain (loss) on investments                      --                  192,270                  1,261,648
                                              ----------               ----------              -------------
  Net increase (decrease) in net
   assets resulting from operations             $(11,550)                $190,518                 $1,445,083
                                              ==========               ==========              =============

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 FEDERATED                FEDERATED
                                                  CAPITAL                   EQUITY
                                            APPRECIATION FUND II        INCOME FUND II
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $31,401                  $466,129
                                                 ----------              ------------
EXPENSES:
 Administrative charges                              (2,820)                   (9,930)
 Mortality and Expense Risk charges                 (33,580)                 (120,555)
                                                 ----------              ------------
  Total Expenses                                    (36,400)                 (130,485)
                                                 ----------              ------------
  Net investment income (loss)                       (4,999)                  335,644
                                                 ----------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (43,984)                 (178,271)
 Net realized gain on distributions                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          345,299                 1,032,864
                                                 ----------              ------------
  Net gain (loss) on investments                    301,315                   854,593
                                                 ----------              ------------
  Net increase (decrease) in net assets
   resulting from operations                       $296,316                $1,190,237
                                                 ==========              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             FEDERATED              FEDERATED
                                           FUND FOR U.S.             MID CAP                FEDERATED
                                             GOVERNMENT               GROWTH               HIGH INCOME
                                           SECURITIES II        STRATEGIES FUND II         BOND FUND II
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $152,063                    $ --                $423,153
                                             ----------            ------------            ------------
EXPENSES:
 Administrative charges                          (1,796)                 (7,266)                 (3,258)
 Mortality and Expense Risk charges             (27,979)                (87,195)                (42,481)
                                             ----------            ------------            ------------
  Total Expenses                                (29,775)                (94,461)                (45,739)
                                             ----------            ------------            ------------
  Net investment income (loss)                  122,288                 (94,461)                377,414
                                             ----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,599                (380,834)                 26,354
 Net realized gain on distributions                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (1,994)              2,308,749               1,136,430
                                             ----------            ------------            ------------
  Net gain (loss) on investments                  4,605               1,927,915               1,162,784
                                             ----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $126,893              $1,833,454              $1,540,198
                                             ==========            ============            ============


                                             FEDERATED             FEDERATED            FEDERATED
                                           INTERNATIONAL             PRIME               QUALITY
                                           EQUITY FUND II        MONEY FUND II         BOND FUND II
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $89,110               $9,557              $123,008
                                             ----------            ---------            ----------
EXPENSES:
 Administrative charges                          (2,955)              (1,931)               (1,832)
 Mortality and Expense Risk charges             (35,375)             (22,762)              (22,578)
                                             ----------            ---------            ----------
  Total Expenses                                (38,330)             (24,693)              (24,410)
                                             ----------            ---------            ----------
  Net investment income (loss)                   50,780              (15,136)               98,598
                                             ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (25,636)                  --                15,406
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      954,206                   --               205,712
                                             ----------            ---------            ----------
  Net gain (loss) on investments                928,570                   --               221,118
                                             ----------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $979,350             $(15,136)             $319,716
                                             ==========            =========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               FEDERATED           GARTMORE NVIT
                                                CAPITAL              DEVELOPING
                                             INCOME FUND II         MARKETS FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $114,362                $7,650
                                               ----------            ----------
EXPENSES:
 Administrative charges                            (1,828)                   --
 Mortality and Expense Risk charges               (22,527)               (2,916)
                                               ----------            ----------
  Total Expenses                                  (24,355)               (2,916)
                                               ----------            ----------
  Net investment income (loss)                     90,007                 4,734
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (46,201)                5,702
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        390,978               296,992
                                               ----------            ----------
  Net gain (loss) on investments                  344,777               302,694
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $434,784              $307,428
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD                HARTFORD
                                          HARTFORD                  TOTAL                  CAPITAL
                                          ADVISERS               RETURN BOND             APPRECIATION
                                          HLS FUND                 HLS FUND                HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,921,318              $1,594,813                $183,027
                                        -------------            ------------            ------------
EXPENSES:
 Administrative charges                       (87,610)                (42,187)                     --
 Mortality and Expense Risk charges        (1,123,985)               (547,379)               (270,677)
                                        -------------            ------------            ------------
  Total Expenses                           (1,211,595)               (589,566)               (270,677)
                                        -------------            ------------            ------------
  Net investment income (loss)                709,723               1,005,247                 (87,650)
                                        -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (6,815,338)               (345,994)               (749,934)
 Net realized gain on distributions                --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 27,833,582               4,498,047               7,726,459
                                        -------------            ------------            ------------
  Net gain (loss) on investments           21,018,244               4,152,053               6,976,525
                                        -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $21,727,967              $5,157,300              $6,888,875
                                        =============            ============            ============

                                               HARTFORD               HARTFORD              HARTFORD
                                               DIVIDEND             FUNDAMENTAL              GLOBAL
                                              AND GROWTH               GROWTH               ADVISERS
                                               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $231,178                $2,766                  $ --
                                             ------------            ----------            ----------
EXPENSES:
 Administrative charges                            (4,560)                  (41)                   (4)
 Mortality and Expense Risk charges              (139,526)               (5,502)               (8,693)
                                             ------------            ----------            ----------
  Total Expenses                                 (144,086)               (5,543)               (8,697)
                                             ------------            ----------            ----------
  Net investment income (loss)                     87,092                (2,777)               (8,697)
                                             ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (203,187)              (51,190)                  968
 Net realized gain on distributions                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,234,722               193,230               137,255
                                             ------------            ----------            ----------
  Net gain (loss) on investments                2,031,535               142,040               138,223
                                             ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $2,118,627              $139,263              $129,526
                                             ============            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                                 HARTFORD           DISCIPLINED
                                               GLOBAL GROWTH          EQUITY
                                                 HLS FUND            HLS FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $334,854            $567,395
                                               -------------       -------------
EXPENSES:
 Administrative charges                              (47,370)            (37,703)
 Mortality and Expense Risk charges                 (597,673)           (489,542)
                                               -------------       -------------
  Total Expenses                                    (645,043)           (527,245)
                                               -------------       -------------
  Net investment income (loss)                      (310,189)             40,150
                                               -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (2,003,739)         (1,396,763)
 Net realized gain on distributions                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        15,955,968           9,406,080
                                               -------------       -------------
  Net gain (loss) on investments                  13,952,229           8,009,317
                                               -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $13,642,040          $8,049,467
                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD
                                              HARTFORD                  GROWTH                  HARTFORD
                                               GROWTH               OPPORTUNITIES              HIGH YIELD
                                              HLS FUND                 HLS FUND                 HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (B)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,174                $1,136,620              $1,298,592
                                             -----------            --------------            ------------
EXPENSES:
 Administrative charges                             (154)                 (188,714)                (13,929)
 Mortality and Expense Risk charges              (10,305)               (2,389,425)               (183,200)
                                             -----------            --------------            ------------
  Total Expenses                                 (10,459)               (2,578,139)               (197,129)
                                             -----------            --------------            ------------
  Net investment income (loss)                    (7,285)               (1,441,519)              1,101,463
                                             -----------            --------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (133,879)              (19,359,616)                220,018
 Net realized gain on distributions                   --                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       343,435                69,341,965               4,096,470
                                             -----------            --------------            ------------
  Net gain (loss) on investments                 209,556                49,982,349               4,316,488
                                             -----------            --------------            ------------
  Net increase (decrease) in net
   assets resulting from operations             $202,271               $48,540,830              $5,417,951
                                             ===========            ==============            ============

                                                                   HARTFORD                HARTFORD
                                          HARTFORD              INTERNATIONAL           INTERNATIONAL
                                            INDEX                   GROWTH              SMALL COMPANY
                                          HLS FUND                 HLS FUND                HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $845,062                 $43,590                 $58,412
                                        -------------            ------------            ------------
EXPENSES:
 Administrative charges                       (41,278)                   (348)                   (462)
 Mortality and Expense Risk charges          (533,303)                (34,354)                (46,726)
                                        -------------            ------------            ------------
  Total Expenses                             (574,581)                (34,702)                (47,188)
                                        -------------            ------------            ------------
  Net investment income (loss)                270,481                   8,888                  11,224
                                        -------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             (3,420,713)               (467,779)               (597,215)
 Net realized gain on distributions            20,279                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 12,478,675               1,053,117               1,589,068
                                        -------------            ------------            ------------
  Net gain (loss) on investments            9,078,241                 585,338                 991,853
                                        -------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations        $9,348,722                $594,226              $1,003,077
                                        =============            ============            ============

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD            HARTFORD
                                          INTERNATIONAL          MIDCAP
                                          OPPORTUNITIES          GROWTH
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $707,088             $38,862
                                          -------------       -------------
EXPENSES:
 Administrative charges                            (651)            (12,942)
 Mortality and Expense Risk charges            (513,528)           (175,031)
                                          -------------       -------------
  Total Expenses                               (514,179)           (187,973)
                                          -------------       -------------
  Net investment income (loss)                  192,909            (149,111)
                                          -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (5,503,007)         (1,238,044)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   15,401,630           6,224,493
                                          -------------       -------------
  Net gain (loss) on investments              9,898,623           4,986,449
                                          -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $10,091,532          $4,837,338
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD                 HARTFORD
                                            MONEY MARKET           SMALLCAP VALUE           SMALLCAP GROWTH
                                              HLS FUND                HLS FUND                 HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $23,971                 $194,469                  $34,833
                                             -----------            -------------            -------------
EXPENSES:
 Administrative charges                          (39,185)                 (22,243)                 (39,057)
 Mortality and Expense Risk charges             (468,810)                (288,973)                (503,653)
                                             -----------            -------------            -------------
  Total Expenses                                (507,995)                (311,216)                (542,710)
                                             -----------            -------------            -------------
  Net investment income (loss)                  (484,024)                (116,747)                (507,877)
                                             -----------            -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        --               (3,055,011)              (1,188,556)
 Net realized gain on distributions                   --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --                8,341,987               13,203,669
                                             -----------            -------------            -------------
  Net gain (loss) on investments                      --                5,286,976               12,015,113
                                             -----------            -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $(484,024)              $5,170,229              $11,507,236
                                             ===========            =============            =============

                                                                       HARTFORD
                                               HARTFORD            U.S. GOVERNMENT            HARTFORD
                                                STOCK                 SECURITIES                VALUE
                                               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $73,105                 $12,281                $27,158
                                             ------------            ------------            -----------
EXPENSES:
 Administrative charges                                --                 (44,220)                  (472)
 Mortality and Expense Risk charges               (72,361)               (567,436)               (21,561)
                                             ------------            ------------            -----------
  Total Expenses                                  (72,361)               (611,656)               (22,033)
                                             ------------            ------------            -----------
  Net investment income (loss)                        744                (599,375)                 5,125
                                             ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (157,820)               (137,068)              (168,164)
 Net realized gain on distributions                    --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,753,495               1,561,470                481,041
                                             ------------            ------------            -----------
  Net gain (loss) on investments                1,595,675               1,424,402                312,877
                                             ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $1,596,419                $825,027               $318,002
                                             ============            ============            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD                HARTFORD
                                    VALUE                  EQUITY
                                OPPORTUNITIES              INCOME
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $267,043                $64,986
                                -------------            -----------
EXPENSES:
 Administrative charges               (24,706)                   (43)
 Mortality and Expense Risk
  charges                            (322,720)               (32,792)
                                -------------            -----------
  Total Expenses                     (347,426)               (32,835)
                                -------------            -----------
  Net investment income (loss)        (80,383)                32,151
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,555,515)              (116,769)
 Net realized gain on
  distributions                            --                 13,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,786,477                431,010
                                -------------            -----------
  Net gain (loss) on
   investments                      9,230,962                327,844
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $9,150,579               $359,995
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ING JPMORGAN
                                     EMERGING             ING GLOBAL             AIM V.I.
                                  MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                    PORTFOLIO             PORTFOLIO             CARE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,358                $1,407                $2,161
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and Expense Risk
  charges                               (1,470)               (2,035)               (2,771)
                                    ----------            ----------            ----------
  Total Expenses                        (1,470)               (2,035)               (2,771)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                                3,888                  (628)                 (610)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,791                11,180                 9,044
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          159,313               132,212               145,207
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         163,104               143,392               154,251
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $166,992              $142,764              $153,641
                                    ==========            ==========            ==========


                                     AIM V.I.           MFS(R) GROWTH          MFS(R) HIGH
                                 TECHNOLOGY FUND            SERIES            INCOME SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $5,969               $87,953
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                (2,127)               (1,316)
 Mortality and Expense Risk
  charges                               (3,029)              (19,861)              (11,845)
                                    ----------            ----------            ----------
  Total Expenses                        (3,029)              (21,988)              (13,161)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                               (3,029)              (16,019)               74,792
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (18,366)               43,430               (46,683)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          329,526               567,239               359,384
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         311,160               610,669               312,701
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $308,131              $594,650              $387,493
                                    ==========            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        NEUBERGER BERMAN
                                                            AMT SHORT
                                 MFS(R) STRATEGIC         DURATION BOND
                                   INCOME SERIES            PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $22,272                $25,826
                                     ---------              ---------
EXPENSES:
 Administrative charges                     --                     --
 Mortality and Expense Risk
  charges                               (1,073)                (1,302)
                                     ---------              ---------
  Total Expenses                        (1,073)                (1,302)
                                     ---------              ---------
  Net investment income (loss)          21,199                 24,524
                                     ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,346)                (5,379)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,939                 14,112
                                     ---------              ---------
  Net gain (loss) on
   investments                          25,593                  8,733
                                     ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $46,792                $33,257
                                     =========              =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  NEUBERGER BERMAN           PIONEER                 DWS
                                    AMT PARTNERS             FUND VCT           INTERNATIONAL
                                     PORTFOLIO              PORTFOLIO           VIP PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $25,305                 $8,087               $45,998
                                     ----------             ----------            ----------
EXPENSES:
 Administrative charges                      --                     --                (1,579)
 Mortality and Expense Risk
  charges                                (4,376)                (1,993)              (13,158)
                                     ----------             ----------            ----------
  Total Expenses                         (4,376)                (1,993)              (14,737)
                                     ----------             ----------            ----------
  Net investment income
   (loss)                                20,929                  6,094                31,261
                                     ----------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   8,139                  8,106               (32,044)
 Net realized gain on
  distributions                         112,407                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           285,985                101,466               297,409
                                     ----------             ----------            ----------
  Net gain (loss) on
   investments                          406,531                109,572               265,365
                                     ----------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $427,460               $115,666              $296,626
                                     ==========             ==========            ==========

                                      PIONEER
                                       GROWTH                VAN ECK              VAN ECK
                                 OPPORTUNITIES VCT          WORLDWIDE          WORLDWIDE HARD
                                     PORTFOLIO              BOND FUND           ASSETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $15,139                $2,028
                                     ----------             ---------            ----------
EXPENSES:
 Administrative charges                      --                    --                    --
 Mortality and Expense Risk
  charges                                (3,603)               (1,456)               (7,284)
                                     ----------             ---------            ----------
  Total Expenses                         (3,603)               (1,456)               (7,284)
                                     ----------             ---------            ----------
  Net investment income
   (loss)                                (3,603)               13,683                (5,256)
                                     ----------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (27,329)              (14,873)                2,648
 Net realized gain on
  distributions                              --                    --                 4,021
 Net unrealized appreciation
  (depreciation) of
  investments during the year           328,153                11,106               758,024
                                     ----------             ---------            ----------
  Net gain (loss) on
   investments                          300,824                (3,767)              764,693
                                     ----------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $297,221                $9,916              $759,437
                                     ==========             =========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT          ADVANTAGE VT
                                                 ASSET              TOTAL RETURN
                                            ALLOCATION FUND          BOND FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $31,728              $260,099
                                               ----------            ----------
EXPENSES:
 Administrative charges                            (2,323)               (8,611)
 Mortality and Expense Risk charges               (19,357)              (71,754)
                                               ----------            ----------
  Total Expenses                                  (21,680)              (80,365)
                                               ----------            ----------
  Net investment income (loss)                     10,048               179,734
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (25,146)              (19,622)
 Net realized gain on distributions                    --                24,471
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        218,296               386,896
                                               ----------            ----------
  Net gain (loss) on investments                  193,150               391,745
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $203,198              $571,479
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO            WELLS FARGO           WELLS FARGO          WELLS FARGO
                                      ADVANTAGE VT            ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                         EQUITY              C&B LARGE CAP         LARGE COMPANY        INTERNATIONAL
                                       INCOME FUND             VALUE FUND            CORE FUND            CORE FUND
                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $217,067                $5,935               $1,689               $2,086
                                      -------------            ----------            ---------            ---------
EXPENSES:
 Administrative charges                     (16,128)                 (552)                (130)                (107)
 Mortality and Expense Risk
  charges                                  (134,401)               (4,600)              (1,081)                (892)
                                      -------------            ----------            ---------            ---------
  Total Expenses                           (150,529)               (5,152)              (1,211)                (999)
                                      -------------            ----------            ---------            ---------
  Net investment income (loss)               66,538                   783                  478                1,087
                                      -------------            ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,040,886)              (18,644)                (471)             (16,630)
 Net realized gain on
  distributions                                  --                    --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         2,404,552               100,856               26,991               22,214
                                      -------------            ----------            ---------            ---------
  Net gain (loss) on
   investments                            1,363,666                82,212               26,520                5,584
                                      -------------            ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $1,430,204               $82,995              $26,998               $6,671
                                      =============            ==========            =========            =========

                                      WELLS FARGO            WELLS FARGO
                                      ADVANTAGE VT           ADVANTAGE VT          WELLS FARGO
                                     LARGE COMPANY            SMALL CAP            ADVANTAGE VT
                                      GROWTH FUND            GROWTH FUND          DISCOVERY FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $16,717                  $ --                  $ --
                                      ------------            ----------            ----------
EXPENSES:
 Administrative charges                     (6,618)               (2,485)                   --
 Mortality and Expense Risk
  charges                                  (55,152)              (20,708)               (1,731)
                                      ------------            ----------            ----------
  Total Expenses                           (61,770)              (23,193)               (1,731)
                                      ------------            ----------            ----------
  Net investment income (loss)             (45,053)              (23,193)               (1,731)
                                      ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (145,773)              (40,227)               13,498
 Net realized gain on
  distributions                                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,716,600               750,019               122,911
                                      ------------            ----------            ----------
  Net gain (loss) on
   investments                           1,570,827               709,792               136,409
                                      ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,525,774              $686,599              $134,678
                                      ============            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                      AMERICAN CENTURY VP
                                            AMERICAN CENTURY VP             CAPITAL
                                               BALANCED FUND           APPRECIATION FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $42,490                   $1,357
 Net realized gain (loss) on security
  transactions                                      (186,726)                     983
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           171,950                  130,538
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from operations                           27,714                  132,878
                                                ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                                --                       --
 Net transfers                                      (623,347)                  55,972
 Surrenders for benefit payments and
  fees                                               (25,818)                 (11,594)
 Net annuity transactions                               (218)                      --
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (649,383)                  44,378
                                                ------------               ----------
 Net increase (decrease) in net assets              (621,669)                 177,256
NET ASSETS:
 Beginning of year                                 1,164,809                  340,847
                                                ------------               ----------
 End of year                                        $543,140                 $518,103
                                                ============               ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS        AIM V.I.              AIM V.I.
                                            INTERNATIONAL              CORE             INTERNATIONAL
                                          GROWTH PORTFOLIO         EQUITY FUND           GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $26,394                 $13,886                $1,859
 Net realized gain (loss) on security
  transactions                                    4,429                (120,865)              108,225
 Net realized gain on distributions                  --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      180,016                 758,460               295,171
                                             ----------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     210,839                 651,481               405,255
                                             ----------            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                          240                   8,335                 1,324
 Net transfers                                   23,883                 (91,239)              (57,462)
 Surrenders for benefit payments and
  fees                                          (33,896)               (490,666)             (326,269)
 Net annuity transactions                            --                  23,363                 6,280
                                             ----------            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (9,773)               (550,207)             (376,127)
                                             ----------            ------------          ------------
 Net increase (decrease) in net assets          201,066                 101,274                29,128
NET ASSETS:
 Beginning of year                              529,015               2,934,885             1,406,232
                                             ----------            ------------          ------------
 End of year                                   $730,081              $3,036,159            $1,435,360
                                             ==========            ============          ============

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS        FEDERATED
                                                 MONEY                 LARGE CAP               CLOVER
                                           MARKET PORTFOLIO        GROWTH PORTFOLIO         VALUE FUND II
                                              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(11,550)              $(1,752)                $183,435
 Net realized gain (loss) on security
  transactions                                          --                (3,245)              (2,379,381)
 Net realized gain on distributions                     --                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              --               195,515                3,641,029
                                             -------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        (11,550)              190,518                1,445,083
                                             -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                          46,052                   240                   30,636
 Net transfers                                    (591,590)               13,740                 (591,254)
 Surrenders for benefit payments and
  fees                                          (1,264,716)              (57,086)              (1,898,382)
 Net annuity transactions                           11,905                13,998                     (795)
                                             -------------            ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,798,349)              (29,108)              (2,459,795)
                                             -------------            ----------            -------------
 Net increase (decrease) in net assets          (1,809,899)              161,410               (1,014,712)
NET ASSETS:
 Beginning of year                               5,723,150               541,900               14,210,597
                                             -------------            ----------            -------------
 End of year                                    $3,913,251              $703,310              $13,195,885
                                             =============            ==========            =============

(a)  Formerly Federated American Leaders Fund II. Change effective May 1, 2009.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 FEDERATED                 FEDERATED
                                                  CAPITAL                   EQUITY
                                            APPRECIATION FUND II        INCOME FUND II
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(4,999)                 $335,644
 Net realized gain (loss) on security
  transactions                                       (43,984)                 (178,271)
 Net realized gain on distributions                       --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           345,299                 1,032,864
                                                ------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                          296,316                 1,190,237
                                                ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                               642                    32,492
 Net transfers                                       (17,640)                 (510,395)
 Surrenders for benefit payments and
  fees                                              (374,567)               (1,429,928)
 Net annuity transactions                                 --                    (1,000)
                                                ------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (391,565)               (1,908,831)
                                                ------------             -------------
 Net increase (decrease) in net assets               (95,249)                 (718,594)
NET ASSETS:
 Beginning of year                                 3,086,071                11,127,977
                                                ------------             -------------
 End of year                                      $2,990,822               $10,409,383
                                                ============             =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              FEDERATED                FEDERATED
                                            FUND FOR U.S.               MID CAP                FEDERATED
                                              GOVERNMENT                GROWTH                HIGH INCOME
                                            SECURITIES II         STRATEGIES FUND II          BOND FUND II
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $122,288                 $(94,461)               $377,414
 Net realized gain (loss) on security
  transactions                                      6,599                 (380,834)                 26,354
 Net realized gain on distributions                    --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (1,994)               2,308,749               1,136,430
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       126,893                1,833,454               1,540,198
                                             ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            248                   38,017                     246
 Net transfers                                    298,954                 (340,909)                113,279
 Surrenders for benefit payments and
  fees                                           (529,412)              (1,266,019)               (579,762)
 Net annuity transactions                              --                     (522)                     --
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (230,210)              (1,569,433)               (466,237)
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets           (103,317)                 264,021               1,073,961
NET ASSETS:
 Beginning of year                              3,069,915                7,381,931               3,197,899
                                             ------------            -------------            ------------
 End of year                                   $2,966,598               $7,645,952              $4,271,860
                                             ============            =============            ============


                                              FEDERATED               FEDERATED               FEDERATED
                                            INTERNATIONAL               PRIME                  QUALITY
                                            EQUITY FUND II          MONEY FUND II            BOND FUND II
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $50,780                $(15,136)                $98,598
 Net realized gain (loss) on security
  transactions                                    (25,636)                     --                  15,406
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        954,206                      --                 205,712
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       979,350                 (15,136)                319,716
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         21,765                   1,250                      --
 Net transfers                                   (148,629)                220,824                 211,187
 Surrenders for benefit payments and
  fees                                           (498,789)               (868,258)               (267,964)
 Net annuity transactions                              --                      --                      --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (625,653)               (646,184)                (56,777)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets            353,697                (661,320)                262,939
NET ASSETS:
 Beginning of year                              2,988,624               2,137,504               1,661,276
                                             ------------            ------------            ------------
 End of year                                   $3,342,321              $1,476,184              $1,924,215
                                             ============            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                FEDERATED            GARTMORE NVIT
                                                 CAPITAL               DEVELOPING
                                              INCOME FUND II          MARKETS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $90,007                $4,734
 Net realized gain (loss) on security
  transactions                                      (46,201)                5,702
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          390,978               296,992
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         434,784               307,428
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                               50                    32
 Net transfers                                      (59,380)                8,342
 Surrenders for benefit payments and
  fees                                             (193,949)              (90,883)
 Net annuity transactions                              (328)                 (392)
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (253,607)              (82,901)
                                               ------------            ----------
 Net increase (decrease) in net assets              181,177               224,527
NET ASSETS:
 Beginning of year                                1,888,616               550,547
                                               ------------            ----------
 End of year                                     $2,069,793              $775,074
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD            HARTFORD
                                           HARTFORD              TOTAL              CAPITAL
                                           ADVISERS           RETURN BOND        APPRECIATION
                                           HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $709,723          $1,005,247            $(87,650)
 Net realized gain (loss) on security
  transactions                              (6,815,338)           (345,994)           (749,934)
 Net realized gain on distributions                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  27,833,582           4,498,047           7,726,459
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 21,727,967           5,157,300           6,888,875
                                        --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     546,304             331,706             234,474
 Net transfers                              (3,723,430)          3,374,998           2,024,834
 Surrenders for benefit payments and
  fees                                     (11,390,215)         (6,752,191)         (2,555,543)
 Net annuity transactions                      120,489             (10,213)              4,271
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (14,446,852)         (3,055,700)           (291,964)
                                        --------------       -------------       -------------
 Net increase (decrease) in net assets       7,281,115           2,101,600           6,596,911
NET ASSETS:
 Beginning of year                          87,885,296          41,565,827          16,786,627
                                        --------------       -------------       -------------
 End of year                               $95,166,411         $43,667,427         $23,383,538
                                        ==============       =============       =============

                                          HARTFORD                HARTFORD              HARTFORD
                                          DIVIDEND              FUNDAMENTAL              GLOBAL
                                         AND GROWTH                GROWTH               ADVISERS
                                          HLS FUND                HLS FUND              HLS FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $87,092               $(2,777)              $(8,697)
 Net realized gain (loss) on security
  transactions                               (203,187)              (51,190)                  968
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  2,234,722               193,230               137,255
                                        -------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                 2,118,627               139,263               129,526
                                        -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    120,123                 9,555                18,665
 Net transfers                                702,018               184,033               177,518
 Surrenders for benefit payments and
  fees                                     (1,166,110)              (53,545)              (61,039)
 Net annuity transactions                          --                   (88)                  (81)
                                        -------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (343,969)              139,955               135,063
                                        -------------            ----------            ----------
 Net increase (decrease) in net assets      1,774,658               279,218               264,589
NET ASSETS:
 Beginning of year                          9,732,830               336,527               485,862
                                        -------------            ----------            ----------
 End of year                              $11,507,488              $615,745              $750,451
                                        =============            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                                 HARTFORD           DISCIPLINED
                                               GLOBAL GROWTH          EQUITY
                                                 HLS FUND            HLS FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(310,189)            $40,150
 Net realized gain (loss) on security
  transactions                                    (2,003,739)         (1,396,763)
 Net realized gain on distributions                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        15,955,968           9,406,080
                                               -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                       13,642,040           8,049,467
                                               -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                           420,098             398,658
 Net transfers                                    (1,835,054)         (1,647,976)
 Surrenders for benefit payments and
  fees                                            (6,038,944)         (5,201,631)
 Net annuity transactions                             50,766              47,750
                                               -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (7,403,134)         (6,403,199)
                                               -------------       -------------
 Net increase (decrease) in net assets             6,238,906           1,646,268
NET ASSETS:
 Beginning of year                                45,666,574          39,066,373
                                               -------------       -------------
 End of year                                     $51,905,480         $40,712,641
                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD
                                              HARTFORD                  GROWTH             HARTFORD
                                               GROWTH               OPPORTUNITIES         HIGH YIELD
                                              HLS FUND                 HLS FUND            HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (B)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(7,285)              $(1,441,519)         $1,101,463
 Net realized gain (loss) on security
  transactions                                  (133,879)              (19,359,616)            220,018
 Net realized gain on distributions                   --                        --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       343,435                69,341,965           4,096,470
                                             -----------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                      202,271                48,540,830           5,417,951
                                             -----------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                         2,104                 1,735,122             155,686
 Net transfers                                    (1,381)               (7,597,318)          2,183,447
 Surrenders for benefit payments and
  fees                                          (244,937)              (21,513,877)         (2,626,965)
 Net annuity transactions                           (168)                  161,537              (2,075)
                                             -----------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (244,382)              (27,214,536)           (289,907)
                                             -----------            --------------       -------------
 Net increase (decrease) in net assets           (42,111)               21,326,294           5,128,044
NET ASSETS:
 Beginning of year                               810,573               188,266,826          11,281,564
                                             -----------            --------------       -------------
 End of year                                    $768,462              $209,593,120         $16,409,608
                                             ===========            ==============       =============

                                                                   HARTFORD                HARTFORD
                                          HARTFORD              INTERNATIONAL           INTERNATIONAL
                                            INDEX                   GROWTH              SMALL COMPANY
                                          HLS FUND                 HLS FUND                HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $270,481                  $8,888                 $11,224
 Net realized gain (loss) on security
  transactions                             (3,420,713)               (467,779)               (597,215)
 Net realized gain on distributions            20,279                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 12,478,675               1,053,117               1,589,068
                                        -------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                 9,348,722                 594,226               1,003,077
                                        -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    507,995                  52,293                  70,463
 Net transfers                             (2,043,003)                (77,943)               (121,295)
 Surrenders for benefit payments and
  fees                                     (5,654,104)               (291,858)               (319,729)
 Net annuity transactions                      33,061                      --                   5,857
                                        -------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (7,156,051)               (317,508)               (364,704)
                                        -------------            ------------            ------------
 Net increase (decrease) in net assets      2,192,671                 276,718                 638,373
NET ASSETS:
 Beginning of year                         44,749,679               2,473,116               3,384,174
                                        -------------            ------------            ------------
 End of year                              $46,942,350              $2,749,834              $4,022,547
                                        =============            ============            ============

(b) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD            HARTFORD
                                          INTERNATIONAL          MIDCAP
                                          OPPORTUNITIES          GROWTH
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $192,909           $(149,111)
 Net realized gain (loss) on security
  transactions                               (5,503,007)         (1,238,044)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   15,401,630           6,224,493
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                  10,091,532           4,837,338
                                          -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                      547,724             211,327
 Net transfers                               (1,616,806)           (367,391)
 Surrenders for benefit payments and
  fees                                       (4,675,039)         (1,702,397)
 Net annuity transactions                         1,122               2,802
                                          -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (5,742,999)         (1,855,659)
                                          -------------       -------------
 Net increase (decrease) in net assets        4,348,533           2,981,679
NET ASSETS:
 Beginning of year                           36,384,883          11,624,460
                                          -------------       -------------
 End of year                                $40,733,416         $14,606,139
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                 HARTFORD                 HARTFORD
                                         MONEY MARKET            SMALLCAP VALUE           SMALLCAP GROWTH
                                           HLS FUND                 HLS FUND                 HLS FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(484,024)               $(116,747)               $(507,877)
 Net realized gain (loss) on security
  transactions                                      --               (3,055,011)              (1,188,556)
 Net realized gain on distributions                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --                8,341,987               13,203,669
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                   (484,024)               5,170,229               11,507,236
                                        --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     351,142                  233,988                  461,273
 Net transfers                                (590,408)              (1,223,721)              (1,123,954)
 Surrenders for benefit payments and
  fees                                     (15,554,814)              (2,699,740)              (4,443,878)
 Net annuity transactions                          249                   13,030                   26,354
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (15,793,831)              (3,676,443)              (5,080,205)
                                        --------------            -------------            -------------
 Net increase (decrease) in net assets     (16,277,855)               1,493,786                6,427,031
NET ASSETS:
 Beginning of year                          44,231,701               23,236,572               38,368,107
                                        --------------            -------------            -------------
 End of year                               $27,953,846              $24,730,358              $44,795,138
                                        ==============            =============            =============

                                                                       HARTFORD
                                               HARTFORD             U.S. GOVERNMENT             HARTFORD
                                                STOCK                 SECURITIES                 VALUE
                                               HLS FUND                HLS FUND                 HLS FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $744                $(599,375)                 $5,125
 Net realized gain (loss) on security
  transactions                                   (157,820)                (137,068)               (168,164)
 Net realized gain on distributions                    --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,753,495                1,561,470                 481,041
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     1,596,419                  825,027                 318,002
                                             ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         67,095                  378,070                  15,027
 Net transfers                                   (282,966)                (372,024)               (176,758)
 Surrenders for benefit payments and
  fees                                           (737,231)              (7,157,097)               (211,709)
 Net annuity transactions                            (146)                 127,404                      --
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (953,248)              (7,023,647)               (373,440)
                                             ------------            -------------            ------------
 Net increase (decrease) in net assets            643,171               (6,198,620)                (55,438)
NET ASSETS:
 Beginning of year                              4,733,188               47,014,700               1,658,662
                                             ------------            -------------            ------------
 End of year                                   $5,376,359              $40,816,080              $1,603,224
                                             ============            =============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD                 HARTFORD
                                              VALUE                   EQUITY
                                          OPPORTUNITIES               INCOME
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(80,383)                $32,151
 Net realized gain (loss) on security
  transactions                               (1,555,515)               (116,769)
 Net realized gain on distributions                  --                  13,603
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   10,786,477                 431,010
                                          -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   9,150,579                 359,995
                                          -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      243,815                  20,320
 Net transfers                               (1,535,426)                (23,610)
 Surrenders for benefit payments and
  fees                                       (3,206,358)               (312,828)
 Net annuity transactions                         6,863                    (352)
                                          -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (4,491,106)               (316,470)
                                          -------------            ------------
 Net increase (decrease) in net assets        4,659,473                  43,525
NET ASSETS:
 Beginning of year                           23,619,770               2,461,220
                                          -------------            ------------
 End of year                                $28,279,243              $2,504,745
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            ING JPMORGAN
                                              EMERGING             ING GLOBAL             AIM V.I.
                                           MARKETS EQUITY          RESOURCES           GLOBAL HEALTH
                                             PORTFOLIO             PORTFOLIO             CARE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,888                 $(628)                $(610)
 Net realized gain (loss) on security
  transactions                                    3,791                11,180                 9,044
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      159,313               132,212               145,207
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     166,992               142,764               153,641
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           80                28,865                    32
 Net transfers                                  185,913               (30,896)               17,982
 Surrenders for benefit payments and
  fees                                          (16,820)              (46,874)              (46,363)
 Net annuity transactions                            --                   343                    --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              169,173               (48,562)              (28,349)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          336,165                94,202               125,292
NET ASSETS:
 Beginning of year                              143,050               405,977               556,775
                                             ----------            ----------            ----------
 End of year                                   $479,215              $500,179              $682,067
                                             ==========            ==========            ==========


                                              AIM V.I.            MFS(R) GROWTH            MFS(R) HIGH
                                          TECHNOLOGY FUND             SERIES              INCOME SERIES
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(3,029)               $(16,019)                $74,792
 Net realized gain (loss) on security
  transactions                                  (18,366)                 43,430                 (46,683)
 Net realized gain on distributions                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      329,526                 567,239                 359,384
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     308,131                 594,650                 387,493
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           80                     968                     997
 Net transfers                                   47,622                  (7,671)                (51,994)
 Surrenders for benefit payments and
  fees                                          (88,389)               (247,201)               (152,272)
 Net annuity transactions                            --                    (621)                   (489)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (40,687)               (254,525)               (203,758)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets          267,444                 340,125                 183,735
NET ASSETS:
 Beginning of year                              580,820               1,776,731               1,026,699
                                             ----------            ------------            ------------
 End of year                                   $848,264              $2,116,856              $1,210,434
                                             ==========            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   NEUBERGER BERMAN
                                                                      AMT SHORT
                                            MFS(R) STRATEGIC        DURATION BOND
                                             INCOME SERIES            PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $21,199                $24,524
 Net realized gain (loss) on security
  transactions                                     (1,346)                (5,379)
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         26,939                 14,112
                                               ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                        46,792                 33,257
                                               ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                             --                     80
 Net transfers                                    (40,891)               103,763
 Surrenders for benefit payments and
  fees                                            (16,153)               (18,113)
 Net annuity transactions                              --                   (143)
                                               ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (57,044)                85,587
                                               ----------             ----------
 Net increase (decrease) in net assets            (10,252)               118,844
NET ASSETS:
 Beginning of year                                262,470                271,040
                                               ----------             ----------
 End of year                                     $252,218               $389,884
                                               ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           NEUBERGER BERMAN           PIONEER                  DWS
                                             AMT PARTNERS             FUND VCT            INTERNATIONAL
                                              PORTFOLIO              PORTFOLIO            VIP PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $20,929                $6,094                 $31,261
 Net realized gain (loss) on security
  transactions                                      8,139                 8,106                 (32,044)
 Net realized gain on distributions               112,407                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        285,985               101,466                 297,409
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       427,460               115,666                 296,626
                                             ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                    --                   2,141
 Net transfers                                    (29,002)               51,754                  (8,038)
 Surrenders for benefit payments and
  fees                                            (24,691)               (7,124)                (72,707)
 Net annuity transactions                              --                    --                  15,797
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (53,693)               44,630                 (62,807)
                                             ------------            ----------            ------------
 Net increase (decrease) in net assets            373,767               160,296                 233,819
NET ASSETS:
 Beginning of year                                816,481               387,893                 998,212
                                             ------------            ----------            ------------
 End of year                                   $1,190,248              $548,189              $1,232,031
                                             ============            ==========            ============

                                               PIONEER
                                                GROWTH                 VAN ECK                VAN ECK
                                          OPPORTUNITIES VCT           WORLDWIDE            WORLDWIDE HARD
                                              PORTFOLIO               BOND FUND             ASSETS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,603)                $13,683                 $(5,256)
 Net realized gain (loss) on security
  transactions                                   (27,329)                (14,873)                  2,648
 Net realized gain on distributions                   --                      --                   4,021
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       328,153                  11,106                 758,024
                                              ----------             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      297,221                   9,916                 759,437
                                              ----------             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                            --                      32                  57,761
 Net transfers                                   (19,058)               (132,900)                953,392
 Surrenders for benefit payments and
  fees                                           (68,697)                (14,348)                (73,791)
 Net annuity transactions                             --                    (512)                     74
                                              ----------             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (87,755)               (147,728)                937,436
                                              ----------             -----------            ------------
 Net increase (decrease) in net assets           209,466                (137,812)              1,696,873
NET ASSETS:
 Beginning of year                               726,348                 411,951                 615,397
                                              ----------             -----------            ------------
 End of year                                    $935,814                $274,139              $2,312,270
                                              ==========             ===========            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               WELLS FARGO              WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT
                                                  ASSET                TOTAL RETURN
                                             ALLOCATION FUND             BOND FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $10,048                 $179,734
 Net realized gain (loss) on security
  transactions                                      (25,146)                 (19,622)
 Net realized gain on distributions                      --                   24,471
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          218,296                  386,896
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         203,198                  571,479
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                              808                    1,240
 Net transfers                                       78,740                  (14,113)
 Surrenders for benefit payments and
  fees                                             (136,850)              (1,170,449)
 Net annuity transactions                             3,225                   49,834
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (54,077)              (1,133,488)
                                               ------------            -------------
 Net increase (decrease) in net assets              149,121                 (562,009)
NET ASSETS:
 Beginning of year                                1,595,432                6,082,489
                                               ------------            -------------
 End of year                                     $1,744,553               $5,520,480
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                                EQUITY              C&B LARGE CAP         LARGE COMPANY         INTERNATIONAL
                                              INCOME FUND             VALUE FUND            CORE FUND             CORE FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $66,538                  $783                  $478               $1,087
 Net realized gain (loss) on security
  transactions                                  (1,040,886)              (18,644)                 (471)             (16,630)
 Net realized gain on distributions                     --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,404,552               100,856                26,991               22,214
                                             -------------            ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      1,430,204                82,995                26,998                6,671
                                             -------------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          17,075                   330                    --                   60
 Net transfers                                    (478,603)               27,602                15,344               (8,702)
 Surrenders for benefit payments and
  fees                                          (1,641,664)              (39,283)              (12,238)                 (25)
 Net annuity transactions                           84,699                    --                     4                   --
                                             -------------            ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,018,493)              (11,351)                3,110               (8,667)
                                             -------------            ----------            ----------            ---------
 Net increase (decrease) in net assets            (588,289)               71,644                30,108               (1,996)
NET ASSETS:
 Beginning of year                              12,047,404               367,201                73,418               85,360
                                             -------------            ----------            ----------            ---------
 End of year                                   $11,459,115              $438,845              $103,526              $83,364
                                             =============            ==========            ==========            =========

                                             WELLS FARGO             WELLS FARGO
                                             ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                            LARGE COMPANY             SMALL CAP             ADVANTAGE VT
                                             GROWTH FUND             GROWTH FUND           DISCOVERY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(45,053)               $(23,193)              $(1,731)
 Net realized gain (loss) on security
  transactions                                   (145,773)                (40,227)               13,498
 Net realized gain on distributions                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,716,600                 750,019               122,911
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     1,525,774                 686,599               134,678
                                             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                         27,196                   4,521                    --
 Net transfers                                   (142,982)                (27,163)              (45,862)
 Surrenders for benefit payments and
  fees                                           (487,148)               (271,912)              (26,097)
 Net annuity transactions                          17,550                   9,767                    --
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (585,384)               (284,787)              (71,959)
                                             ------------            ------------            ----------
 Net increase (decrease) in net assets            940,390                 401,812                62,719
NET ASSETS:
 Beginning of year                              4,143,112               1,475,129               346,481
                                             ------------            ------------            ----------
 End of year                                   $5,083,502              $1,876,941              $409,200
                                             ============            ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                      AMERICAN CENTURY VP
                                            AMERICAN CENTURY VP             CAPITAL
                                               BALANCED FUND           APPRECIATION FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $29,461                   $(3,364)
 Net realized gain (loss) on security
  transactions                                        16,521                   (36,004)
 Net realized gain on distributions                  104,630                    70,258
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (479,556)                 (457,457)
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                         (328,944)                 (426,567)
                                                ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                                --                       162
 Net transfers                                      (128,775)                 (325,540)
 Surrenders for benefit payments and
  fees                                              (183,677)                 (101,513)
 Other Settlements                                        --                        --
 Net annuity transactions                               (254)                       --
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (312,706)                 (426,891)
                                                ------------              ------------
 Net increase (decrease) in net assets              (641,650)                 (853,458)
NET ASSETS:
 Beginning of year                                 1,806,459                 1,194,305
                                                ------------              ------------
 End of year                                      $1,164,809                  $340,847
                                                ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      AIM V.I.            AIM V.I.
                                             INTERNATIONAL            CORE            INTERNATIONAL
                                            GROWTH PORTFOLIO       EQUITY FUND         GROWTH FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(4,370)             $29,226            $(20,703)
 Net realized gain (loss) on security
  transactions                                     (76,121)              (6,518)            203,003
 Net realized gain on distributions                 19,751                   --              26,365
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (513,416)          (1,520,938)         (1,370,627)
                                              ------------        -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                       (574,156)          (1,498,230)         (1,161,962)
                                              ------------        -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                             375               20,991               7,541
 Net transfers                                     (27,009)            (286,807)           (170,914)
 Surrenders for benefit payments and
  fees                                            (155,492)            (679,096)           (331,531)
 Other Settlements                                      --                  170                  78
 Net annuity transactions                               --                 (783)               (407)
                                              ------------        -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (182,126)            (945,525)           (495,233)
                                              ------------        -------------       -------------
 Net increase (decrease) in net assets            (756,282)          (2,443,755)         (1,657,195)
NET ASSETS:
 Beginning of year                               1,285,297            5,378,640           3,063,427
                                              ------------        -------------       -------------
 End of year                                      $529,015           $2,934,885          $1,406,232
                                              ============        =============       =============

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS           FEDERATED
                                                  MONEY                   LARGE CAP                  AMERICAN
                                            MARKET PORTFOLIO           GROWTH PORTFOLIO          LEADERS FUND II
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $70,251                   $(3,963)                  $145,810
 Net realized gain (loss) on security
  transactions                                           --                    15,544                 (1,007,171)
 Net realized gain on distributions                      --                        --                  6,704,477
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                               --                  (455,187)               (14,714,577)
                                              -------------              ------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                          70,251                  (443,606)                (8,871,461)
                                              -------------              ------------             --------------
UNIT TRANSACTIONS:
 Purchases                                           45,618                       756                     53,025
 Net transfers                                    1,667,043                  (124,948)                (1,507,956)
 Surrenders for benefit payments and
  fees                                           (1,061,371)                 (130,048)                (6,468,128)
 Other Settlements                                       --                        --                         --
 Net annuity transactions                                --                        --                     (1,022)
                                              -------------              ------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  651,290                  (254,240)                (7,924,081)
                                              -------------              ------------             --------------
 Net increase (decrease) in net assets              721,541                  (697,846)               (16,795,542)
NET ASSETS:
 Beginning of year                                5,001,609                 1,239,746                 31,006,139
                                              -------------              ------------             --------------
 End of year                                     $5,723,150                  $541,900                $14,210,597
                                              =============              ============             ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                FEDERATED                FEDERATED
                                                 CAPITAL                   EQUITY
                                           APPRECIATION FUND II        INCOME FUND II
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(43,160)                 $474,998
 Net realized gain (loss) on security
  transactions                                      423,530                   939,413
 Net realized gain on distributions                 112,968                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,025,398)               (7,404,711)
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                      (1,532,060)               (5,990,300)
                                               ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            3,762                    48,667
 Net transfers                                      (69,549)               (1,026,457)
 Surrenders for benefit payments and
  fees                                           (2,141,388)               (5,589,835)
 Other Settlements                                       --                        --
 Net annuity transactions                                --                    (1,244)
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,207,175)               (6,568,869)
                                               ------------            --------------
 Net increase (decrease) in net assets           (3,739,235)              (12,559,169)
NET ASSETS:
 Beginning of year                                6,825,306                23,687,146
                                               ------------            --------------
 End of year                                     $3,086,071               $11,127,977
                                               ============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          FEDERATED                FEDERATED
                                        FUND FOR U.S.               MID CAP             FEDERATED
                                         GOVERNMENT                  GROWTH            HIGH INCOME
                                        SECURITIES II          STRATEGIES FUND II     BOND FUND II
                                         SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $134,232                 $(171,635)           $452,701
 Net realized gain (loss) on security
  transactions                                (12,129)                  361,639            (162,891)
 Net realized gain on distributions                --                 3,939,254                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (25,798)              (10,736,993)         (1,588,022)
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                    96,305                (6,607,735)         (1,298,212)
                                        -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                        519                    62,700               5,756
 Net transfers                                563,346                  (570,723)           (317,376)
 Surrenders for benefit payments and
  fees                                     (1,000,460)               (4,227,146)         (1,427,727)
 Other Settlements                                 --                        --                  --
 Net annuity transactions                          --                      (699)                 --
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (436,595)               (4,735,868)         (1,739,347)
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets       (340,290)              (11,343,603)         (3,037,559)
NET ASSETS:
 Beginning of year                          3,410,205                18,725,534           6,235,458
                                        -------------            --------------       -------------
 End of year                               $3,069,915                $7,381,931          $3,197,899
                                        =============            ==============       =============


                                               FEDERATED                FEDERATED               FEDERATED
                                             INTERNATIONAL                PRIME                  QUALITY
                                            EQUITY FUND II            MONEY FUND II            BOND FUND II
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(33,485)                 $28,409                 $90,797
 Net realized gain (loss) on security
  transactions                                     484,361                       --                 (34,830)
 Net realized gain on distributions                     --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,406,647)                      --                (228,666)
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     (2,955,771)                  28,409                (172,699)
                                             -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           8,076                    6,130                   3,042
 Net transfers                                    (147,437)               1,101,519                  32,967
 Surrenders for benefit payments and
  fees                                          (1,638,778)              (1,365,582)               (629,774)
 Other Settlements                                      --                       --                      --
 Net annuity transactions                               --                       --                      --
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,778,139)                (257,933)               (593,765)
                                             -------------            -------------            ------------
 Net increase (decrease) in net assets          (4,733,910)                (229,524)               (766,464)
NET ASSETS:
 Beginning of year                               7,722,534                2,367,028               2,427,740
                                             -------------            -------------            ------------
 End of year                                    $2,988,624               $2,137,504              $1,661,276
                                             =============            =============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 FEDERATED              GARTMORE NVIT
                                                  CAPITAL                DEVELOPING
                                              INCOME FUND II            MARKETS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $117,896                   $2,253
 Net realized gain (loss) on security
  transactions                                       (35,800)                   6,094
 Net realized gain on distributions                       --                  387,832
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (644,052)              (1,171,341)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (561,956)                (775,162)
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             1,440                       89
 Net transfers                                        69,239                 (330,616)
 Surrenders for benefit payments and
  fees                                              (829,111)                (117,760)
 Other Settlements                                        --                       --
 Net annuity transactions                              4,545                    7,021
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (753,887)                (441,266)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,315,843)              (1,216,428)
NET ASSETS:
 Beginning of year                                 3,204,459                1,766,975
                                               -------------            -------------
 End of year                                      $1,888,616                 $550,547
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD             HARTFORD
                                           HARTFORD             LARGECAP              TOTAL
                                           ADVISERS              GROWTH            RETURN BOND
                                           HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,837,924            $(435,889)          $2,374,807
 Net realized gain (loss) on security
  transactions                              (5,964,796)          (2,933,190)            (741,705)
 Net realized gain on distributions            800,884            8,287,370                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (44,555,343)         (38,890,149)          (6,263,809)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                (47,881,331)         (33,971,858)          (4,630,707)
                                        --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   1,709,908              999,255              512,156
 Net transfers                             (12,132,593)          (4,618,394)            (244,296)
 Surrenders for benefit payments and
  fees                                     (21,895,099)         (10,937,271)          (9,014,320)
 Other Settlements                             121,088               86,819               59,659
 Net annuity transactions                      188,988               46,536               41,261
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (32,007,708)         (14,423,055)          (8,645,540)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets     (79,889,039)         (48,394,913)         (13,276,247)
NET ASSETS:
 Beginning of year                         167,774,335           88,406,656           54,842,074
                                        --------------       --------------       --------------
 End of year                               $87,885,296          $40,011,743          $41,565,827
                                        ==============       ==============       ==============

                                           HARTFORD            HARTFORD                HARTFORD
                                           CAPITAL             DIVIDEND               FUNDAMENTAL
                                         APPRECIATION         AND GROWTH                GROWTH
                                           HLS FUND            HLS FUND                HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $78,128            $102,925                $(5,260)
 Net realized gain (loss) on security
  transactions                                (881,263)           (249,764)               (72,838)
 Net realized gain on distributions          2,747,996             279,579                 57,514
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (17,324,413)         (5,233,834)              (263,088)
                                        --------------       -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                (15,379,552)         (5,101,094)              (283,672)
                                        --------------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     322,371             195,305                 13,201
 Net transfers                               1,485,705             884,853                285,555
 Surrenders for benefit payments and
  fees                                      (4,271,954)         (1,999,589)               (50,494)
 Other Settlements                              13,442               7,479                     95
 Net annuity transactions                       16,336                  --                     --
                                        --------------       -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions          (2,434,100)           (911,952)               248,357
                                        --------------       -------------            -----------
 Net increase (decrease) in net assets     (17,813,652)         (6,013,046)               (35,315)
NET ASSETS:
 Beginning of year                          34,600,279          15,745,876                371,842
                                        --------------       -------------            -----------
 End of year                               $16,786,627          $9,732,830               $336,527
                                        ==============       =============            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                HARTFORD
                                                 GLOBAL             HARTFORD
                                                ADVISERS         GLOBAL GROWTH
                                                HLS FUND            HLS FUND
                                               SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $20,741            $(597,777)
 Net realized gain (loss) on security
  transactions                                     (29,294)          (1,185,621)
 Net realized gain on distributions                  9,566            3,245,323
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (252,723)         (57,176,175)
                                               -----------       --------------
 Net increase (decrease) in net assets
  resulting from operations                       (251,710)         (55,714,250)
                                               -----------       --------------
UNIT TRANSACTIONS:
 Purchases                                          23,686              867,267
 Net transfers                                     402,941           (2,679,095)
 Surrenders for benefit payments and
  fees                                             (77,415)         (11,860,968)
 Other Settlements                                     219              160,004
 Net annuity transactions                            1,654               70,673
                                               -----------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 351,085          (13,442,119)
                                               -----------       --------------
 Net increase (decrease) in net assets              99,375          (69,156,369)
NET ASSETS:
 Beginning of year                                 386,487          114,822,943
                                               -----------       --------------
 End of year                                      $485,862          $45,666,574
                                               ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD                                     HARTFORD
                                         DISCIPLINED                HARTFORD             GROWTH
                                            EQUITY                   GROWTH           OPPORTUNITIES
                                           HLS FUND                 HLS FUND            HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(177,444)               $(14,461)          $(2,437,931)
 Net realized gain (loss) on security
  transactions                                 635,498                 (57,135)           (9,472,883)
 Net realized gain on distributions          5,685,570                  43,820             9,990,133
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (32,711,706)               (616,640)         (138,429,309)
                                        --------------            ------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                (26,568,082)               (644,416)         (140,349,990)
                                        --------------            ------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     664,088                  23,398             2,403,697
 Net transfers                              (4,226,288)                122,975           (13,872,857)
 Surrenders for benefit payments and
  fees                                      (8,645,446)               (271,296)          (32,066,837)
 Other Settlements                              99,963                     435               164,601
 Net annuity transactions                       21,602                   3,846               461,229
                                        --------------            ------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (12,086,081)               (120,642)          (42,910,167)
                                        --------------            ------------       ---------------
 Net increase (decrease) in net assets     (38,654,163)               (765,058)         (183,260,157)
NET ASSETS:
 Beginning of year                          77,720,536               1,575,631           331,515,240
                                        --------------            ------------       ---------------
 End of year                               $39,066,373                $810,573          $148,255,083
                                        ==============            ============       ===============

                                                                                        HARTFORD
                                               HARTFORD             HARTFORD          INTERNATIONAL
                                              HIGH YIELD             INDEX               GROWTH
                                               HLS FUND             HLS FUND            HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,230,450             $422,192            $(26,916)
 Net realized gain (loss) on security
  transactions                                    (552,676)          (2,301,157)           (546,866)
 Net realized gain on distributions                     --            1,598,048             277,538
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,069,040)         (30,054,029)         (3,565,903)
                                             -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                     (4,391,266)         (30,334,946)         (3,862,147)
                                             -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                         148,827              991,260             139,084
 Net transfers                                  (1,197,901)          (4,848,389)           (405,080)
 Surrenders for benefit payments and
  fees                                          (2,967,419)         (11,161,099)           (901,756)
 Other Settlements                                  46,444               74,378               3,140
 Net annuity transactions                            1,633               83,931                  --
                                             -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (3,968,416)         (14,859,919)         (1,164,612)
                                             -------------       --------------       -------------
 Net increase (decrease) in net assets          (8,359,682)         (45,194,865)         (5,026,759)
NET ASSETS:
 Beginning of year                              19,641,246           89,944,544           7,499,875
                                             -------------       --------------       -------------
 End of year                                   $11,281,564          $44,749,679          $2,473,116
                                             =============       ==============       =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 HARTFORD             HARTFORD
                                               INTERNATIONAL       INTERNATIONAL
                                               SMALL COMPANY       OPPORTUNITIES
                                                 HLS FUND             HLS FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(19,762)            $383,096
 Net realized gain (loss) on security
  transactions                                      (728,690)          (2,537,149)
 Net realized gain on distributions                  182,963            2,443,963
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2,640,336)         (30,827,281)
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                       (3,205,825)         (30,537,371)
                                               -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            80,079              839,940
 Net transfers                                    (1,544,853)          (2,878,308)
 Surrenders for benefit payments and
  fees                                            (1,102,629)          (9,470,846)
 Other Settlements                                     4,054              135,495
 Net annuity transactions                               (352)              12,571
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,563,701)         (11,361,148)
                                               -------------       --------------
 Net increase (decrease) in net assets            (5,769,526)         (41,898,519)
NET ASSETS:
 Beginning of year                                 9,153,700           78,283,402
                                               -------------       --------------
 End of year                                      $3,384,174          $36,384,883
                                               =============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            MIDCAP              HARTFORD                  HARTFORD
                                            GROWTH            MONEY MARKET             SMALLCAP VALUE
                                           HLS FUND             HLS FUND                  HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(231,006)            $254,702                 $(107,004)
 Net realized gain (loss) on security
  transactions                              (1,202,361)                  --                (2,775,695)
 Net realized gain on distributions            207,117                   --                   300,759
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (10,334,492)                  --                (8,941,195)
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                (11,560,742)             254,702               (11,523,135)
                                        --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                     338,497            1,974,151                   408,893
 Net transfers                              (1,906,583)          27,449,454                (4,785,016)
 Surrenders for benefit payments and
  fees                                      (3,836,933)         (20,971,556)               (5,331,883)
 Other Settlements                              19,792               64,733                    25,418
 Net annuity transactions                        1,137              (90,397)                    1,182
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (5,384,090)           8,426,385                (9,681,406)
                                        --------------       --------------            --------------
 Net increase (decrease) in net assets     (16,944,832)           8,681,087               (21,204,541)
NET ASSETS:
 Beginning of year                          28,569,292           35,550,614                44,441,113
                                        --------------       --------------            --------------
 End of year                               $11,624,460          $44,231,701               $23,236,572
                                        ==============       ==============            ==============

                                                                                              HARTFORD
                                                HARTFORD            HARTFORD              U.S. GOVERNMENT
                                            SMALLCAP GROWTH           STOCK                  SECURITIES
                                                HLS FUND            HLS FUND                  HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(571,531)            $30,489                $3,382,737
 Net realized gain (loss) on security
  transactions                                     (392,397)           (127,875)                   46,549
 Net realized gain on distributions                 446,178              46,578                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (25,557,531)         (3,959,369)               (4,559,017)
                                             --------------       -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                     (26,075,281)         (4,010,177)               (1,129,731)
                                             --------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          834,059              93,057                   711,985
 Net transfers                                   (4,758,515)           (579,738)                2,362,306
 Surrenders for benefit payments and
  fees                                           (9,154,743)         (1,251,133)              (10,743,867)
 Other Settlements                                  126,539               7,287                    65,785
 Net annuity transactions                            48,284               2,637                   251,890
                                             --------------       -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (12,904,376)         (1,727,890)               (7,351,901)
                                             --------------       -------------            --------------
 Net increase (decrease) in net assets          (38,979,657)         (5,738,067)               (8,481,632)
NET ASSETS:
 Beginning of year                               77,347,764          10,471,255                55,496,332
                                             --------------       -------------            --------------
 End of year                                    $38,368,107          $4,733,188               $47,014,700
                                             ==============       =============            ==============

(a) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                 HARTFORD
                                            HARTFORD              VALUE
                                              VALUE           OPPORTUNITIES
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,496             $169,313
 Net realized gain (loss) on security
  transactions                                 (146,798)          (1,645,044)
 Net realized gain on distributions             164,612              257,404
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,018,494)         (18,257,812)
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    (993,184)         (19,476,139)
                                          -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       25,479              478,215
 Net transfers                                  (81,976)          (4,760,613)
 Surrenders for benefit payments and
  fees                                         (478,056)          (6,199,036)
 Other Settlements                                1,233               39,984
 Net annuity transactions                            --                7,853
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (533,320)         (10,433,597)
                                          -------------       --------------
 Net increase (decrease) in net assets       (1,526,504)         (29,909,736)
NET ASSETS:
 Beginning of year                            3,185,166           53,529,506
                                          -------------       --------------
 End of year                                 $1,658,662          $23,619,770
                                          =============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD              ING JPMORGAN
                                           EQUITY                 EMERGING              ING GLOBAL
                                           INCOME              MARKETS EQUITY            RESOURCES
                                          HLS FUND                PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $50,718                 $5,692                $10,783
 Net realized gain (loss) on security
  transactions                               (206,515)                24,508                (93,430)
 Net realized gain on distributions           227,803                 15,866                144,850
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (1,298,279)              (226,602)              (362,220)
                                        -------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                (1,226,273)              (180,536)              (300,017)
                                        -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     54,257                    110                    111
 Net transfers                               (498,720)               (93,240)               (24,444)
 Surrenders for benefit payments and
  fees                                       (560,338)               (93,507)               (88,234)
 Other Settlements                              1,626                     --                     --
 Net annuity transactions                       5,852                     --                     --
                                        -------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (997,323)              (186,637)              (112,567)
                                        -------------            -----------            -----------
 Net increase (decrease) in net assets     (2,223,596)              (367,173)              (412,584)
NET ASSETS:
 Beginning of year                          4,684,816                510,223                818,561
                                        -------------            -----------            -----------
 End of year                               $2,461,220               $143,050               $405,977
                                        =============            ===========            ===========


                                              AIM V.I.
                                            GLOBAL HEALTH             AIM V.I.              MFS(R) GROWTH
                                              CARE FUND           TECHNOLOGY FUND              SERIES
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT (B)
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(3,475)                $(4,851)                $(25,832)
 Net realized gain (loss) on security
  transactions                                    41,366                (119,108)                 100,420
 Net realized gain on distributions              145,845                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (434,573)               (462,771)              (1,278,932)
                                             -----------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     (250,837)               (586,730)              (1,204,344)
                                             -----------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         9,700                     110                    9,561
 Net transfers                                   (27,575)               (338,749)                 (64,063)
 Surrenders for benefit payments and
  fees                                          (158,209)                (30,746)                (359,656)
 Other Settlements                                    --                      --                      192
 Net annuity transactions                             --                      --                    2,085
                                             -----------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (176,084)               (369,385)                (411,881)
                                             -----------            ------------            -------------
 Net increase (decrease) in net assets          (426,921)               (956,115)              (1,616,225)
NET ASSETS:
 Beginning of year                               983,696               1,536,935                3,392,956
                                             -----------            ------------            -------------
 End of year                                    $556,775                $580,820               $1,776,731
                                             ===========            ============            =============

(b) Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                               MFS(R) HIGH          MFS(R) STRATEGIC
                                              INCOME SERIES          INCOME SERIES
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $132,044               $14,785
 Net realized gain (loss) on security
  transactions                                      (59,090)                 (418)
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (558,152)              (44,579)
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        (485,198)              (30,212)
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                              120                    --
 Net transfers                                      (88,729)               60,711
 Surrenders for benefit payments and
  fees                                             (403,872)              (18,489)
 Other Settlements                                      101                    --
 Net annuity transactions                              (625)                   --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (493,005)               42,222
                                               ------------            ----------
 Net increase (decrease) in net assets             (978,203)               12,010
NET ASSETS:
 Beginning of year                                2,004,902               250,460
                                               ------------            ----------
 End of year                                     $1,026,699              $262,470
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           NEUBERGER BERMAN
                                               AMT SHORT            NEUBERGER BERMAN             PIONEER
                                             DURATION BOND            AMT PARTNERS              FUND VCT
                                               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                            SUB-ACCOUNT (C)            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $14,754                    $1,881                 $8,751
 Net realized gain (loss) on security
  transactions                                     (6,881)                   18,355                (19,194)
 Net realized gain on distributions                    --                   243,056                 26,771
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (57,986)               (1,188,092)              (282,464)
                                              -----------             -------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       (50,113)                 (924,800)              (266,136)
                                              -----------             -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                            290                     2,431                    252
 Net transfers                                    (13,355)                  294,951                (61,319)
 Surrenders for benefit payments and
  fees                                            (37,715)                 (143,906)              (115,044)
 Other Settlements                                     --                        --                     --
 Net annuity transactions                              19                        --                     --
                                              -----------             -------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (50,761)                  153,476               (176,111)
                                              -----------             -------------            -----------
 Net increase (decrease) in net assets           (100,874)                 (771,324)              (442,247)
NET ASSETS:
 Beginning of year                                371,914                 1,587,805                830,140
                                              -----------             -------------            -----------
 End of year                                     $271,040                  $816,481               $387,893
                                              ===========             =============            ===========

                                                                   PIONEER
                                             DWS                    GROWTH                VAN ECK
                                        INTERNATIONAL         OPPORTUNITIES VCT          WORLDWIDE
                                        VIP PORTFOLIO             PORTFOLIO              BOND FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(284)                $(4,392)              $28,805
 Net realized gain (loss) on security
  transactions                                 10,916                  (4,847)               (3,782)
 Net realized gain on distributions           290,637                  94,877                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (1,289,620)               (506,666)              (17,649)
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (988,351)               (421,028)                7,374
                                        -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                      5,448                      75                 2,074
 Net transfers                                 (3,480)                (51,415)               68,186
 Surrenders for benefit payments and
  fees                                       (139,930)                (64,814)               (7,050)
 Other Settlements                                119                      --                    --
 Net annuity transactions                        (315)                     --                 6,402
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (138,158)               (116,154)               69,612
                                        -------------            ------------            ----------
 Net increase (decrease) in net assets     (1,126,509)               (537,182)               76,986
NET ASSETS:
 Beginning of year                          2,124,721               1,263,530               334,965
                                        -------------            ------------            ----------
 End of year                                 $998,212                $726,348              $411,951
                                        =============            ============            ==========

(c) Formerly Lehman Brothers AMT Short Duration Bond Portfolio. Change effective September 26, 2008.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                         WELLS FARGO
                                                  VAN ECK               ADVANTAGE VT
                                              WORLDWIDE HARD                ASSET
                                                ASSETS FUND            ALLOCATION FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(1,985)                 $23,006
 Net realized gain (loss) on security
  transactions                                      (116,613)                 (36,551)
 Net realized gain on distributions                  231,333                  198,790
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (747,489)              (1,011,472)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         (634,754)                (826,227)
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             4,844                   17,000
 Net transfers                                      (290,919)                (259,480)
 Surrenders for benefit payments and
  fees                                               (94,249)                (376,512)
 Other Settlements                                        --                       63
 Net annuity transactions                                 --                   (1,303)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (380,324)                (620,232)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,015,078)              (1,446,459)
NET ASSETS:
 Beginning of year                                 1,630,475                3,041,891
                                               -------------            -------------
 End of year                                        $615,397               $1,595,432
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO         WELLS FARGO              WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT            ADVANTAGE VT
                                             TOTAL RETURN            EQUITY               C&B LARGE CAP
                                               BOND FUND          INCOME FUND              VALUE FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $237,648              $86,883                   $497
 Net realized gain (loss) on security
  transactions                                     (77,120)              16,167                 10,707
 Net realized gain on distributions                     --            2,715,157                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (100,753)         (10,650,039)              (237,176)
                                             -------------       --------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                         59,775           (7,831,832)              (225,972)
                                             -------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                          16,467               26,213                    211
 Net transfers                                    (166,967)            (574,551)               (37,958)
 Surrenders for benefit payments and
  fees                                          (2,069,435)          (2,877,146)               (89,493)
 Other Settlements                                     249                1,296                     36
 Net annuity transactions                             (930)              44,011                     --
                                             -------------       --------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,220,616)          (3,380,177)              (127,204)
                                             -------------       --------------            -----------
 Net increase (decrease) in net assets          (2,160,841)         (11,212,009)              (353,176)
NET ASSETS:
 Beginning of year                               8,243,330           23,259,413                720,377
                                             -------------       --------------            -----------
 End of year                                    $6,082,489          $12,047,404               $367,201
                                             =============       ==============            ===========

                                            WELLS FARGO            WELLS FARGO             WELLS FARGO
                                            ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                           LARGE COMPANY          INTERNATIONAL           LARGE COMPANY
                                             CORE FUND              CORE FUND              GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(371)                  $840                 $(69,730)
 Net realized gain (loss) on security
  transactions                                    7,495                 (9,875)                  33,851
 Net realized gain on distributions                  --                 29,509                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (51,691)              (100,191)              (2,923,068)
                                             ----------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     (44,567)               (79,717)              (2,958,947)
                                             ----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                           --                     60                   14,376
 Net transfers                                  (10,334)               (18,167)                (194,701)
 Surrenders for benefit payments and
  fees                                           (8,164)               (20,500)                (930,825)
 Other Settlements                                   36                     12                      899
 Net annuity transactions                            --                     --                   (8,752)
                                             ----------            -----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (18,462)               (38,595)              (1,119,003)
                                             ----------            -----------            -------------
 Net increase (decrease) in net assets          (63,029)              (118,312)              (4,077,950)
NET ASSETS:
 Beginning of year                              136,447                203,672                8,221,062
                                             ----------            -----------            -------------
 End of year                                    $73,418                $85,360               $4,143,112
                                             ==========            ===========            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                WELLS FARGO
                                               ADVANTAGE VT             WELLS FARGO
                                                 SMALL CAP              ADVANTAGE VT
                                                GROWTH FUND            DISCOVERY FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(32,819)                $(3,335)
 Net realized gain (loss) on security
  transactions                                        18,175                  18,266
 Net realized gain on distributions                  639,473                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (1,850,334)               (401,152)
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       (1,225,505)               (386,221)
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            10,280                   2,521
 Net transfers                                      (113,367)               (179,046)
 Surrenders for benefit payments and
  fees                                              (450,918)               (168,165)
 Other Settlements                                       517
 Net annuity transactions                               (570)                     --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (554,058)               (344,690)
                                               -------------            ------------
 Net increase (decrease) in net assets            (1,779,563)               (730,911)
NET ASSETS:
 Beginning of year                                 3,254,692               1,077,392
                                               -------------            ------------
 End of year                                      $1,475,129                $346,481
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On April 1, 2001, Union Security Insurance Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of Union Security Insurance Company under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 Fortis Benefits Insurance Company merged with Union Security Insurance Company. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AllianceBernstein VPS Money Market Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, Federated Clover Value Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities II, Federated Mid Cap Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore NVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS(R) Growth Series, MFS(R) High Income Series, MFS(R) Strategic Income Series, Neuberger Berman AMT Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, DWS International VIP Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported

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       amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) REGULATORY DEVELOPMENTS -- On July 23, 2007, the Hartford Financial Services Group (the "Parent Company") entered into an agreement with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve the investigation by the New York Attorney General's Office of aspects of the Parent Company's variable annuity and mutual fund operations related to market timing.

       In May 2008, the Parent Company paid restitution to the Account to compensate certain variable annuity contract owners for market timing activities from 1998 through 2003. The restitution associated with this settlement is included in the 2008 accompanying statements of changes in net assets in the other settlements line item.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

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3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in the mortality and expense risk charges in the accompanying statements of operations. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                       $549,316      $1,156,209
American Century VP Capital Appreciation Fund            127,170          81,436
AllianceBernstein VPS International Growth
 Portfolio                                               117,748         101,128
AIM V.I. Core Equity Fund                                120,828         657,149
AIM V.I. International Growth Fund                        38,765         413,033
AllianceBernstein VPS Money Market Portfolio             788,822       2,593,716
AllianceBernstein VPS Large Cap Growth Portfolio          34,361          65,221
Federated Clover Value Fund II                           523,259       2,799,619
Federated Capital Appreciation Fund II                   170,543         567,107
Federated Equity Income Fund II                          528,639       2,101,827
Federated Fund for U.S. Government Securities II         694,041         801,963
Federated Mid Cap Growth Strategies Fund II              208,801       1,872,695
Federated High Income Bond Fund II                       813,725         902,548
Federated International Equity Fund II                   224,735         799,608
Federated Prime Money Fund II                            526,923       1,188,243
Federated Quality Bond Fund II                           540,484         498,663
Federated Capital Income Fund II                         239,946         403,546
Gartmore NVIT Developing Markets Fund                     73,203         151,370
Hartford Advisers HLS Fund                             2,189,554      15,926,703
Hartford Total Return Bond HLS Fund                    4,924,305       6,974,752
Hartford Capital Appreciation HLS Fund                 2,831,466       3,211,058
Hartford Dividend and Growth HLS Fund                  1,353,642       1,610,531
Hartford Fundamental Growth HLS Fund                     319,120         181,942
Hartford Global Advisers HLS Fund                        298,892         172,526
Hartford Global Growth HLS Fund                          482,789       8,196,112
Hartford Disciplined Equity HLS Fund                     786,286       7,149,336

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                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Hartford Growth HLS Fund                                $134,025        $385,692
Hartford Growth Opportunities HLS Fund                44,939,279      73,595,359
Hartford High Yield HLS Fund                           4,730,629       3,919,073
Hartford Index HLS Fund                                1,605,265       8,470,558
Hartford International Growth HLS Fund                   389,289         697,910
Hartford International Small Company HLS Fund            558,115         911,594
Hartford International Opportunities HLS Fund          1,488,994       7,039,057
Hartford MidCap Growth HLS Fund                          950,512       2,955,283
Hartford Money Market HLS Fund                         5,984,976      22,262,855
Hartford SmallCap Value HLS Fund                         648,384       4,441,572
Hartford SmallCap Growth HLS Fund                        449,089       6,037,173
Hartford Stock HLS Fund                                  312,439       1,264,940
Hartford U.S. Government Securities HLS Fund           2,316,110       9,939,132
Hartford Value HLS Fund                                  313,960         682,276
Hartford Value Opportunities HLS Fund                    759,338       5,330,829
Hartford Equity Income HLS Fund                          305,554         576,270
ING JPMorgan Emerging Markets Equity Portfolio           263,704          90,643
ING Global Resources Portfolio                            91,767         140,951
AIM V.I. Global Health Care Fund                          39,882          68,842
AIM V.I. Technology Fund                                  74,043         117,758
MFS(R) Growth Series                                      72,261         342,803
MFS(R) High Income Series                                183,763         312,728
MFS(R) Strategic Income Series                            90,888         126,732
Neuberger Berman AMT Short Duration Bond
 Portfolio                                               197,488          87,376
Neuberger Berman AMT Partners Portfolio                  235,178         155,535
Pioneer Fund VCT Portfolio                               122,146          71,422
DWS International VIP Portfolio                           51,543          83,089
Pioneer Growth Opportunities VCT Portfolio                82,321         173,679
Van Eck Worldwide Bond Fund                              155,015         289,058
Van Eck Worldwide Hard Assets Fund                     1,120,395         184,196
Wells Fargo Advantage VT Asset Allocation Fund           126,259         170,289
Wells Fargo Advantage VT Total Return Bond Fund          438,833       1,368,087
Wells Fargo Advantage VT Equity Income Fund              298,171       2,250,124
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                     70,806          81,374
Wells Fargo Advantage VT Large Company Core Fund          17,241          13,654
Wells Fargo Advantage VT International Core Fund           7,025          14,605
Wells Fargo Advantage VT Large Company Growth
 Fund                                                     42,174         672,611
Wells Fargo Advantage VT Small Cap Growth Fund            36,292         344,272
Wells Fargo Advantage VT Discovery Fund                   46,803         120,493
                                                   -------------  --------------
                                                     $89,257,319    $216,367,935
                                                   =============  ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

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5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced Fund      30,507      72,779           (42,272)
American Century VP Capital
 Appreciation Fund                      8,996       5,868             3,128
AllianceBernstein VPS
 International Growth Portfolio        16,334      17,006              (672)
AIM V.I. Core Equity Fund               7,208      67,767           (60,559)
AIM V.I. International Growth
 Fund                                   2,128      34,049           (31,921)
AllianceBernstein VPS Money
 Market Portfolio                      54,607     178,873          (124,266)
AllianceBernstein VPS Large Cap
 Growth Portfolio                       2,880       4,776            (1,896)
Federated Clover Value Fund II         23,550     363,450          (339,900)
Federated Capital Appreciation
 Fund II                               27,909     114,020           (86,111)
Federated Equity Income Fund II         7,697     241,135          (233,438)
Federated Fund for U.S.
 Government Securities II              33,923      49,034           (15,111)
Federated Mid Cap Growth
 Strategies Fund II                    21,645     179,540          (157,895)
Federated High Income Bond Fund
 II                                    27,943      65,177           (37,234)
Federated International Equity
 Fund II                               14,562      92,203           (77,641)
Federated Prime Money Fund II          43,290      97,004           (53,714)
Federated Quality Bond Fund II         31,015      34,403            (3,388)
Federated Capital Income Fund II       12,598      49,217           (36,619)
Gartmore NVIT Developing Markets
 Fund                                   3,924       9,493            (5,569)
Hartford Advisers HLS Fund            145,212   4,593,562        (4,448,350)
Hartford Total Return Bond HLS
 Fund                                 966,637   2,012,912        (1,046,275)
Hartford Capital Appreciation HLS
 Fund                               1,716,471   2,089,690          (373,219)
Hartford Dividend and Growth HLS
 Fund                                 939,147   1,289,380          (350,233)
Hartford Fundamental Growth HLS
 Fund                                 358,004     223,148           134,856
Hartford Global Advisers HLS Fund     295,734     156,694           139,040
Hartford Global Growth HLS Fund        21,731     489,378          (467,647)
Hartford Disciplined Equity HLS
 Fund                                  30,468     453,429          (422,961)
Hartford Growth HLS Fund              142,140     402,687          (260,547)
Hartford Growth Opportunities HLS
 Fund                               7,406,299   8,655,751        (1,249,452)
Hartford High Yield HLS Fund          275,481     294,335           (18,854)
Hartford Index HLS Fund                85,553     675,053          (589,500)
Hartford International Growth HLS
 Fund                                 377,706     739,327          (361,621)
Hartford International Small
 Company HLS Fund                     317,734     629,574          (311,840)
Hartford International
 Opportunities HLS Fund               553,722   4,040,886        (3,487,164)
Hartford MidCap Growth HLS Fund        92,175     273,976          (181,801)
Hartford Money Market HLS Fund      2,597,473   9,794,833        (7,197,360)
Hartford SmallCap Value HLS Fund       30,264     255,654          (225,390)
Hartford SmallCap Growth HLS Fund      35,639     347,570          (311,931)
Hartford Stock HLS Fund               226,343   1,168,941          (942,598)
Hartford U.S. Government
 Securities HLS Fund                  133,632     484,132          (350,500)
Hartford Value HLS Fund               302,294     672,578          (370,284)
Hartford Value Opportunities HLS
 Fund                                  33,403     342,030          (308,627)
Hartford Equity Income HLS Fund       238,439     524,975          (286,536)
ING JPMorgan Emerging Markets
 Equity Portfolio                      21,174       6,553            14,621
ING Global Resources Portfolio         16,959      21,894            (4,935)
AIM V.I. Global Health Care Fund        2,263       3,455            (1,192)

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                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Technology Fund                7,457      12,379            (4,922)
MFS(R) Growth Series                    5,211      33,937           (28,726)
MFS(R) High Income Series               8,036      27,103           (19,067)
MFS(R) Strategic Income Series          4,373       8,439            (4,066)
Neuberger Berman AMT Short
 Duration Bond Portfolio               12,335       6,520             5,815
Neuberger Berman AMT Partners
 Portfolio                              7,242      11,854            (4,612)
Pioneer Fund VCT Portfolio             13,522       7,506             6,016
DWS International VIP Portfolio         1,810       6,726            (4,916)
Pioneer Growth Opportunities VCT
 Portfolio                              5,673      11,479            (5,806)
Van Eck Worldwide Bond Fund             7,491      15,724            (8,233)
Van Eck Worldwide Hard Assets
 Fund                                  53,460      10,671            42,789
Wells Fargo Advantage VT Asset
 Allocation Fund                       11,155      18,117            (6,962)
Wells Fargo Advantage VT Total
 Return Bond Fund                      11,080      69,516           (58,436)
Wells Fargo Advantage VT Equity
 Income Fund                           14,482     172,066          (157,584)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                   9,493      12,452            (2,959)
Wells Fargo Advantage VT Large
 Company Core Fund                      2,921       2,238               683
Wells Fargo Advantage VT
 International Core Fund                  787       2,433            (1,646)
Wells Fargo Advantage VT Large
 Company Growth Fund                    8,920      56,425           (47,505)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        4,307      26,786           (22,479)
Wells Fargo Advantage VT
 Discovery Fund                         2,929       6,350            (3,421)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                 6,318        22,676           (16,358)
American Century VP Capital
 Appreciation Fund                    1,603        25,690           (24,087)
AllianceBernstein VPS
 International Growth
 Portfolio                            3,653        26,987           (23,334)
AIM V.I. Core Equity Fund            13,539       102,514           (88,975)
AIM V.I. International Growth
 Fund                                37,147        75,334           (38,187)
AllianceBernstein VPS Money
 Market Portfolio                   158,782       113,566            45,216
AllianceBernstein VPS Large
 Cap Growth Portfolio                 2,586        16,235           (13,649)
Federated American Leaders
 Fund II                             12,774       814,815          (802,041)
Federated Capital
 Appreciation Fund II                35,855       380,469          (344,614)
Federated Equity Income Fund
 II                                  12,910       619,792          (606,882)
Federated Fund for U.S.
 Government Securities II            65,001        94,579           (29,578)
Federated Mid Cap Growth
 Strategies Fund II                   8,263       341,739          (333,476)
Federated High Income Bond
 Fund II                             11,242       143,651          (132,409)
Federated International
 Equity Fund II                      13,998       165,009          (151,011)
Federated Prime Money Fund II       119,559       141,296           (21,737)
Federated Quality Bond Fund
 II                                  15,572        59,801           (44,229)
Federated Capital Income Fund
 II                                  29,094       115,557           (86,463)
Gartmore NVIT Developing
 Markets Fund                        26,488        41,527           (15,039)
Hartford Advisers HLS Fund          165,209     8,158,484        (7,993,275)
Hartford LargeCap Growth HLS
 Fund                                80,753     1,038,021          (957,268)
Hartford Total Return Bond
 HLS Fund                         1,199,746     3,953,209        (2,753,463)
Hartford Capital Appreciation
 HLS Fund                         1,932,417     3,254,127        (1,321,710)
Hartford Dividend and Growth
 HLS Fund                         1,515,173     2,109,961          (594,788)
Hartford Fundamental Growth
 HLS Fund                           577,321       419,646           157,675

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

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                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Advisers HLS
 Fund                               420,013       185,046           234,967
Hartford Global Growth HLS
 Fund                               111,224       660,446          (549,222)
Hartford Disciplined Equity
 HLS Fund                            19,635       622,882          (603,247)
Hartford Growth HLS Fund            269,437       377,093          (107,656)
Hartford Growth Opportunities
 HLS Fund                           234,882     6,110,002        (5,875,120)
Hartford High Yield HLS Fund         92,889       382,812          (289,923)
Hartford Index HLS Fund             265,140     1,185,096          (919,956)
Hartford International Growth
 HLS Fund                           427,096     1,276,409          (849,313)
Hartford International Small
 Company HLS Fund                   313,596     1,615,408        (1,301,812)
Hartford International
 Opportunities HLS Fund             693,454     5,958,006        (5,264,552)
Hartford MidCap Growth HLS
 Fund                                52,295       433,513          (381,218)
Hartford Money Market HLS
 Fund                            13,678,360    10,183,750         3,494,610
Hartford SmallCap Value HLS
 Fund                                15,145       479,581          (464,436)
Hartford SmallCap Growth HLS
 Fund                                24,479       634,298          (609,819)
Hartford Stock HLS Fund             376,408     1,596,761        (1,220,353)
Hartford U.S. Government
 Securities HLS Fund                611,642     1,254,440          (642,798)
Hartford Value HLS Fund             487,942       924,601          (436,659)
Hartford Value Opportunities
 HLS Fund                            24,635       581,222          (556,587)
Hartford Equity Income HLS
 Fund                               323,271     1,107,395          (784,124)
ING JPMorgan Emerging Markets
 Equity Portfolio                     4,246        15,476           (11,230)
ING Global Resources
 Portfolio                           24,823        33,913            (9,090)
AIM V.I. Global Health Care
 Fund                                 3,081        11,499            (8,418)
AIM V.I. Technology Fund             10,558        44,016           (33,458)
MFS(R) Growth Series                  8,824        46,203           (37,379)
MFS(R) High Income Series            23,723        65,307           (41,584)
MFS(R) Strategic Income
 Series                               4,173         1,177             2,996
Neuberger Berman AMT Short
 Duration Bond Portfolio              5,662         9,522            (3,860)
Neuberger Berman AMT Partners
 Portfolio                           17,912        12,061             5,851
Pioneer Fund VCT Portfolio            1,483        19,476           (17,993)
DWS International VIP
 Portfolio                              703         7,533            (6,830)
Pioneer Growth Opportunities
 VCT Portfolio                          897         7,391            (6,494)
Van Eck Worldwide Bond Fund           9,465         5,868             3,597
Van Eck Worldwide Hard Assets
 Fund                                20,352        33,257           (12,905)
Wells Fargo Advantage VT
 Asset Allocation Fund               27,748        86,305           (58,557)
Wells Fargo Advantage VT
 Total Return Bond Fund              41,585       162,231          (120,646)
Wells Fargo Advantage VT
 Equity Income Fund                   7,263       196,321          (189,058)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 2,279        15,013           (12,734)
Wells Fargo Advantage VT
 Large Company Core Fund             15,072        16,779            (1,707)
Wells Fargo Advantage VT
 International Core Fund             47,820        52,333            (4,513)
Wells Fargo Advantage VT
 Large Company Growth Fund            9,222        78,851           (69,629)
Wells Fargo Advantage VT
 Small Cap Growth Fund                3,280        43,161           (39,881)
Wells Fargo Advantage VT
 Discovery Fund                       1,545        17,549           (16,004)

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6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2009  Lowest contract charges                   28,845       $18.82953          $54,3140
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   71,117       16.378650         1,164,809
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   87,475       20.651353         1,806,459
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   98,650       19.768804         1,950,186
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  132,976       18.115408         2,408,927
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges                   30,586       16.938963           518,103
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   27,458       12.413327           340,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   51,545       23.170263         1,194,305
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   28,686       15.963060           457,923
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   40,290       13.679562           551,143
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2009  Lowest contract charges                0.45%              5.40%              14.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              2.45%             (20.69)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              2.02%               4.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              2.08%               9.13%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              1.81%               4.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges                0.45%              0.78%              36.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%                --              (46.43)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%                --               45.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%                --               16.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%                --               21.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                   97,707       $7.472171          $730,081
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   98,379        5.377306           529,015
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  121,713       10.560071         1,285,297
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                   19,263       17.505410           337,203
    Highest contract charges                    259,174       10.413710         2,698,956
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   26,404       13.705837           361,882
    Highest contract charges                    312,592        8.231171         2,573,003
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   34,136       19.707898           672,757
    Highest contract charges                    393,835       11.948865         4,705,883
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   51,707       18.310558           946,792
    Highest contract charges                    507,158       11.207597         5,684,025
    Remaining contract charges                       --              --                --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  104,122       13.785384         1,435,360
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  136,043       10.336721         1,406,232
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,230       17.582565         3,063,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,103       15.542406         3,358,762
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,965       12.291143         2,789,668
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                0.45%              4.71%              38.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%                --              (49.08)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.11%                --                1.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                0.45%              1.61%              27.72%
    Highest contract charges                  1.40%              1.81%              26.52%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              1.94%             (30.46)%
    Highest contract charges                  1.40%              1.97%             (31.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              1.00%               7.63%
    Highest contract charges                  1.40%              1.02%               6.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.31%              0.52%               8.96%
    Highest contract charges                  0.95%              0.53%               8.27%
    Remaining contract charges                  --                 --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                1.40%              1.53%              33.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              0.49%             (41.21)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              0.39%              13.13%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.04%              26.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.62%              16.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                  271,081      $14.435723        $3,913,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  395,347       14.476281         5,723,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  350,131       14.268875         5,001,609
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  441,178       13.735446         6,059,776
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  558,828       13.240331         7,399,073
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   34,578       20.339696           703,310
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   36,474       14.857367           541,900
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   50,123       24.734124         1,239,746
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   78,458       21.809920         1,711,156
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  127,747       22.006170         2,811,231
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS MONEY MARKET
 PORTFOLIO
 2009  Lowest contract charges                0.45%              0.20%              (0.28)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              1.87%               1.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              4.36%               3.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              4.10%               3.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              2.28%               1.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                0.45%              0.16%              36.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%                --              (39.93)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%                --               13.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%                --               (1.00)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%                --               14.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED CLOVER VALUE FUND II
 2009  Lowest contract charges                   13,857      $16.483013          $228,406
    Highest contract charges                    889,685        8.440170         7,509,094
    Remaining contract charges                  632,640              --         5,458,385
 2008  Lowest contract charges                   13,687       14.433220           197,548
    Highest contract charges                  1,082,645        7.461089         8,077,708
    Remaining contract charges                  779,750              --         5,935,341
 2007  Lowest contract charges                   15,318       21.902311           335,494
    Highest contract charges                  1,536,854       11.430372        17,566,810
    Remaining contract charges                1,125,951              --        13,103,835
 2006  Lowest contract charges                   98,046       24.354886         2,387,893
    Highest contract charges                  2,386,242       12.831685        30,619,506
    Remaining contract charges                1,736,530              --        22,642,034
 2005  Lowest contract charges                  130,977       20.944422         2,743,242
    Highest contract charges                  3,388,522       11.140134        37,748,586
    Remaining contract charges                2,479,803              --        28,014,876
FEDERATED CAPITAL APPRECIATION FUND II
 2009  Lowest contract charges                  308,092        5.484660         1,689,782
    Highest contract charges                    241,786        5.380947         1,301,040
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  336,176        4.891476         1,644,396
    Highest contract charges                    299,813        4.808581         1,441,675
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  527,478        7.008822         3,696,996
    Highest contract charges                    453,125        6.903852         3,128,310
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,477        6.455593         4,935,153
    Highest contract charges                    669,071        6.371636         4,263,074
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  996,778        5.622008         5,603,897
    Highest contract charges                    883,578        5.560001         4,912,692
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED CLOVER VALUE FUND II
 2009  Lowest contract charges                0.45%              2.60%              14.20%
    Highest contract charges                  1.40%              2.76%              13.12%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              1.87%             (34.10)%
    Highest contract charges                  1.41%              1.97%             (34.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              1.93%             (10.07)%
    Highest contract charges                  1.40%              1.58%             (10.92)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              1.59%              16.28%
    Highest contract charges                  1.40%              1.60%              15.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              1.53%               4.55%
    Highest contract charges                  1.40%              1.56%               3.56%
    Remaining contract charges                  --                 --                  --
FEDERATED CAPITAL APPRECIATION FUND II
 2009  Lowest contract charges                1.20%              1.10%              12.13%
    Highest contract charges                  1.40%              1.13%              11.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.21%              0.39%             (30.21)%
    Highest contract charges                  1.41%                --              (30.35)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%              0.86%               8.57%
    Highest contract charges                  1.40%              0.83%               8.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%              0.83%              14.83%
    Highest contract charges                  1.40%              0.83%              14.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%              1.06%               0.70%
    Highest contract charges                  1.40%              1.09%               0.50%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED EQUITY INCOME FUND II
 2009  Lowest contract charges                  451,514       $9.739066        $4,397,327
    Highest contract charges                    631,048        9.527096         6,012,056
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  571,105        8.551792         4,883,974
    Highest contract charges                    744,895        8.382404         6,244,003
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  835,587       12.444109        10,398,140
    Highest contract charges                  1,087,295       12.222089        13,289,006
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,194,566       12.341043        14,742,189
    Highest contract charges                  1,626,205       12.145123        19,750,466
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,553,928       10.143408        15,762,122
    Highest contract charges                  2,240,187       10.002352        22,407,135
    Remaining contract charges                       --              --                --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES II
 2009  Lowest contract charges                   68,950       18.473467         1,273,737
    Highest contract charges                     79,252       14.519178         1,150,671
    Remaining contract charges                   36,530              --           542,190
 2008  Lowest contract charges                   72,242       17.638036         1,274,208
    Highest contract charges                     92,425       13.994891         1,293,472
    Remaining contract charges                   35,176              --           502,235
 2007  Lowest contract charges                   82,455       16.990614         1,400,962
    Highest contract charges                    110,321       13.609863         1,501,450
    Remaining contract charges                   36,645              --           507,793
 2006  Lowest contract charges                   77,916       16.057906         1,251,162
    Highest contract charges                    124,671       12.985499         1,618,913
    Remaining contract charges                   53,755              --           709,300
 2005  Lowest contract charges                  129,009       15.489364         1,998,260
    Highest contract charges                    181,904       12.645277         2,300,222
    Remaining contract charges                   71,607              --           918,254

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED EQUITY INCOME FUND II
 2009  Lowest contract charges                1.20%              4.74%              13.88%
    Highest contract charges                  1.40%              4.67%              13.66%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.21%              4.10%             (31.28)%
    Highest contract charges                  1.41%              4.13%             (31.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%              3.01%               0.84%
    Highest contract charges                  1.40%              3.05%               0.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%              2.28%              21.67%
    Highest contract charges                  1.40%              2.31%              21.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%              2.18%               2.10%
    Highest contract charges                  1.40%              2.21%               1.90%
    Remaining contract charges                  --                 --                  --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES II
 2009  Lowest contract charges                0.45%              4.95%               4.74%
    Highest contract charges                  1.40%              4.95%               3.75%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              4.74%               3.81%
    Highest contract charges                  1.40%              5.33%               2.83%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              4.32%               5.81%
    Highest contract charges                  1.40%              4.75%               4.81%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              4.88%               3.67%
    Highest contract charges                  1.40%              4.38%               2.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              3.89%               1.57%
    Highest contract charges                  1.40%              4.26%               0.61%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2009  Lowest contract charges                  317,783      $11.971909        $3,804,463
    Highest contract charges                    328,015       11.711317         3,841,489
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  403,383        9.276542         3,741,997
    Highest contract charges                    400,310        9.092770         3,639,934
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  565,444       16.615870         9,395,344
    Highest contract charges                    571,725       16.319370         9,330,190
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  816,309       14.248834        11,631,458
    Highest contract charges                    871,994       14.022577        12,227,604
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,100,441       13.324110        14,662,392
    Highest contract charges                  1,166,804       13.138799        15,330,402
    Remaining contract charges                       --              --                --
FEDERATED HIGH INCOME BOND FUND II
 2009  Lowest contract charges                   30,528       20.796321           634,868
    Highest contract charges                    165,928       14.702176         2,439,497
    Remaining contract charges                   79,678              --         1,197,495
 2008  Lowest contract charges                   31,185       13.667092           426,203
    Highest contract charges                    184,581        9.754141         1,800,426
    Remaining contract charges                   97,602              --           971,270
 2007  Lowest contract charges                   46,723       18.550752           866,743
    Highest contract charges                    255,297       13.366117         3,412,326
    Remaining contract charges                  143,757              --         1,956,389
 2006  Lowest contract charges                   41,126       18.016694           740,958
    Highest contract charges                    342,893       13.105214         4,493,681
    Remaining contract charges                  217,080              --         2,890,766
 2005  Lowest contract charges                   74,347       16.333150         1,214,316
    Highest contract charges                    481,997       11.993966         5,781,051
    Remaining contract charges                  291,168              --         3,541,508

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2009  Lowest contract charges                1.20%                --               29.06%
    Highest contract charges                  1.40%                --               28.80%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.21%                --              (44.17)%
    Highest contract charges                  1.41%                --              (44.28)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%                --               16.61%
    Highest contract charges                  1.40%                --               16.38%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%                --                6.94%
    Highest contract charges                  1.40%                --                6.73%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%                --               11.36%
    Highest contract charges                  1.40%                --               11.14%
    Remaining contract charges                  --                 --                  --
FEDERATED HIGH INCOME BOND FUND II
 2009  Lowest contract charges                0.45%              9.90%              52.16%
    Highest contract charges                  1.40%             11.18%              50.73%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%             10.28%             (26.33)%
    Highest contract charges                  1.40%             10.44%             (27.02)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              7.80%               2.96%
    Highest contract charges                  1.40%              8.39%               1.99%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              8.07%              10.31%
    Highest contract charges                  1.40%              9.25%               9.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              6.54%               2.20%
    Highest contract charges                  1.40%              8.54%               1.23%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY FUND II
 2009  Lowest contract charges                  158,669      $10.727752        $1,702,163
    Highest contract charges                    156,291       10.494280         1,640,158
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  201,597        7.686432         1,549,564
    Highest contract charges                    191,004        7.534192         1,439,060
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  274,721       14.332426         3,937,412
    Highest contract charges                    268,891       14.076758         3,785,122
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  396,731       13.241242         5,253,206
    Highest contract charges                    397,632       13.031058         5,181,570
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  492,358       11.271775         5,549,745
    Highest contract charges                    483,303       11.115046         5,371,937
    Remaining contract charges                       --              --                --
FEDERATED PRIME MONEY FUND II
 2009  Lowest contract charges                      127        8.487470             1,075
    Highest contract charges                     56,953       11.758399           669,677
    Remaining contract charges                   67,015              --           805,432
 2008  Lowest contract charges                  112,200       12.110297         1,358,773
    Highest contract charges                         23        8.388650               195
    Remaining contract charges                   65,586              --           778,536
 2007  Lowest contract charges                  115,092       11.952620         1,375,650
    Highest contract charges                         20        8.295994               162
    Remaining contract charges                   84,434              --           991,216
 2006  Lowest contract charges                  145,070       11.541768         1,674,366
    Highest contract charges                         19        8.026858               156
    Remaining contract charges                  128,420              --         1,458,672
 2005  Lowest contract charges                  152,157       11.175527         1,700,433
    Highest contract charges                        134        7.787710             1,043
    Remaining contract charges                  178,501              --         1,965,730

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY FUND II
 2009  Lowest contract charges                1.20%              3.06%              39.57%
    Highest contract charges                  1.40%              2.97%              39.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.21%              0.66%             (46.37)%
    Highest contract charges                  1.41%              0.67%             (46.48)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%              0.20%               8.24%
    Highest contract charges                  1.40%              0.19%               8.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%              0.21%              17.47%
    Highest contract charges                  1.40%              0.21%              17.24%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%                --                7.78%
    Highest contract charges                  1.40%                --                7.56%
    Remaining contract charges                  --                 --                  --
FEDERATED PRIME MONEY FUND II
 2009  Lowest contract charges                0.75%              0.16%              (0.75)%
    Highest contract charges                  1.40%              0.48%              (0.94)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.20%              2.50%               1.32%
    Highest contract charges                  1.75%              2.37%               1.12%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%              4.69%               3.56%
    Highest contract charges                  1.89%              4.61%               3.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%              4.41%               3.28%
    Highest contract charges                  1.43%              4.29%               3.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%              2.60%               1.48%
    Highest contract charges                  1.31%              2.72%               1.27%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FEDERATED QUALITY BOND FUND II
 2009  Lowest contract charges                   41,155      $15.201144          $625,595
    Highest contract charges                     87,073       14.913909         1,298,620
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   39,080       12.774241           499,218
    Highest contract charges                     92,536       12.557936         1,162,058
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   59,030       13.944782           823,157
    Highest contract charges                    116,815       13.736105         1,604,583
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   79,492       13.392133         1,064,565
    Highest contract charges                    114,364       13.218127         1,511,675
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   90,948       13.013188         1,183,528
    Highest contract charges                    123,178       12.869811         1,585,280
    Remaining contract charges                       --              --                --
FEDERATED CAPITAL INCOME FUND II
 2009  Lowest contract charges                    4,852       15.417668            74,798
    Highest contract charges                    132,594        9.051780         1,200,212
    Remaining contract charges                   85,892              --           794,783
 2008  Lowest contract charges                    2,693       12.073238            32,510
    Highest contract charges                    152,450        7.155846         1,090,909
    Remaining contract charges                  104,814              --           765,197
 2007  Lowest contract charges                    4,287       15.231899            65,292
    Highest contract charges                    216,056        9.114249         1,969,186
    Remaining contract charges                  126,077              --         1,169,981
 2006  Lowest contract charges                    4,180       14.706866            61,478
    Highest contract charges                    302,632        8.884065         2,688,606
    Remaining contract charges                  183,317              --         1,654,878
 2005  Lowest contract charges                    4,686       12.774966            59,860
    Highest contract charges                    412,570        7.790665         3,214,192
    Remaining contract charges                  232,288              --         1,835,203
GARTMORE NVIT DEVELOPING MARKETS FUND
 2009  Lowest contract charges                   37,843       20.481238           775,074
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   43,412       12.681828           550,547
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   58,451       30.229761         1,766,975
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   73,627       21.159503         1,557,915
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   75,324       15.794105         1,189,682
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED QUALITY BOND FUND II
 2009  Lowest contract charges                1.20%              6.98%              19.00%
    Highest contract charges                  1.40%              6.58%              18.76%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.20%              5.70%              (8.39)%
    Highest contract charges                  1.40%              5.58%              (8.58)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.20%              5.41%               4.13%
    Highest contract charges                  1.40%              4.59%               3.92%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.20%              4.03%               2.91%
    Highest contract charges                  1.40%              4.10%               2.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%              3.71%               0.12%
    Highest contract charges                  1.40%              3.88%              (0.09)%
    Remaining contract charges                  --                 --                  --
FEDERATED CAPITAL INCOME FUND II
 2009  Lowest contract charges                0.45%              4.97%              27.70%
    Highest contract charges                  1.40%              6.18%              26.50%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              6.50%             (20.74)%
    Highest contract charges                  1.41%              6.05%             (21.49)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              4.81%               3.57%
    Highest contract charges                  1.40%              5.25%               2.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              6.25%              15.12%
    Highest contract charges                  1.40%              6.37%              14.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              6.71%               5.81%
    Highest contract charges                  1.40%              5.26%               4.81%
    Remaining contract charges                  --                 --                  --
GARTMORE NVIT DEVELOPING MARKETS FUND
 2009  Lowest contract charges                0.45%              1.18%              61.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              0.65%             (58.05)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              0.44%              42.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              0.59%              33.97%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              0.54%              30.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                   51,533       $1.094622           $56,410
    Highest contract charges                    687,215       10.773207         7,403,510
    Remaining contract charges               23,116,816              --        87,706,491
 2008  Lowest contract charges                   53,122        0.849868            45,147
    Highest contract charges                    816,541        8.423081         6,877,787
    Remaining contract charges               27,434,251              --        80,962,362
 2007  Lowest contract charges                   53,122        1.257619            66,807
    Highest contract charges                  1,117,440       12.552090        14,026,202
    Remaining contract charges               35,126,627              --       153,681,326
 2006  Lowest contract charges                   59,294        1.192989            70,738
    Highest contract charges                  1,411,842       11.990659        16,928,907
    Remaining contract charges               43,313,750              --       180,363,559
 2005  Lowest contract charges                  191,094       12.509909         2,390,564
    Highest contract charges                  1,793,291       11.033579        19,786,416
    Remaining contract charges               54,137,427              --       204,916,223
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                   15,330        1.623834            24,893
    Highest contract charges                    454,298       14.165436         6,435,331
    Remaining contract charges               12,240,551              --        37,207,203
 2008  Lowest contract charges                   17,332        1.428229            24,754
    Highest contract charges                    486,748       12.546522         6,106,996
    Remaining contract charges               13,252,374              --        35,434,077
 2007  Lowest contract charges                   24,355        1.564006            38,091
    Highest contract charges                    609,028       13.835771         8,426,370
    Remaining contract charges               15,876,534              --        46,377,613
 2006  Lowest contract charges                   15,213        1.511505            22,994
    Highest contract charges                    705,863       13.465266         9,504,636
    Remaining contract charges               18,254,359              --        51,734,234
 2005  Lowest contract charges                   16,097        1.458910            23,484
    Highest contract charges                    765,218       13.088035        10,015,202
    Remaining contract charges               22,152,774              --        60,686,289

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                1.15%              2.30%              28.80%
    Highest contract charges                  1.85%              2.19%              27.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              3.18%             (32.42)%
    Highest contract charges                  1.86%              2.81%             (32.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              2.18%               5.42%
    Highest contract charges                  1.85%              2.02%               4.68%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.55%               9.44%
    Highest contract charges                  1.85%              2.13%               8.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              2.98%               5.90%
    Highest contract charges                  1.85%              3.13%               5.27%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                1.15%              3.51%              13.70%
    Highest contract charges                  1.85%              3.89%              12.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              5.81%              (8.68)%
    Highest contract charges                  1.85%              5.84%              (9.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              7.68%               3.47%
    Highest contract charges                  1.85%              4.91%               2.75%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.06%               3.61%
    Highest contract charges                  1.85%              4.86%               2.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.04%             85.43%               0.51%
    Highest contract charges                  1.85%              7.20%               0.57%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                  392,652       $1.945315          $763,832
    Highest contract charges                  2,088,390        1.866095         3,897,135
    Remaining contract charges                9,691,359              --        18,722,571
 2008  Lowest contract charges                  575,957        1.352240           778,832
    Highest contract charges                  2,098,891        1.304984         2,739,020
    Remaining contract charges                9,870,772              --        13,268,775
 2007  Lowest contract charges                  736,066        2.516838         1,852,559
    Highest contract charges                  2,283,577        2.443550         5,580,036
    Remaining contract charges               10,847,687              --        27,167,684
 2006  Lowest contract charges                  853,207        2.181408         1,861,193
    Highest contract charges                  3,087,276        2.130628         6,577,836
    Remaining contract charges               13,724,989              --        29,822,534
 2005  Lowest contract charges                  947,049        1.894130         1,793,833
    Highest contract charges                  3,813,074        1.861174         7,096,793
    Remaining contract charges               17,658,137              --        33,349,265
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                   85,826        1.439054           123,508
    Highest contract charges                  1,444,385        1.318634         1,904,616
    Remaining contract charges                6,207,414              --         9,479,364
 2008  Lowest contract charges                  138,917        1.167585           162,198
    Highest contract charges                  1,542,795        1.077392         1,662,195
    Remaining contract charges                6,406,146              --         7,908,437
 2007  Lowest contract charges                  168,918        1.748028           295,273
    Highest contract charges                  1,480,761        1.624355         2,405,281
    Remaining contract charges                7,032,967              --        13,045,322
 2006  Lowest contract charges                  199,049        1.633404           325,128
    Highest contract charges                    964,182        1.528493         1,473,744
    Remaining contract charges                5,455,316              --         9,644,433
 2005  Lowest contract charges                   70,355        1.372786            96,583
    Highest contract charges                    485,540        1.293634           628,111
    Remaining contract charges                1,437,924              --         2,033,120

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                1.25%              0.93%              43.86%
    Highest contract charges                  1.85%              0.97%              43.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.55%             (46.27)%
    Highest contract charges                  1.86%              1.76%             (46.60)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.12%              15.38%
    Highest contract charges                  1.85%              0.11%              14.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.31%              15.17%
    Highest contract charges                  1.85%              1.25%              14.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.93%              14.11%
    Highest contract charges                  1.84%              0.94%              13.43%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                1.15%              1.93%              23.25%
    Highest contract charges                  1.85%              2.29%              22.39%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.03%             (33.21)%
    Highest contract charges                  1.85%              2.28%             (33.67)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.57%               7.02%
    Highest contract charges                  1.84%              1.90%               6.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.31%              18.99%
    Highest contract charges                  1.85%              2.42%              18.16%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%             32.35%              (0.56)%
    Highest contract charges                  1.82%              5.04%               4.48%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                   12,634       $1.091246           $13,787
    Highest contract charges                     47,584        1.026927            48,865
    Remaining contract charges                  514,534              --           553,093
 2008  Lowest contract charges                   25,446        0.774742            19,714
    Highest contract charges                      3,418        0.734202             2,510
    Remaining contract charges                  411,032              --           314,303
 2007  Lowest contract charges                   17,721        1.333943            23,639
    Highest contract charges                     15,301        1.273047            19,479
    Remaining contract charges                  249,199              --           328,724
 2006  Lowest contract charges                   17,721        1.172110            20,771
    Highest contract charges                      1,394        1.126459             1,570
    Remaining contract charges                   91,392              --           106,112
 2005  Lowest contract charges                   12,577        1.075524            13,526
    Highest contract charges                     13,611        1.045797            14,235
    Remaining contract charges                  113,747              --           121,969
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                    3,735        1.194175             4,461
    Highest contract charges                     58,449        1.169156            68,336
    Remaining contract charges                  575,967              --           677,654
 2008  Lowest contract charges                    3,735        0.986076             3,683
    Highest contract charges                     42,478        0.972203            41,298
    Remaining contract charges                  452,898              --           440,881
 2007  Lowest contract charges                    8,170        1.477810            12,073
    Highest contract charges                     40,143        1.467271            58,901
    Remaining contract charges                  215,831              --           315,513
 2006  Lowest contract charges                    9,058        1.282188            11,614
    Highest contract charges                     24,778        1.281984            31,765
    Remaining contract charges                  119,952              --           152,874
 2005  Lowest contract charges                    2,797        1.191716             3,334
    Highest contract charges                      1,011        1.183579             1,197
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                    1,444       10.127389            14,620
    Highest contract charges                    411,478        8.843557         3,638,926
    Remaining contract charges                2,182,773              --        48,251,934
 2008  Lowest contract charges                    3,852        7.552629            29,090
    Highest contract charges                          1        6.910386                 3
    Remaining contract charges                3,059,489              --        45,637,481
 2007  Lowest contract charges                    3,852       16.070485            61,898
    Highest contract charges                    583,048       14.231523         8,297,663
    Remaining contract charges                3,025,664              --       106,463,382
 2006  Lowest contract charges                    1,444       12.999882            18,767
    Highest contract charges                    805,273       11.593138         9,335,638
    Remaining contract charges                3,734,921              --       106,475,362
 2005  Lowest contract charges                    1,424       11.520690            16,405
    Highest contract charges                    977,829       10.346183        10,116,803
    Remaining contract charges                4,619,967              --       116,858,458

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                1.15%              0.69%              40.85%
    Highest contract charges                  1.84%              0.87%              39.87%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.25%             (41.92)%
    Highest contract charges                  1.85%              0.40%             (42.33)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.05%              13.81%
    Highest contract charges                  1.80%              0.02%              13.01%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.59%               8.47%
    Highest contract charges                  1.87%              0.23%               7.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.20%              1.24%               8.33%
    Highest contract charges                  1.81%              3.95%               8.02%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                1.15%                --               21.10%
    Highest contract charges                  1.85%                --               20.26%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.16%              2.65%             (33.28)%
    Highest contract charges                  1.85%              4.40%             (33.74)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.85%              15.26%
    Highest contract charges                  1.84%              1.21%              14.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.14%              3.18%               7.59%
    Highest contract charges                  1.84%              4.06%               6.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%             37.86%               0.51%
    Highest contract charges                  1.11%             29.26%               5.40%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                1.16%              0.46%              34.09%
    Highest contract charges                  1.85%              0.70%              33.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.71%             (53.00)%
    Highest contract charges                    --               1.21%             (53.33)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.06%              23.62%
    Highest contract charges                  1.85%              0.05%              22.76%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.77%              12.84%
    Highest contract charges                  1.85%              0.74%              12.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%             11.70%               0.54%
    Highest contract charges                  1.85%              0.78%               0.71%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                    5,096      $10.077432           $51,353
    Highest contract charges                    490,764        9.603214         4,712,913
    Remaining contract charges                1,714,600              --        35,948,375
 2008  Lowest contract charges                    8,986        8.113158            72,906
    Highest contract charges                    582,677        7.785676         4,536,535
    Remaining contract charges                2,041,758              --        34,456,932
 2007  Lowest contract charges                    8,986       13.083447           117,570
    Highest contract charges                    712,214       12.643764         9,005,069
    Remaining contract charges                2,515,468              --        68,597,897
 2006  Lowest contract charges                    9,986       12.215545           121,988
    Highest contract charges                    899,494       11.887947        10,693,140
    Remaining contract charges                3,151,339              --        80,248,436
 2005  Lowest contract charges                      376       10.988567             4,132
    Highest contract charges                  1,103,321       10.768980        11,881,646
    Remaining contract charges                4,050,854              --        92,714,452
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                      181        1.183242               214
    Highest contract charges                    170,867        1.121397           191,610
    Remaining contract charges                  495,064              --           576,638
 2008  Lowest contract charges                      181        0.891619               161
    Highest contract charges                    163,221        0.850951           138,893
    Remaining contract charges                  763,257              --           671,519
 2007  Lowest contract charges                      181        1.549411               280
    Highest contract charges                    208,474        1.489157           310,450
    Remaining contract charges                  825,660              --         1,264,901
 2006  Lowest contract charges                   38,345        1.342101            51,462
    Highest contract charges                    285,654        1.298974           371,058
    Remaining contract charges                  597,231              --           794,393
 2005  Lowest contract charges                    6,354        1.297765             8,246
    Highest contract charges                     65,302        1.264874            82,599
    Remaining contract charges                  412,601              --           531,545

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                1.15%              1.22%              24.21%
    Highest contract charges                  1.85%              1.50%              23.35%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.21%             (37.99)%
    Highest contract charges                  1.86%              1.11%             (38.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.00%               7.11%
    Highest contract charges                  1.85%              0.93%               6.36%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.18%              11.17%
    Highest contract charges                  1.85%              1.02%              10.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%             18.43%              (0.73)%
    Highest contract charges                  1.85%              1.12%               4.63%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                1.14%              0.49%              32.71%
    Highest contract charges                  1.85%              0.47%              31.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.26%             (42.45)%
    Highest contract charges                  1.86%              0.25%             (42.86)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.19%                --               15.45%
    Highest contract charges                  1.85%              0.02%              14.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.05%               3.42%
    Highest contract charges                  1.85%              0.07%               2.70%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%                --               (0.65)%
    Highest contract charges                  1.78%                --                4.68%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                   44,820       $1.422193           $63,742
    Highest contract charges                  1,038,122       13.894899        14,424,601
    Remaining contract charges               31,695,836              --       195,104,777
 2008  Lowest contract charges                   98,344        1.110015           109,163
    Highest contract charges                    629,242       10.921007         6,871,961
    Remaining contract charges               29,317,912              --       141,273,959
 2007  Lowest contract charges                   91,764        2.066578           189,638
    Highest contract charges                    786,738       20.475593        16,108,934
    Remaining contract charges               35,042,116              --       315,216,668
 2006  Lowest contract charges                   62,099        1.612383           100,127
    Highest contract charges                  1,070,013       16.087595        17,213,940
    Remaining contract charges               42,906,901              --       302,217,643
 2005  Lowest contract charges                    8,780        1.455585            12,780
    Highest contract charges                  1,290,509       14.625253        18,874,016
    Remaining contract charges               51,046,598              --       325,639,105
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                    2,678       13.130790            35,166
    Highest contract charges                    197,244       12.966662         2,557,594
    Remaining contract charges                  812,166              --        13,816,848
 2008  Lowest contract charges                    3,490        8.827974            30,811
    Highest contract charges                    193,726        8.778773         1,700,677
    Remaining contract charges                  833,726              --         9,550,076
 2007  Lowest contract charges                    3,490       11.943777            41,686
    Highest contract charges                    235,347       11.960722         2,814,916
    Remaining contract charges                1,082,028              --        16,784,644
 2006  Lowest contract charges                    3,563       11.754300            41,875
    Highest contract charges                    301,819       11.853638         3,577,651
    Remaining contract charges                1,332,553              --        20,377,189
 2005  Lowest contract charges                   29,982       10.693816           320,621
    Highest contract charges                    351,206       10.861825         3,814,736
    Remaining contract charges                1,638,243              --        22,979,046

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                1.15%              0.35%              28.12%
    Highest contract charges                  1.85%              0.72%              27.23%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.40%             (46.29)%
    Highest contract charges                  1.86%              0.36%             (46.66)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.16%              28.17%
    Highest contract charges                  1.85%              0.13%              27.28%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.56%              10.77%
    Highest contract charges                  1.85%              0.71%              10.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.97%                --                0.70%
    Highest contract charges                  1.85%              0.20%              14.18%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                1.15%              6.79%              48.74%
    Highest contract charges                  1.85%              9.47%              47.71%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%             10.33%             (26.09)%
    Highest contract charges                  1.85%              9.29%             (26.60)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              8.01%               1.61%
    Highest contract charges                  1.85%              6.93%               0.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%             27.22%               9.90%
    Highest contract charges                  1.85%             14.22%               9.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              6.44%               0.86%
    Highest contract charges                  1.85%              6.54%               0.26%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges                  113,843      $16.508695        $1,879,403
    Highest contract charges                    404,557        8.316491         3,364,494
    Remaining contract charges                2,483,779              --        41,698,453
 2008  Lowest contract charges                  151,058       13.145816         1,985,780
    Highest contract charges                    473,044        6.715752         3,176,845
    Remaining contract charges                2,967,577              --        39,587,054
 2007  Lowest contract charges                  159,984       20.997695         3,359,294
    Highest contract charges                    648,694       10.878662         7,056,918
    Remaining contract charges                3,702,957              --        79,528,332
 2006  Lowest contract charges                  200,616       20.049382         4,022,222
    Highest contract charges                    804,643       10.533798         8,475,930
    Remaining contract charges                4,756,687              --        98,294,742
 2005  Lowest contract charges                  254,186       17.443801         4,433,972
    Highest contract charges                  1,017,722        9.294019         9,458,730
    Remaining contract charges                6,039,890              --       110,608,669
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                   18,934        1.103755            20,898
    Highest contract charges                    316,456        1.038731           328,712
    Remaining contract charges                2,207,448              --         2,400,224
 2008  Lowest contract charges                   41,233        0.867746            35,780
    Highest contract charges                    416,866        0.822370           342,818
    Remaining contract charges                2,446,360              --         2,094,518
 2007  Lowest contract charges                   45,172        2.030997            91,744
    Highest contract charges                    573,201        1.938389         1,111,086
    Remaining contract charges                3,135,399              --         6,297,045
 2006  Lowest contract charges                   59,810        1.658052            99,169
    Highest contract charges                    437,015        1.593560           696,408
    Remaining contract charges                2,104,997              --         3,458,085
 2005  Lowest contract charges                    4,036        1.351706             5,456
    Highest contract charges                     76,212        1.308254            99,705
    Remaining contract charges                  690,021              --           926,202

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges                0.45%              2.10%              25.58%
    Highest contract charges                  1.85%              1.99%              23.84%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              2.13%             (37.39)%
    Highest contract charges                  1.86%              1.89%             (38.27)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              1.60%               4.73%
    Highest contract charges                  1.85%              1.52%               3.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              1.61%              14.94%
    Highest contract charges                  1.85%              1.57%              13.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.45%              1.85%               4.03%
    Highest contract charges                  1.85%              1.83%               2.59%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                1.16%              1.28%              27.20%
    Highest contract charges                  1.85%              1.77%              26.31%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.16%              0.85%             (57.28)%
    Highest contract charges                  1.86%              0.95%             (57.58)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.66%              22.49%
    Highest contract charges                  1.84%              0.71%              21.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.19%              22.66%
    Highest contract charges                  1.85%              1.57%              21.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.06%             13.18%               3.04%
    Highest contract charges                  1.82%              2.25%              13.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2009  Lowest contract charges                   13,631       $1.929432           $26,299
    Highest contract charges                    213,979        1.815857           388,556
    Remaining contract charges                1,898,883              --         3,607,692
 2008  Lowest contract charges                   30,570        1.413568            43,213
    Highest contract charges                    314,072        1.339698           420,761
    Remaining contract charges                2,093,691              --         2,920,200
 2007  Lowest contract charges                   72,542        2.484107           180,203
    Highest contract charges                    436,533        2.370871         1,034,963
    Remaining contract charges                3,231,070              --         7,938,534
 2006  Lowest contract charges                   84,389        2.305259           194,538
    Highest contract charges                    441,020        2.215621           977,132
    Remaining contract charges                2,844,036              --         6,496,973
 2005  Lowest contract charges                    6,321        1.802954            11,397
    Highest contract charges                    134,173        1.745011           234,133
    Remaining contract charges                  539,958              --           965,236
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                   14,611        2.081136            30,407
    Highest contract charges                  2,410,316        1.988092         4,791,929
    Remaining contract charges               17,447,072              --        35,911,080
 2008  Lowest contract charges                   36,032        1.577423            56,838
    Highest contract charges                  2,867,221        1.517501         4,351,011
    Remaining contract charges               20,455,910              --        31,977,034
 2007  Lowest contract charges                   38,868        2.762977           107,390
    Highest contract charges                  3,716,170        2.676742         9,947,228
    Remaining contract charges               24,868,677              --        68,228,784
 2006  Lowest contract charges                   47,254        2.193374           103,645
    Highest contract charges                  1,502,052        2.139837         3,214,147
    Remaining contract charges               10,525,603              --        22,968,961
 2005  Lowest contract charges                    8,465        1.782718            15,090
    Highest contract charges                  1,638,944        1.751406         2,870,457
    Remaining contract charges               11,603,831              --        20,621,769

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2009  Lowest contract charges                1.15%              1.23%              36.49%
    Highest contract charges                  1.85%              1.65%              35.54%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.16%              1.06%             (43.10)%
    Highest contract charges                  1.86%              1.15%             (43.49)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.57%               7.76%
    Highest contract charges                  1.84%              1.62%               7.01%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.14%              1.93%              27.86%
    Highest contract charges                  1.85%              2.84%              26.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.02%             23.34%               3.52%
    Highest contract charges                  1.81%              8.14%              14.84%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                1.15%              1.27%              31.93%
    Highest contract charges                  1.85%              1.91%              31.01%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.18%             (42.91)%
    Highest contract charges                  1.86%              2.06%             (43.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.07%              25.97%
    Highest contract charges                  1.84%              2.16%              25.09%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.00%              23.04%
    Highest contract charges                  1.85%              2.65%              22.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.93%                --                2.63%
    Highest contract charges                  1.84%                --               12.52%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                   16,400      $12.848900          $210,716
    Highest contract charges                    251,259       13.148741         3,303,738
    Remaining contract charges                  873,385              --        11,091,685
 2008  Lowest contract charges                   23,273        8.798670           204,771
    Highest contract charges                    302,230        9.058181         2,737,651
    Remaining contract charges                  997,342              --         8,682,038
 2007  Lowest contract charges                   27,627       16.763168           463,116
    Highest contract charges                    361,104       17.361833         6,269,430
    Remaining contract charges                1,315,332              --        21,836,746
 2006  Lowest contract charges                   37,042       15.202514           563,128
    Highest contract charges                    468,547       15.840177         7,421,883
    Remaining contract charges                1,602,379              --        24,149,671
 2005  Lowest contract charges                   47,255       13.711371           647,929
    Highest contract charges                    543,313       14.372461         7,808,751
    Remaining contract charges                1,954,382              --        26,592,239
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                  581,701        1.184339           688,932
    Highest contract charges                    297,307       11.033642         3,280,374
    Remaining contract charges               12,124,455              --        23,984,540
 2008  Lowest contract charges                  798,101        1.197239           955,517
    Highest contract charges                    480,731       11.232023         5,399,584
    Remaining contract charges               18,921,991              --        37,876,600
 2007  Lowest contract charges                1,009,684        1.185768         1,197,251
    Highest contract charges                    325,850       11.202888         3,650,461
    Remaining contract charges               15,370,679              --        30,702,902
 2006  Lowest contract charges                1,092,693        1.142958         1,248,902
    Highest contract charges                    313,050       10.874287         3,404,219
    Remaining contract charges               13,505,829              --        26,927,025
 2005  Lowest contract charges                2,582,784        1.104241         2,852,016
    Highest contract charges                    292,495       10.579718         3,094,514
    Remaining contract charges               16,289,058              --        31,190,901

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                1.25%              0.26%              46.03%
    Highest contract charges                  1.85%              0.30%              45.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              0.30%             (47.51)%
    Highest contract charges                  1.86%              0.32%             (47.83)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.45%              10.27%
    Highest contract charges                  1.85%              0.43%               9.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               10.88%
    Highest contract charges                  1.85%                --               10.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.02%               3.25%
    Highest contract charges                  1.85%              0.02%               2.63%
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                1.15%              0.06%              (1.08)%
    Highest contract charges                  1.85%              0.06%              (1.77)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.19%               0.97%
    Highest contract charges                  1.85%              2.04%               0.26%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              4.81%               3.75%
    Highest contract charges                  1.85%              4.82%               3.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.16%              4.52%               3.51%
    Highest contract charges                  1.85%              4.61%               2.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.58%              2.92%               0.19%
    Highest contract charges                  1.85%              2.77%               0.96%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                   53,132      $21.548098        $1,144,889
    Highest contract charges                    202,233       20.218150         4,088,775
    Remaining contract charges                  915,427              --        19,496,694
 2008  Lowest contract charges                   56,801       16.950257           962,796
    Highest contract charges                    243,947       15.999814         3,903,101
    Remaining contract charges                1,095,434              --        18,370,675
 2007  Lowest contract charges                   61,125       24.297105         1,485,149
    Highest contract charges                    348,990       23.073087         8,052,270
    Remaining contract charges                1,450,503              --        34,903,694
 2006  Lowest contract charges                   74,074       25.745504         1,907,082
    Highest contract charges                    434,878       24.595728        10,696,137
    Remaining contract charges                1,838,611              --        46,927,087
 2005  Lowest contract charges                   96,783       22.035155         2,132,627
    Highest contract charges                    521,602       21.177752        11,046,352
    Remaining contract charges                2,341,951              --        51,210,638
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                      678       15.709621            10,645
    Highest contract charges                    371,012       11.077238         4,109,788
    Remaining contract charges                1,736,951              --        40,674,705
 2008  Lowest contract charges                    1,241       11.737397            14,570
    Highest contract charges                    440,825        8.334477         3,674,044
    Remaining contract charges                1,978,506              --        34,679,493
 2007  Lowest contract charges                    1,339       18.973926            25,404
    Highest contract charges                    585,978       13.567898         7,950,488
    Remaining contract charges                2,443,074              --        69,371,872
 2006  Lowest contract charges                    1,880       19.553470            36,770
    Highest contract charges                    770,964       14.080588        10,855,629
    Remaining contract charges                3,091,989              --        90,595,968
 2005  Lowest contract charges                      547       18.510379            10,129
    Highest contract charges                    924,037       13.423119        12,403,463
    Remaining contract charges                3,825,399              --       106,009,189

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                1.25%              0.93%              27.13%
    Highest contract charges                  1.85%              0.88%              26.37%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.25%              1.25%             (30.24)%
    Highest contract charges                  1.86%              1.12%             (30.66)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              1.16%              (5.63)%
    Highest contract charges                  1.85%              1.14%              (6.19)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.21%              16.84%
    Highest contract charges                  1.85%              1.26%              16.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%              1.52%               6.77%
    Highest contract charges                  1.85%              1.45%               6.13%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                1.15%              0.09%              33.84%
    Highest contract charges                  1.85%              0.09%              32.91%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              0.44%             (38.14)%
    Highest contract charges                  1.86%              0.42%             (38.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.39%              (2.96)%
    Highest contract charges                  1.85%              0.25%              (3.64)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.20%               5.64%
    Highest contract charges                  1.85%              0.34%               4.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.99%                --               (0.61)%
    Highest contract charges                  1.85%              0.37%               8.99%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                   73,534       $1.317644           $96,892
    Highest contract charges                  1,436,157        1.263962         1,815,248
    Remaining contract charges                2,647,371              --         3,464,219
 2008  Lowest contract charges                   95,316        0.942674            89,852
    Highest contract charges                  1,687,744        0.909709         1,535,356
    Remaining contract charges                3,316,600              --         3,107,980
 2007  Lowest contract charges                  153,870        1.678493           258,270
    Highest contract charges                  2,113,712        1.629591         3,444,485
    Remaining contract charges                4,052,431              --         6,768,500
 2006  Lowest contract charges                  215,806        1.604868           346,340
    Highest contract charges                  2,790,926        1.567487         4,374,747
    Remaining contract charges                5,104,750              --         8,160,271
 2005  Lowest contract charges                  204,258        1.417353           289,505
    Highest contract charges                  3,232,412        1.392675         4,501,699
    Remaining contract charges                6,259,480              --         8,845,925
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                    2,983       14.264487            42,556
    Highest contract charges                    377,348       12.987128         4,900,671
    Remaining contract charges                1,501,259              --        35,872,853
 2008  Lowest contract charges                    3,886       13.957683            54,236
    Highest contract charges                    471,199       12.797050         6,029,958
    Remaining contract charges                1,757,005              --        40,930,506
 2007  Lowest contract charges                    3,026       14.210526            42,995
    Highest contract charges                    643,612       13.120403         8,444,447
    Remaining contract charges                1,949,101              --        46,621,059
 2006  Lowest contract charges                    2,123       13.771867            29,240
    Highest contract charges                    803,255       12.804687        10,285,427
    Remaining contract charges                2,404,794              --        55,160,075
 2005  Lowest contract charges                    1,233       13.393700            16,510
    Highest contract charges                  1,005,339       12.540547        12,607,502
    Remaining contract charges                3,029,438              --        68,223,972
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                   11,954        1.184249            14,156
    Highest contract charges                    199,386        1.114500           222,216
    Remaining contract charges                1,173,304              --         1,366,852
 2008  Lowest contract charges                   31,444        0.963202            30,287
    Highest contract charges                    229,187        0.912838           209,211
    Remaining contract charges                1,494,297              --         1,419,164
 2007  Lowest contract charges                   48,725        1.477075            71,971
    Highest contract charges                    294,228        1.409712           414,776
    Remaining contract charges                1,848,634              --         2,698,419
 2006  Lowest contract charges                   55,849        1.371064            76,573
    Highest contract charges                    337,596        1.317720           444,857
    Remaining contract charges                1,701,673              --         2,310,200

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                1.25%              1.52%              39.78%
    Highest contract charges                  1.85%              1.55%              38.94%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.26%              1.68%             (43.84)%
    Highest contract charges                  1.86%              1.89%             (44.18)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.25%              0.83%               4.59%
    Highest contract charges                  1.85%              0.91%               3.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.52%              13.23%
    Highest contract charges                  1.85%              1.28%              12.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              1.82%               8.26%
    Highest contract charges                  1.85%              1.83%               7.61%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                1.15%              0.03%               2.20%
    Highest contract charges                  1.85%              0.03%               1.49%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              8.52%              (1.78)%
    Highest contract charges                  1.85%              7.50%              (2.47)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              3.38%               3.19%
    Highest contract charges                  1.85%              3.93%               2.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.80%               2.82%
    Highest contract charges                  1.85%              3.49%               2.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.08%                --                0.31%
    Highest contract charges                  1.85%              2.95%              (0.31)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                1.15%              1.24%              22.95%
    Highest contract charges                  1.85%              1.77%              22.09%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              1.36%             (34.79)%
    Highest contract charges                  1.86%              1.74%             (35.25)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              1.32%               7.73%
    Highest contract charges                  1.84%              1.17%               6.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.14%              3.12%              20.43%
    Highest contract charges                  1.85%              2.33%              19.59%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                    4,096      $14.123875           $57,850
    Highest contract charges                    271,640       14.008430         3,805,245
    Remaining contract charges                1,161,394              --        24,416,148
 2008  Lowest contract charges                    5,196        9.736017            50,592
    Highest contract charges                    343,938        9.724288         3,344,547
    Remaining contract charges                1,396,623              --        20,224,631
 2007  Lowest contract charges                    3,878       16.709799            64,802
    Highest contract charges                    459,617       16.807320         7,724,929
    Remaining contract charges                1,838,849              --        45,739,775
 2006  Lowest contract charges                    4,014       18.038304            72,399
    Highest contract charges                    556,035       18.271093        10,159,364
    Remaining contract charges                2,245,208              --        60,378,965
 2005  Lowest contract charges                    3,874       15.330484            59,394
    Highest contract charges                    683,996       15.637398        10,695,922
    Remaining contract charges                2,825,881              --        64,615,697
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                   29,619        1.245532            36,891
    Highest contract charges                    319,863        1.192941           381,578
    Remaining contract charges                1,695,323              --         2,086,276
 2008  Lowest contract charges                   41,255        1.070808            44,176
    Highest contract charges                    385,686        1.032798           398,336
    Remaining contract charges                1,904,400              --         2,018,708
 2007  Lowest contract charges                   58,049        1.520541            88,266
    Highest contract charges                    466,265        1.476896           688,626
    Remaining contract charges                2,591,151              --         3,907,924
 2006  Lowest contract charges                   63,117        1.438253            90,779
    Highest contract charges                    388,928        1.406773           547,135
    Remaining contract charges                1,970,977              --         2,816,797
 2005  Lowest contract charges                   33,526        1.204430            40,380
    Highest contract charges                    157,989        1.186340           187,429
    Remaining contract charges                  404,601              --           485,224

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                1.15%              1.05%              45.07%
    Highest contract charges                  1.85%              1.07%              44.06%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.12%             (41.74)%
    Highest contract charges                  1.86%              1.87%             (42.14)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.21%              (7.37)%
    Highest contract charges                  1.85%              1.09%              (8.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.22%              17.66%
    Highest contract charges                  1.85%              1.22%              16.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.06%             15.34%               0.82%
    Highest contract charges                  1.85%              1.41%               6.34%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                1.15%              2.63%              16.32%
    Highest contract charges                  1.85%              2.79%              15.51%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.15%              2.57%             (29.58)%
    Highest contract charges                  1.86%              2.99%             (30.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              2.11%               5.72%
    Highest contract charges                  1.84%              2.19%               4.99%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.73%              19.41%
    Highest contract charges                  1.85%              3.10%              18.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.06%             35.67%              (0.47)%
    Highest contract charges                  1.83%              6.62%               2.12%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges        29,912    $16.020683         $479,215
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        15,291      9.355467          143,050
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        26,521     19.238770          510,223
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        31,649     13.922547          440,633
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        21,784     10.269692          223,713
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
ING GLOBAL RESOURCES PORTFOLIO
 2009  Lowest contract charges        44,400     11.265332          500,179
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        49,335      8.229019          405,977
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        58,425     14.010498          818,561
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges        31,758     21.476816          682,067
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        32,950     16.897448          556,775
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        41,368     23.779083          983,696
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        51,890     21.354693        1,108,105
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        60,653     20.383928        1,236,354
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2009  Lowest contract charges        0.45%             1.63%             71.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             2.37%            (51.37)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.28%             38.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.55%             35.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.39%               --               1.92%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ING GLOBAL RESOURCES PORTFOLIO
 2009  Lowest contract charges        0.45%             0.31%             36.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             1.88%            (41.27)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.43%             0.01%             40.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges        0.45%             0.35%             27.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (28.94)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              11.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               4.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               7.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2009  Lowest contract charges        67,511    $12.564866         $848,264
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        72,433      8.018763          580,820
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges       105,891     14.514379        1,536,935
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        94,759     13.537016        1,282,748
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges       172,980     12.308106        2,129,056
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
MFS(R) GROWTH SERIES
 2009  Lowest contract charges        29,108     19.836618          577,394
    Highest contract charges         142,166     10.828514        1,539,462
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        27,936     14.473275          404,321
    Highest contract charges         172,064      7.976142        1,372,410
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        31,520     23.230936          732,247
    Highest contract charges         205,859     12.924971        2,660,709
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        41,337     19.258223          796,080
    Highest contract charges         271,234     10.816904        2,933,906
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        56,047     17.929840        1,004,903
    Highest contract charges         398,371     10.166947        4,050,217
    Remaining contract charges            --            --               --
MFS(R) HIGH INCOME SERIES
 2009  Lowest contract charges        12,203     18.671075          227,835
    Highest contract charges          75,598     12.997699          982,599
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        15,377     12.886122          198,152
    Highest contract charges          91,491      9.056071          828,547
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        18,700     18.101609          338,509
    Highest contract charges         129,752     12.842975        1,666,393
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        22,538     17.867204          402,696
    Highest contract charges         155,771     12.797666        1,993,508
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        71,105     16.261032        1,156,235
    Highest contract charges         232,168     11.758362        2,729,921
    Remaining contract charges            --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2009  Lowest contract charges        0.45%               --              56.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (44.75)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --               7.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               9.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               1.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS(R) GROWTH SERIES
 2009  Lowest contract charges        0.45%             0.31%             37.06%
    Highest contract charges          1.40%             0.32%             35.76%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             0.22%            (37.70)%
    Highest contract charges          1.40%               --             (38.29)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              20.63%
    Highest contract charges          1.40%               --              19.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               7.41%
    Highest contract charges          1.40%               --               6.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               8.70%
    Highest contract charges          1.40%               --               7.67%
    Remaining contract charges          --                --                 --
MFS(R) HIGH INCOME SERIES
 2009  Lowest contract charges        0.45%             7.91%             44.43%
    Highest contract charges          1.40%             8.27%             43.07%
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             9.52%            (28.81)%
    Highest contract charges          1.40%             9.11%            (29.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             6.79%              1.31%
    Highest contract charges          1.40%             7.13%              0.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             8.15%              9.88%
    Highest contract charges          1.40%             8.57%              8.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             7.10%              1.70%
    Highest contract charges          1.40%             6.97%              0.74%
    Remaining contract charges          --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2009  Lowest contract charges        14,158    $17.814954         $252,218
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        18,224     14.402608          262,470
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        15,228     16.447182          250,460
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        22,776     15.933761          362,910
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        18,306     15.004669          274,682
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2009  Lowest contract charges        26,957     14.463430          389,884
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        21,142     12.820175          271,040
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        25,002     14.875593          371,914
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        38,067     14.262173          542,915
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        61,926     13.748814          851,409
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2009  Lowest contract charges        0.45%             9.34%             23.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             6.39%            (12.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             4.86%              3.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             4.67%              6.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             5.81%              1.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2009  Lowest contract charges        0.45%             8.92%             12.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             4.77%            (13.82)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             2.63%              4.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             2.68%              3.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             2.89%              0.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2009  Lowest contract charges        70,054    $16.990397       $1,190,248
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        74,666     10.935177          816,481
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        68,815     23.073442        1,587,805
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges       107,585     21.198371        2,280,631
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges       120,703     18.971704        2,289,939
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges        50,949     10.759591          548,189
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        44,933      8.632715          387,893
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        62,926     13.192397          830,140
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        78,178     12.622213          986,776
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges       104,909     10.871085        1,140,479
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
DWS INTERNATIONAL VIP
 PORTFOLIO
 2009  Lowest contract charges        73,636     16.731430        1,232,031
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        78,552     12.707678          998,212
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        85,382     24.884796        2,124,721
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges        99,306     22.022791        2,187,011
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges       126,175     17.737135        2,237,985
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2009  Lowest contract charges        0.45%             2.60%             55.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             0.60%            (52.61)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             0.64%              8.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.68%             11.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.97%             17.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PIONEER FUND VCT PORTFOLIO
 2009  Lowest contract charges        0.45%             1.82%             24.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             1.78%            (34.56)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             1.20%              4.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             1.32%             16.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.34%              5.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
DWS INTERNATIONAL VIP
 PORTFOLIO
 2009  Lowest contract charges        1.40%             4.37%             31.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        1.41%             1.39%            (48.93)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             2.47%             13.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             1.89%             24.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             1.61%             14.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2009  Lowest contract charges        49,628    $18.856765         $935,814
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        55,434     13.102911          726,348
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        61,928     20.403279        1,263,530
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges       163,698     21.317943        3,489,714
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges       196,463     20.279087        3,984,080
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
VAN ECK WORLDWIDE BOND FUND
 2009  Lowest contract charges        14,063     19.493740          274,139
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2008  Lowest contract charges        22,296     18.476518          411,951
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2007  Lowest contract charges        18,699     17.913669          334,965
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2006  Lowest contract charges         8,312     16.401695          136,326
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --
 2005  Lowest contract charges        16,043     15.472974          248,235
    Highest contract charges              --            --               --
    Remaining contract charges            --            --               --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2009  Lowest contract charges        0.45%               --              43.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%               --             (35.78)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%               --              (4.29)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               5.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               6.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
VAN ECK WORLDWIDE BOND FUND
 2009  Lowest contract charges        0.45%             4.69%              5.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges        0.45%             7.28%              3.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.45%             6.04%              9.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             9.98%              6.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             7.83%             (3.47)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
 2009  Lowest contract charges                   73,445      $31.482933        $2,312,270
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   30,656       20.074644           615,397
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   43,561       37.429332         1,630,475
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   42,494       25.865846         1,099,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   58,788       20.870747         1,226,947
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                  169,030       10.320991         1,744,553
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  175,992        9.065403         1,595,432
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  234,549       12.969137         3,041,891
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  326,013       12.223451         3,985,008
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  423,871       11.053892         4,685,428
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS FUND
 2009  Lowest contract charges                0.45%              0.13%              56.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%              0.31%             (46.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%              0.11%              44.71%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%              0.06%              23.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.44%              0.14%              50.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                1.40%              2.05%              13.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              2.37%             (30.10)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              2.16%               6.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              2.26%              10.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              2.01%               3.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                  269,209      $20.506317        $5,520,480
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  327,645       18.564273         6,082,489
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  448,291       18.388348         8,243,330
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  541,738       17.560060         9,512,955
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  764,975       17.147111        13,117,103
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                  744,900       15.383431        11,459,115
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  902,484       13.349160        12,047,404
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,091,542       21.308769        23,259,413
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,371,299       21.020751        28,825,735
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,852,216       17.981333        33,305,302
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                1.40%              4.53%              10.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.40%              4.77%               0.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              4.57%               4.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              4.36%               2.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              3.68%               0.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                1.40%              2.02%              15.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              1.90%             (37.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              1.48%               1.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.51%              16.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.40%               3.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                   46,561       $9.425143          $438,845
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   49,520        7.415154           367,201
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   62,254       11.571642           720,377
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   81,403       11.874027           966,581
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  100,313        9.860440           989,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                   16,321        6.343107           103,526
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   15,638        4.694905            73,418
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,345        7.866835           136,447
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   26,810        7.797779           209,056
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   47,358        6.838191           323,845
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                1.40%              1.61%              27.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              1.50%             (35.92)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              1.01%              (2.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.40%              20.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.78%               1.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                1.40%              1.95%              35.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              1.09%             (40.32)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%                --                0.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.41%              0.56%              14.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.52%              (3.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                   11,970       $6.964463           $83,364
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   13,616        6.269214            85,360
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,129       11.234586           203,672
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   13,175       10.112017           133,226
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   15,652        8.488320           132,855
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                  311,891       16.298998         5,083,502
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  359,396       11.527997         4,143,112
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  429,025       19.162188         8,221,062
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  565,778       18.057684        10,216,652
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  857,865       17.892274        15,349,159
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                1.40%              2.92%              11.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.39%              1.98%             (44.20)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              0.01%              11.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.57%              19.13%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.75%               8.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                1.40%              0.38%              41.39%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              0.27%             (39.84)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%                --                6.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --                0.92%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.18%               4.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                  122,831      $15.280749        $1,876,941
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  145,310       10.151582         1,475,129
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  185,191       17.574798         3,254,692
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  251,528       15.659658         3,938,846
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  316,648       12.936868         4,096,428
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                   18,730       21.847241           409,200
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   22,151       15.641520           346,481
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   38,155       28.236983         1,077,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   31,213       23.187850           723,771
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   33,735       20.317107           685,394
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                1.40%                --               50.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%                --              (42.24)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%                --               12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --               21.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --                4.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                0.45%                --               39.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.45%                --              (44.61)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.45%                --               21.78%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.45%                --               14.13%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.44%                --               20.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.40% of the Account's value for administrative ser-vices provided by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35% of the contract values, respectively.

    These charges are a reduction of unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of Assurant, Inc. at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the accompanying financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairment of debt securities on April 1, 2009.

/s/ PricewaterhouseCoopers LLP

April 23, 2010
New York, New York

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2009 AND 2008

                                              DECEMBER 31,               DECEMBER 31,
                                                  2009                       2008
                                                      (IN THOUSANDS EXCEPT PER
                                                      SHARE AND SHARE AMOUNTS)
-----------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities available for
  sale, at fair value (amortized cost --
  $2,493,265 in 2009 and $2,399,676 in
  2008)                                          $2,555,863                $2,199,547
 Equity securities available for sale,
  at fair value (cost -- $160,510 in
  2009 and $189,973 in 2008)                        157,993                   144,770
 Commercial mortgage loans on real
  estate, at amortized cost                         772,912                   838,254
 Policy loans                                        13,981                    14,422
 Short-term investments                              70,367                   159,847
 Collateral held under securities
  lending                                           106,896                   113,191
 Other investments                                   88,736                    82,628
                                               ------------              ------------
                       TOTAL INVESTMENTS          3,766,748                 3,552,659
                                               ------------              ------------
 Cash and cash equivalents                           43,819                    17,171
 Premiums and accounts receivable, net               79,516                    71,850
 Reinsurance recoverables                         1,434,405                 1,359,251
 Accrued investment income                           41,476                    40,610
 Deferred acquisition costs                          37,908                    43,020
 Deferred income taxes, net                          56,569                   179,413
 Goodwill                                            81,573                   156,817
 Value of business acquired                          18,783                    21,461
 Other assets                                        39,732                    32,893
 Assets held in separate accounts                 1,740,344                 1,557,313
                                               ------------              ------------
                            TOTAL ASSETS         $7,340,873                $7,032,458
                                               ------------              ------------
LIABILITIES
 Future policy benefits and expenses             $2,675,069                $2,687,488
 Unearned premiums                                   37,692                    35,962
 Claims and benefits payable                      1,751,501                 1,778,563
 Commissions payable                                 13,242                    14,998
 Deferred gain on disposal of businesses             97,021                   113,927
 Obligations under securities lending               108,186                   124,063
 Accounts payable and other liabilities             188,958                   188,053
 Taxes payable                                       10,523                     2,331
 Liabilities related to separate
  accounts                                        1,740,344                 1,557,313
                                               ------------              ------------
                       TOTAL LIABILITIES          6,622,536                 6,502,698
                                               ------------              ------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,
  1,000,000 shares authorized, issued,
  and outstanding                                     5,000                     5,000
 Additional paid-in capital                         475,635                   460,635
 Retained earnings                                  203,109                   229,837
 Accumulated other comprehensive income
  (loss)                                             34,593                  (165,712)
                                               ------------              ------------
              TOTAL STOCKHOLDER'S EQUITY            718,337                   529,760
                                               ------------              ------------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY         $7,340,873                $7,032,458
                                               ------------              ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                     YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
                                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other considerations                             $1,092,512          $1,173,790          $1,259,930
 Net investment income                                                       216,725             238,451             286,235
 Net realized losses on investments, excluding
  other-than-temporary investment losses                                     (13,925)            (26,621)             (7,093)
  Total other-than-temporary investment losses                               (11,330)           (109,075)            (21,126)
  Portion of gain recognized in other comprehensive income,
   before taxes                                                                 (257)                 --                  --
                                                                       -------------       -------------       -------------
 Net other-than-temporary investment losses recognized in
  earnings                                                                   (11,587)           (109,075)            (21,126)
 Amortization of deferred gains on disposal of businesses                     16,906              20,680              23,548
 Fees and other income                                                        14,859              11,449              16,395
                                                                       -------------       -------------       -------------
                                                  TOTAL REVENUES           1,315,490           1,308,674           1,557,889
                                                                       -------------       -------------       -------------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                                                       849,531             889,498             934,609
 Amortization of deferred acquisition costs and value of
  business acquired                                                           46,398              46,678              43,575
 Underwriting, general and administrative expenses                           340,342             353,774             383,106
 Goodwill impairment                                                          75,244                  --                  --
                                                                       -------------       -------------       -------------
                             TOTAL BENEFITS, LOSSES AND EXPENSES           1,311,515           1,289,950           1,361,290
                                                                       -------------       -------------       -------------
 Income before provision for income taxes                                      3,975              18,724             196,599
 Provision for income taxes                                                   27,127              10,867              57,121
                                                                       -------------       -------------       -------------
                                               NET (LOSS) INCOME            $(23,152)             $7,857            $139,478
                                                                       -------------       -------------       -------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                           ACCUMULATED
                                                                                              OTHER
                                                                                          COMPREHENSIVE
                                  COMMON             ADDITIONAL                           INCOME (LOSS)
                                   STOCK              PAID-IN          RETAINED
                                                      CAPITAL          EARNINGS                                     TOTAL
                                                                     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2007           $5,000              $545,635         $286,350               $62,279              $899,264
Dividends                              --                    --         (197,000)                   --              (197,000)
Cumulative effect of change
 in accounting principles              --                    --           (4,118)                   --                (4,118)
Comprehensive income:
 Net income                            --                    --          139,478                    --               139,478
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net
  of taxes                             --                    --               --               (56,642)              (56,642)
 Net change in foreign
  currency translation, net
  of taxes                             --                    --               --                    59                    59
                                                                                                                  ----------
Total other comprehensive
 loss                                                                                                                (56,583)
                                                                                                                  ----------
 Total comprehensive income                                                                                           82,895
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2007         5,000               545,635          224,710                 5,696               781,041
                                  -------            ----------       ----------            ----------            ----------
Return of capital (Note 7)             --              (100,000)              --                    --              (100,000)
Capital contribution (Note
 7)                                    --                15,000               --                    --                15,000
Cumulative effect of change
 in accounting principles
 (Note 2)                              --                    --           (2,730)                   --                (2,730)
Comprehensive loss:
 Net income                            --                    --            7,857                    --                 7,857
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net
  of taxes                             --                    --               --              (171,408)             (171,408)
                                                                                                                  ----------
Total other comprehensive
 loss                                                                                                               (171,408)
                                                                                                                  ----------
 Total comprehensive income                                                                                         (163,551)
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2008         5,000               460,635          229,837              (165,712)              529,760
                                  -------            ----------       ----------            ----------            ----------
Dividends                              --                    --          (20,000)                   --               (20,000)
Capital contribution (Note
 7)                                    --                15,000               --                    --                15,000
Cumulative effect of change
 in accounting principles
 (Note 2)                              --                    --           16,424               (16,424)                   --
Comprehensive Income:
 Net loss                              --                    --          (23,152)                   --               (23,152)
Other comprehensive income:
 Net change in unrealized
  losses on securities, net
  of taxes                             --                    --               --               210,552               210,552
 Net change in
  other-than-temporary
  impairment gains,
  recognized in other
  comprehensive income, net
  of taxes                             --                    --               --                 6,177                 6,177
                                                                                                                  ----------
Total other comprehensive
 income                                                                                                              216,729
                                                                                                                  ----------
 Total comprehensive income                                                                                          193,577
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2009        $5,000              $475,635         $203,109               $34,593              $718,337
                                  -------            ----------       ----------            ----------            ----------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                               YEARS ENDED DECEMBER 31,
                                                       2009              2008              2007
                                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net (loss) income                                     $(23,152)           $7,857          $139,478
 Adjustments to reconcile net income to net cash
  provided by operating activities:
 Change in reinsurance recoverable                      (75,154)          (51,605)           (8,648)
 Change in premiums and accounts receivable              (5,590)           40,739            (2,976)
 Depreciation and amortization                            3,418             1,173             2,124
 Change in deferred acquisition costs and value of
  business acquired                                       7,790             8,910            10,512
 Change in accrued investment income                       (866)            1,742             3,980
 Change in insurance policy reserves and expenses       (45,507)          (53,850)          (73,896)
 Change in accounts payable and other liabilities        (3,222)          (20,638)          (13,212)
 Change in commissions payable                           (1,756)             (509)             (681)
 Change in reinsurance balances payable                      --            (2,706)             (437)
 Change in funds held under reinsurance                      --              (118)               11
 Amortization of deferred gain on disposal of
  businesses                                            (16,906)          (20,680)          (23,548)
 Change in income taxes                                   7,501           (22,869)          (47,888)
 Net realized losses on investments                      25,512           135,696            28,219
 Goodwill impairment                                     75,244                --                --
 Other                                                   (5,251)              (84)              302
                                                    -----------       -----------       -----------
          NET CASH (USED IN) PROVIDED BY OPERATING
                                        ACTIVITIES      (57,939)           23,058            13,340
                                                    -----------       -----------       -----------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities available for sale           244,094           451,988           382,557
 Equity securities available for sale                    27,345            96,375           116,117
 Property and equipment                                    (105)               25                --
 Maturities, prepayments, and scheduled redemption
  of:
 Fixed maturity securities available for sale           129,687            76,593           208,303
 Purchase of:
 Fixed maturity securities available for sale          (449,662)         (357,887)         (394,138)
 Equity securities available for sale                   (11,750)          (74,181)         (116,049)
 Property and equipment                                      --                --               (25)
 Subsidiary, net of cash transferred (1)                  4,923                --                --
 Change in other invested assets                         (6,108)           (7,847)           12,542
 Change in commercial mortgage loans on real
  estate                                                 61,242           (16,070)          (72,213)
 Change in short-term investments                        89,480          (115,755)            4,049
 Change in collateral held under securities
  lending                                                15,877           111,102           (63,112)
 Change in policy loans                                     441            (2,076)              116
                                                    -----------       -----------       -----------
         NET CASH PROVIDED BY INVESTING ACTIVITIES      105,464           162,267            78,147
                                                    -----------       -----------       -----------
FINANCING ACTIVITIES
 Dividends paid                                         (20,000)               --          (197,000)
 Change in obligation under securities lending          (15,877)         (115,986)           63,112
 Return of capital                                           --          (100,000)               --
 Contributed capital                                     15,000            15,000                --
                                                    -----------       -----------       -----------
             NET CASH USED IN FINANCING ACTIVITIES      (20,877)         (200,986)         (133,888)
                                                    -----------       -----------       -----------
 Change in cash and cash equivalents                     26,648           (15,661)          (42,401)
 Cash and cash equivalents at beginning of period        17,171            32,832            75,233
                                                    -----------       -----------       -----------
 Cash and cash equivalents at end of period             $43,819           $17,171           $32,832
                                                    -----------       -----------       -----------
Supplemental information:
 Income taxes paid, net of refunds                      $19,597           $33,270          $104,754

(1) This relates to Shenandoah Life Insurance Company ("Shenandoah"), acquired through reinsurance agreement on October 1, 2009.

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and preneed. The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheet affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results may differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on foreign currency translation, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2009 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the local currency is the functional currency, unrealized foreign currency translation gains and losses net of deferred income taxes have been reflected in accumulated other comprehensive income (loss) ("AOCI").

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. Please see Note 4 for more information on the Company's fair value policies.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, which is included within the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 320, INVESTMENTS-DEBT AND EQUITY SECURITIES and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in AOCI.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loans facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company has determined that a loan be placed on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests it is probable a loan may be impaired.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The collateral held under securities lending is reported at fair value. The obligation under securities lending is reported at the amount of the collateral received.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Please see Note 3 for more information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been earned but the cash has not been collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in-force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and life insurance policies (no longer offered) are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contracts are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its estimated fair value with its net book value. If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination. Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill were less than the recorded goodwill, the Company would record an impairment charge for the difference.

In the fourth quarters of 2009 and 2008, the Company conducted annual assessments of goodwill. Based on the results of the 2009 assessment, the Company concluded that the net book value of its goodwill exceeded the estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded a $75,244 impairment charge. Based on the results of the 2008 assessment, the Company concluded that its estimated fair value exceeded its net book value and therefore goodwill was not impaired. See
Note 4 and 13 for further information.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and preneed limited payment policies. For preneed annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2009 and 2008 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

OTHER ASSETS

Other assets primarily include prepaid items and intangible assets. Intangible assets that have finite lives, including but not limited to, customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2009 or 2008.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford").

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include Canadian pre-funded funeral ("preneed") life insurance policies and annuity contracts, traditional life insurance policies (no longer offered), FFG and LTC contracts disposed. Future policy benefits and expense reserves on preneed life insurance and, life insurance policies (no longer offered) are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity, expenses, and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible adverse deviations. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Future policy benefits and expense reserves for preneed investment-type annuities consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

For worksite group disability, which typically has high front-end costs and are expected to remain in-force for an extended period of time, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group long term disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are group worksite disability and life insurance. Revenues are recognized when earned on group worksite insurance products.

For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

TOTAL OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

For debt securities with credit losses and non-credit losses or gains, total other-than-temporary impairment losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell, for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

FEE AND OTHER INCOME

The Company derives fee and other income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows the guidance on contingencies, which is included within ASC Topic 450, CONTINGENCIES, which requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On July 1, 2009, the Company adopted the new guidance on GAAP, which is within ASC Topic 105, GAAP. The new guidance establishes a single source of authoritative accounting and reporting guidance recognized by the FASB for nongovernmental entities (the "Codification"). The Codification does not change current GAAP, but is intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents will be superseded and all other accounting literature not included in the Codification will be considered non-authoritative. The adoption of the new guidance did not have an impact on the

Company's financial position or results of operations. References to accounting guidance contained in the Company's consolidated financial statements and disclosures have been updated to reflect terminology consistent with the Codification. Plain English references to the accounting guidance have been made along with references to the ASC topic number and name.

On October 1, 2009, the Company adopted the new guidance on measuring the fair value of liabilities, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES. When the quoted price in an active market for an identical liability is not available, this new guidance requires that either the quoted price of the identical or similar liability when traded as an asset or another valuation technique that is consistent with the fair value measurements and disclosures guidance be used to fair value the liability. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On June 30, 2009, the Company adopted the new subsequent events guidance, which is within ASC Topic 855, SUBSEQUENT EVENTS. This new guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations. See Note 18.

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320. This new guidance amends the previous guidance for debt securities and modifies the presentation and disclosure requirements for debt and equity securities. In addition, it amends the requirement for an entity to positively assert the intent and ability to hold a debt security to recovery to determine whether an OTTI exists and replaces this provision with the assertion that an entity does not intend to sell or it is not more likely than not that the entity will be required to sell a security prior to recovery of its amortized cost basis. Additionally, this new guidance modifies the presentation of certain OTTI debt securities to only present the impairment loss within the results of operations that represents the credit loss associated with the OTTI with the remaining impairment loss being presented within other comprehensive income
(loss) ("OCI"). At adoption, the Company recorded a cumulative effect adjustment to reclassify the non-credit component of previously recognized OTTI securities which resulted in an increase of $16,424 (after-tax) in retained earnings and a decrease of $16,424 (after-tax) in AOCI. See Note 3 for further information.

On April 1, 2009, the Company adopted the new guidance on determining fair value in illiquid markets, which is within ASC Topic 820. This new guidance clarifies how to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. This new guidance also clarifies how to identify circumstances indicating that a transaction is not orderly. Under this new guidance, significant decreases in the volume and level of activity of an asset or liability, in relation to normal market activity, requires further evaluation of transactions or quoted prices and exercise of significant judgment in arriving at fair values. This new guidance also requires additional interim and annual disclosures. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company adopted the revised business combinations guidance, which is within ASC Topic 805, BUSINESS COMBINATIONS. The revised guidance retains the fundamental requirements of the previous guidance in that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. The revised guidance expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. The revised guidance broadens the fair value measurement and recognition of assets acquired, liabilities assumed and interests transferred as a result of business combinations. It also increases the disclosure requirements for business combinations in the consolidated financial statements. The adoption of the revised guidance did not have an impact on the Company's financial position or results of operations. However, should the Company enter into any business combination in 2010 or beyond, our financial position or results of operations could incur a significantly different impact than had it recorded the acquisition under the previous business combinations guidance. Earnings volatility could result, depending on the terms of the acquisition.

On January 1, 2009, the Company adopted the new consolidations guidance, which is within ASC Topic 810, CONSOLIDATION. The new guidance requires that a noncontrolling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the noncontrolling interest be presented in the statement of operations. The new guidance also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any noncontrolling equity investment retained in a deconsolidation. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company applied the fair value measurements and disclosures guidance, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The application of this guidance for those assets and liabilities did not have an impact on the Company's financial position or results of operations. The Company's non-financial assets measured at fair value on a non-recurring basis include goodwill and intangible assets. In a business combination, the non-financial assets and liabilities of the acquired company would be measured at fair value in accordance with the fair value measurements and disclosures guidance. The requirements of this guidance include using an exit price based on an orderly transaction between market participants at the measurement date assuming the highest and best use of the asset by market participants. To perform a market valuation, the Company is required to use a market, income or cost approach valuation technique(s). The Company performed its annual impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter of 2009. Step 1 of the impairment test indicated that the net book value of the Company's goodwill was greater than its estimated fair value. Based on the results of the Step 1 test, the Company was required to measure the fair value of its goodwill in Step 2 of the impairment test. As mentioned above, the application of this guidance which was used to measure the fair value of goodwill in Step 2 of the impairment test did not have an impact on the Company's financial position or results of operations during 2009.

On January 1, 2008, the Company adopted the fair value measurements and disclosures guidance, which is within ASC Topic 820. This guidance defined fair value, addressed how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP and expanded disclosures about fair value measurements. This guidance was applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008 except for certain financial assets that were measured at fair value using a transaction price. For these financial instruments, which the Company has, this guidance required limited retrospective adoption and thus the difference between the fair values using a transaction price and the fair values using an exit price of the relevant financial instruments was shown as a cumulative-effect adjustment to the January 1, 2008 retained earnings balance. At adoption, the Company recognized a $4,200 decrease to other assets, and a corresponding decrease of $2,730 (after-tax) to retained earnings. See Notes 3 and 4 for further information regarding these financial instruments and the fair value disclosures, respectively.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In June 2009, the FASB issued new guidance on transfers of financial assets, which is within ASC Topic 860, TRANSFERS AND SERVICING. This new guidance amends the derecognition guidance in the Codification and eliminates the exemption from consolidation for qualifying special-purpose entities. This new guidance is effective for transfers of financial assets occurring in fiscal years beginning after November 15, 2009 and in interim periods within those fiscal years. Therefore, the Company is required to adopt this guidance on January 1, 2010. The adoption of this new guidance will not have an impact on the Company's financial position or results of operations.

In June 2009, the FASB issued new guidance on the accounting for a variable interest entity ("VIE"), which is within ASC Topic 810, CONSOLIDATION. This new guidance amends the consolidation guidance applicable to VIEs to require a qualitative assessment in the determination of the primary beneficiary of the VIE, to require an ongoing reconsideration of the primary beneficiary, to amend the events that trigger a reassessment of whether an entity is a VIE and to change the consideration of kick-out rights in determining if an entity is a VIE. This new guidance provides two transition alternatives: (i) retrospective application with a cumulative-effect adjustment to retained earnings as of the beginning of the first year adjusted; or (ii) application as of the date of adoption with a cumulative-effect adjustment to retained earnings recognized on that date. This new guidance is effective as of the beginning of the Company's first fiscal year beginning after November 15, 2009, and for interim periods within those fiscal years. Therefore, the Company is required to adopt this guidance on January 1, 2010. The adoption of this new guidance will not have a material impact on the Company's financial position and results of operations.

3. INVESTMENTS

The following table shows the amortized cost, gross unrealized gains and losses, fair value and OTTI of our fixed maturity and equity securities as of the dates indicated.

                                                                    DECEMBER 31, 2009
                                 COST OR             GROSS                 GROSS
                                AMORTIZED          UNREALIZED            UNREALIZED                            OTTI IN
                                   COST              GAINS                 LOSSES           FAIR VALUE         AOCI (1)
--------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                       $2,888              $124                  $ --              $3,012            $ --
 States, municipalities and
  political subdivisions            58,962             1,194                (1,762)             58,394              --
 Foreign governments                34,969             1,984                (1,825)             35,128              --
 Asset-backed                        3,782                56                   (58)              3,780              --
 Commercial mortgage-backed         20,369               121                  (168)             20,322              --
 Residential mortgage-backed       122,036             5,947                  (454)            127,529            (132)
 Corporate                       2,250,259           107,017               (49,578)          2,307,698           6,218
                                ----------          --------              --------          ----------          ------
          TOTAL FIXED MATURITY
                    SECURITIES  $2,493,265          $116,443              $(53,845)         $2,555,863          $6,086
                                ----------          --------              --------          ----------          ------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                          $160,510            $9,699              $(12,216)           $157,993            $ --
                                ----------          --------              --------          ----------          ------

(1) Represents the amount of other-than-temporary impairment (losses) gains in AOCI, which, from April 1, 2009, were not included in earnings under the new OTTI guidance for debt securities.

                                                                                 DECEMBER 31, 2008
                                                      COST OR                 GROSS                 GROSS
                                                     AMORTIZED             UNREALIZED             UNREALIZED
                                                       COST                   GAINS                 LOSSES           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies
  and authorities                                         $3,276                 $386                    $ --              $3,662
 States, municipalities and political
  subdivisions                                            53,580                  568                  (2,671)             51,477
 Foreign governments                                      40,202                2,019                  (1,941)             40,280
 Asset-backed                                              7,036                   33                    (397)              6,672
 Commercial mortgage-backed                               19,409                   19                  (3,348)             16,080
 Residential mortgage-backed                             148,097                5,460                    (354)            153,203
 Corporate                                             2,128,076               42,478                (242,381)          1,928,173
                                                   -------------            ---------            ------------       -------------
                  TOTAL FIXED MATURITY SECURITIES     $2,399,676              $50,963               $(251,092)         $2,199,547
                                                   -------------            ---------            ------------       -------------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                        $189,973               $3,938                $(49,141)           $144,770
                                                   -------------            ---------            ------------       -------------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2009 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $26,443       $27,130
Due after one year through five years                      409,189       424,109
Due after five years through ten years                     433,202       448,572
Due after ten years                                      1,478,244     1,504,421
                                                      ------------  ------------
                                               TOTAL     2,347,078     2,404,232
Asset-backed                                                 3,782         3,780
Commercial mortgage-backed                                  20,369        20,322
Residential mortgage-backed                                122,036       127,529
                                                      ------------  ------------
                                               TOTAL    $2,493,265    $2,555,863
                                                      ------------  ------------

Major categories of net investment income were as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2009             2008             2007
--------------------------------------------------------------------------------
Fixed maturity securities        $158,678         $165,334         $177,108
Equity securities                  12,522           15,860           20,997
Commercial mortgage loans on
 real estate                       51,287           54,535           52,990
Policy loans                          830              806              459
Short-term investments              1,207            2,888            4,060
Other investments                     603            6,351           38,140
Cash and cash equivalents              95            1,208            1,928
                               ----------       ----------       ----------
            INVESTMENT INCOME     225,222          246,982          295,682
Investment expenses                (8,497)          (8,531)          (9,447)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $216,725         $238,451         $286,235
                               ----------       ----------       ----------

No material investments of the Company were non-income producing for the years ended December 31, 2009, 2008, and 2007.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

                                              YEARS ENDED DECEMBER 31,
                                       2009             2008             2007
--------------------------------------------------------------------------------
Proceeds from sales                   $271,086         $548,341         $490,403
Gross realized gains                    10,045           20,231           11,155
Gross realized losses                   20,503           44,001           18,121

For securities sold at a loss during 2009, the average period of time these securities were trading continuously at a price below book value was approximately 13 months.

After a period of declining market values in the fixed maturity and equity security markets, the credit markets have shown continued improvement throughout 2009. This is primarily due to specific U.S. government intervention which resulted in a lower threat of systemic collapse, enhanced liquidity in the market, and improved economic prospects. As a result, many securities in the portfolio have shown improved market values throughout the year.

We recorded net realized (losses) gains, including other-than-temporary impairments, in the statement of operations as follows:

                                                   YEARS ENDED DECEMBER 31,
                                            2009             2008             2007
------------------------------------------------------------------------------------------
Net realized (losses) gains related to
 sales:
 Fixed maturity securities                    $(198)          $(5,350)        $(2,495)
 Equity securities                           (9,647)          (16,153)         (4,471)
 Commercial mortgage loans on real
  estate                                     (4,100)             (234)           (312)
 Other investments                               20                --             185
 Collateral held under securities
  lending                                        --            (4,884)             --
                                          ---------       -----------       ---------
    TOTAL NET REALIZED LOSSES RELATED TO
                                   SALES    (13,925)          (26,621)         (7,093)
                                          ---------       -----------       ---------
Net realized losses related to
 other-than-temporary impairments:
 Fixed maturity securities                   (6,990)          (57,271)        (13,757)
 Equity securities                           (4,597)          (51,804)         (7,369)
                                          ---------       -----------       ---------
    TOTAL NET REALIZED LOSSES RELATED TO
        OTHER-THAN-TEMPORARY IMPAIRMENTS    (11,587)         (109,075)        (21,126)
                                          ---------       -----------       ---------
               TOTAL NET REALIZED LOSSES   $(25,512)        $(135,696)       $(28,219)
                                          ---------       -----------       ---------

OTHER-THAN-TEMPORARY IMPAIRMENTS

Adoption of the New OTTI Guidance

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320. See Note 2 for further information. The new OTTI guidance requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in market values were other-than-temporary, the cost of the securities was written down to market value and the reduction in value was reflected as a realized loss in the statement of operations. Under the new OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (E.G., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI were recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The new OTTI guidance required that the Company record, as of April 1, 2009, the date of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. For purposes of calculating the cumulative effect adjustment, the Company reviewed OTTI it had recorded through realized losses on securities held at March 31, 2009, which were $64,705, and estimated the portion related to credit losses (I.E., where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security) and the portion related to all other factors. The Company determined that $36,462 of the OTTI previously recorded related to specific credit losses and $28,243 related to all other factors. Under the new OTTI guidance, the Company increased the amortized cost basis of these debt securities by $25,268 and recorded a cumulative effect adjustment, net of tax, in its shareholder's equity section. The cumulative effect adjustment had no effect on total shareholder's equity as it increased retained earnings and reduced accumulated other comprehensive income.

For the twelve months ended December 31, 2009, the Company recorded $11,330 of OTTI of which $11,587 was related to credit losses and recorded as net OTTI losses recognized in earnings, while the remaining $(257) related to all other factors was recorded as an unrealized gain component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

BALANCE, APRIL 1, 2009                                             $ 36,462
Additions for credit loss impairments recognized in the current
 period on securities not previously impaired                           681
Additions for credit loss impairments recognized in the current
 period on securities previously impaired                               680
Reductions for increases in cash flows expected to be collected
 that are recognized over the remaining life of the security           (275)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid, or were sold
 during the period                                                   (8,301)
                                                                  ---------
BALANCE, DECEMBER 31, 2009                                          $29,247
                                                                  ---------

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortize the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2009 and 2008 were as follows:

                                                             DECEMBER 31, 2009
                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                                  FAIR              UNREALIZED              FAIR              UNREALIZED
                                 VALUE                LOSSES               VALUE                LOSSES
-------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions           $8,053               $(347)              $13,143              $(1,415)
 Foreign governments                  653                 (28)               12,874               (1,797)
 Asset-backed                       1,499                 (21)                1,005                  (37)
 Commercial mortgage-backed        10,342                 (64)                1,070                 (104)
 Residential mortgage-backed        2,284                (289)                1,184                 (165)
 Corporate                        249,368              (8,761)              389,551              (40,817)
                               ----------            --------            ----------            ---------
         TOTAL FIXED MATURITY
                   SECURITIES    $272,199             $(9,510)             $418,827             $(44,335)
                               ----------            --------            ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                             $505                $(39)              $83,260             $(12,177)
                               ----------            --------            ----------            ---------

                                           DECEMBER 31, 2009
                                                   TOTAL
                                       FAIR              UNREALIZED
                                      VALUE                LOSSES
-----------------------------  -----------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions               $21,196              $(1,762)
 Foreign governments                    13,527               (1,825)
 Asset-backed                            2,504                  (58)
 Commercial mortgage-backed             11,412                 (168)
 Residential mortgage-backed             3,468                 (454)
 Corporate                             638,919              (49,578)
                                    ----------            ---------
         TOTAL FIXED MATURITY
                   SECURITIES         $691,026             $(53,845)
                                    ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                               $83,765             $(12,216)
                                    ----------            ---------

                                                    DECEMBER 31, 2008
                                LESS THAN 12 MONTHS                12 MONTHS OR MORE
                               FAIR          UNREALIZED          FAIR          UNREALIZED
                              VALUE            LOSSES           VALUE            LOSSES
----------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities
  and political
  subdivisions                 $19,525          $(1,534)         $11,085          $(1,137)
 Foreign governments            15,043           (1,446)           7,443             (495)
 Asset-backed                    2,156              (98)           2,387             (299)
 Commercial
  mortgage-backed                8,780           (2,042)           6,631           (1,306)
 Residential
  mortgage-backed                1,210              (93)           1,067             (261)
 Corporate                     783,894         (111,976)         498,897         (130,405)
                            ----------       ----------       ----------       ----------
      TOTAL FIXED MATURITY
                SECURITIES    $830,608        $(117,189)        $527,510        $(133,903)
                            ----------       ----------       ----------       ----------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                       $54,750         $(21,217)         $65,285         $(27,924)
                            ----------       ----------       ----------       ----------

                                 DECEMBER 31, 2008
                                       TOTAL
                               FAIR           UNREALIZED
                               VALUE            LOSSES
--------------------------  ---------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities
  and political
  subdivisions                  $30,610          $(2,671)
 Foreign governments             22,486           (1,941)
 Asset-backed                     4,543             (397)
 Commercial
  mortgage-backed                15,411           (3,348)
 Residential
  mortgage-backed                 2,277             (354)
 Corporate                    1,282,791         (242,381)
                            -----------       ----------
      TOTAL FIXED MATURITY
                SECURITIES   $1,358,118        $(251,092)
                            -----------       ----------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                       $120,035         $(49,141)
                            -----------       ----------

Total gross unrealized losses represent less than 9% and 21% of the aggregate fair value of the related securities at December 31, 2009 and 2008, respectively. Approximately 14% and 46% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2009 and 2008, respectively. The total gross unrealized losses are comprised of 328 and 677 individual securities at December 31, 2009 and 2008, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2009 and 2008. These conclusions are based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2009, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the financial, energy and industrial industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $43,794, or 77%, of the total. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium. As of December 31, 2009, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2009, by contractual maturity, is shown below:

                                                     COST OR
                                                 AMORTIZED COST      FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                   $563              $549
Due after one year through five years                   52,031            49,938
Due after five years through ten years                 116,070           110,073
Due after ten years                                    558,145           513,082
                                                   -----------       -----------
                                       TOTAL           726,809           673,642
Asset-backed                                             2,561             2,504
Commercial mortgage-backed                              11,579            11,412
Residential mortgage-backed                              3,922             3,468
                                                   -----------       -----------
                                       TOTAL          $744,871          $691,026
                                                   -----------       -----------

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2009, approximately 3.1% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 1.5% of the total fixed income portfolio and 0.6% of the total unrealized loss position. Of the securities with sub-prime exposure, approximately 51% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. and Canada. At December 31, 2009, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $54 to $13,926 at December 31, 2009 and from $7 to $14,345 at December 31, 2008. The mortgage loan valuation allowance for losses was $8,552 and $3,252 at December 31, 2009 and 2008, respectively.

At December 31, 2009, there are no outstanding mortgage loan commitments. At December 31, 2009, the Company is committed to fund additional capital contributions of $3,500 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturities of $7,378 and $4,937 at December 31, 2009 and 2008, respectively, on deposit with various governmental authorities as required by law.

Securities Lending

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale under the debt and equity securities guidance, which is within ASC Topic 320. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2009 and 2008, our collateral held under securities lending, of which its use is unrestricted, was $106,896 and $113,191, respectively, while our liability to the borrower for collateral received was $108,186 and $124,063, respectively. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI. All securities with unrealized losses have been in a continuous loss position for twelve months or longer as of December 31, 2009 and December 31, 2008. The Company has actively reduced the size of the securities lending to mitigate counter-party exposure. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.

4. FAIR VALUE DISCLOSURES

Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosures guidance, which is within ASC Topic 820, defines fair value, establishes a framework for measuring fair value, creates a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy and its application to the Company's financial assets and liabilities are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain U.S. mutual funds, money market funds and certain foreign securities.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset. Financial assets utilizing Level 2 inputs include corporate, municipal, foreign government and private placement bonds, U.S. Government and agency securities, residential and commercial mortgage-backed securities, asset-backed securities, non-redeemable preferred stocks and certain U.S. and foreign mutual funds.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset. Financial assets utilizing Level 3 inputs include certain non-redeemable preferred stocks, foreign government and corporate bonds, and commercial mortgage-backed securities that were quoted by brokers and could not be corroborated by Level 2 inputs and derivatives.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2009 and 2008.

                                                                    DECEMBER 31, 2009
                                              TOTAL              LEVEL 1             LEVEL 2           LEVEL 3
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government
  agencies and authorities                       $3,012                $ --              $3,012            $ --
 States, municipalities and political
  subdivisions                                   58,394                  --              58,394              --
 Foreign governments                             35,128                  --              34,613             515
 Asset-backed                                     3,780                  --               3,780              --
 Commercial mortgage-backed                      20,322                  --              18,130           2,192
 Residential mortgage-backed                    127,529                  --             127,529              --
 Corporate                                    2,307,698                  --           2,275,987          31,711
 Non-redeemable preferred stocks                157,993                  --             154,774           3,219
 Short-term investments                          70,367              65,875               4,492              --
 Collateral held under securities
  lending                                        66,896(b)           27,833              39,063              --
 Cash equivalents                                32,491(b)           32,491                  --              --
 Other assets                                    10,406(c)               --                  --          10,406
 Assets held in separate accounts             1,738,969(b)        1,653,588(a)           85,381              --
                                          -------------       -------------       -------------       ---------
                  TOTAL FINANCIAL ASSETS     $4,632,985          $1,779,787          $2,805,155         $48,043
                                          -------------       -------------       -------------       ---------

                                                                    DECEMBER 31,2008
                                              TOTAL              LEVEL 1             LEVEL 2           LEVEL 3
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government
  agencies and authorities                       $3,662                $ --              $3,662            $ --
 States, municipalities and political
  subdivisions                                   51,477                  --              51,477              --
 Foreign governments                             40,280                  --              33,952           6,328
 Asset-backed                                     6,672                  --               6,672               -
 Commercial mortgage-backed                      16,080                  --              14,156           1,924
 Residential mortgage backed securities         153,203                  --             153,203               -
 Corporate                                    1,928,173                  --           1,902,538          25,635
 Non-redeemable preferred stocks                144,770                  --             140,126           4,644
 Short-term investments                         159,847             159,398                 449              --
 Collateral held under securities
  lending                                        76,916(b)           26,211              50,705              --
 Cash equivalents                                11,724(b)           11,724                  --              --
 Other assets                                     4,821(c)               --                  --           4,821
 Assets held in separate accounts             1,556,089(b)        1,490,877(a)           65,212              --
                                          -------------       -------------       -------------       ---------
                  TOTAL FINANCIAL ASSETS     $4,153,714          $1,688,210          $2,422,152         $43,352
                                          -------------       -------------       -------------       ---------

(a)  Mainly includes mutual fund investments

(b) The amounts presented differ from the amounts presented in the consolidated balance sheets because certain cash equivalent investments are not measured at estimated fair value (e.g., certificates of deposit, etc.).

(c) The amounts presented differ from the amounts presented in the consolidated balance sheets because only certain assets or liabilities within these line items are measured at estimated fair value (e.g., debt and equity securities and derivatives, etc.).

The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2009 and 2008:

                               YEAR ENDED DECEMBER 31, 2009
                                 TOTAL
                                LEVEL 3
                                ASSETS
--------------------------------------------
Balance, beginning of period     $43,352
 Total gains (losses)
  (realized/ unrealized)
  included in earnings             5,039
 Net unrealized gains
  (losses) included in
  stockholder's equity             4,079
 Purchases, issuances,
  (sales) and (settlements)       10,816
 Net transfers out               (15,243)
                               ---------
       BALANCE, END OF PERIOD    $48,043
                               ---------

                                                                YEAR ENDED DECEMBER 31, 2009
                                                    FIXED MATURITY SECURITIES                             EQUITY SECURITIES
                                   FOREIGN                 COMMERCIAL                                       NON-REDEEMABLE
                                  GOVERNMENT            MORTGAGE-BACKED              CORPORATE                PREFERRED
-----------------------------  ---------------------------------------------------------------------------------------------------
Balance, beginning of period         $6,328                   $1,924                   $25,635                   $4,644
 Total gains (losses)
  (realized/ unrealized)
  included in earnings                  147                       24                      (717)                      --
 Net unrealized gains
  (losses) included in
  stockholder's equity               (1,335)                     308                     4,748                      358
 Purchases, issuances,
  (sales) and (settlements)              --                      (64)                   10,880                       --
 Net transfers out                   (4,625)                      --                    (8,835)                  (1,783)
                                   --------                 --------                 ---------                 --------
       BALANCE, END OF PERIOD          $515                   $2,192                   $31,711                   $3,219
                                   --------                 --------                 ---------                 --------

                               YEAR ENDED DECEMBER 31, 2009

                                 OTHER
                                ASSETS
-----------------------------  ---------
Balance, beginning of period      $4,821
 Total gains (losses)
  (realized/ unrealized)
  included in earnings             5,585
 Net unrealized gains
  (losses) included in
  stockholder's equity                --
 Purchases, issuances,
  (sales) and (settlements)           --
 Net transfers out                    --
                               ---------
       BALANCE, END OF PERIOD    $10,406
                               ---------

                               YEAR ENDED DECEMBER 31, 2008
                                 TOTAL
                                LEVEL 3
                                ASSETS
--------------------------------------------
Balance, beginning of period     $67,436
 Total (losses) gains
  (realized/ unrealized)
  included in earnings            (1,324)
 Net unrealized (losses)
  gains included in
  stockholder's equity            (7,919)
 Purchases, issuances,
  (sales) and (settlements)        1,652
 Net transfers (out) in          (16,493)
                               ---------
       BALANCE, END OF PERIOD    $43,352
                               ---------

                                                                 YEAR ENDED DECEMBER 31, 2008
                                                    FIXED MATURITY SECURITIES                              EQUITY SECURITIES
                                   FOREIGN                  COMMERCIAL                                       NON-REDEEMABLE
                                  GOVERNMENT             MORTGAGE-BACKED              CORPORATE                PREFERRED
-----------------------------  ----------------------------------------------------------------------------------------------------
Balance, beginning of period           $499                    $1,247                   $58,429                   $4,826
 Total (losses) gains
  (realized/ unrealized)
  included in earnings                  196                        22                    (3,928)                      --
 Net unrealized (losses)
  gains included in
  stockholder's equity                  536                      (411)                   (6,939)                  (1,105)
 Purchases, issuances,
  (sales) and (settlements)           2,898                     1,066                    (2,797)                     485
 Net transfers (out) in               2,199                        --                   (19,130)                     438
                                   --------                  --------                 ---------                 --------
       BALANCE, END OF PERIOD        $6,328                    $1,924                   $25,635                   $4,644
                                   --------                  --------                 ---------                 --------

                               YEAR ENDED DECEMBER 31, 2008

                                OTHER
                                ASSETS
-----------------------------  --------
Balance, beginning of period     $2,435
 Total (losses) gains
  (realized/ unrealized)
  included in earnings            2,386
 Net unrealized (losses)
  gains included in
  stockholder's equity               --
 Purchases, issuances,
  (sales) and (settlements)          --
 Net transfers (out) in              --
                               --------
       BALANCE, END OF PERIOD    $4,821
                               --------

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance, which is within ASC Topic 820, are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date. Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the financial assets and liabilities included in the above hierarchy, excluding derivatives and private placement bonds, the market valuation technique is generally used. For private placement bonds and derivatives, the income valuation technique is generally used. For the years ended December 31, 2009 and 2008, the application of the valuation technique applied to similar assets and liabilities has been consistent.

Level 1 and Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance, defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs, listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

-   There are few recent transactions,

-   Little information is released publicly,

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill and finite-lived intangible assets. In accordance with the provisions of ASC Topic 350, INTANGIBLES-- GOODWILL AND OTHER, since the carrying amount of the Company was greater than its fair value as determined in Step 1 of the impairment test, the Company was required to measure the estimated fair value of goodwill in Step 2 of the impairment test. Goodwill of the Company with a carrying amount of $156,817 was written down to its implied fair value of $81,573, resulting in an impairment charge of $75,244, which was included in earnings for the period. See Note 13 for further information.

To estimate the fair value, the Company utilized both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital estimated for the Company. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value of Company. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2009 earnings and price to estimated 2010 earnings which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value of the Company was more heavily weighted towards the income approach because the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. This fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

The following tables present the Company's fair value hierarchy for goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded, and the related impairment charge as of December 31, 2009:

                                                                                    ASSETS AT FAIR VALUE
                                                                                     NON-RECURRING BASIS
                                                                LEVEL 1               LEVEL 2            LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
At December 31, 2009
Goodwill-                                                         $ --                  $ --              $81,573         $81,573
                                                                 -----                 -----            ---------       ---------

                                                          IMPAIRMENT CHARGES
                                                   TWELVE MONTHS ENDED DECEMBER 31,
                                                    2009                  2008
-------------------------------------------------------------------------------------
Goodwill-                                          $75,244                $ --
                                                 ---------               -----

Fair Value of Financial Instruments Disclosures

The financial instruments guidance, which is within ASC Topic 825, requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance, which is within ASC Topic 323, INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES (such as real estate joint ventures).

Please refer to the INPUTS AND VALUATION TECHNIQUES FOR FINANCIAL AND LIABILITIES DISCLOSURE section above for the methods and assumptions used to estimate fair value for the following assets and liabilities:

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

-   Other assets

Fair values for collateral held and obligations under securities lending and for separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH AND CASH EQUIVALENTS: the carrying value reported approximates fair value because of the short maturity of the instruments.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying value of policy loans reported in the balance sheets approximates fair value.

OTHER INVESTMENTS: the carrying value of the other investments approximates fair value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the invested assets of the collateral held under securities lending are reported at their estimated fair values, which are primarily based on matrix pricing models and quoted market prices. The obligations under securities lending are reported at the amount received from the selected broker/dealers.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values, which are primarily based on quoted market prices.

The following table demonstrates the carrying value and fair value of our financial assets and liabilities as of December 31, 2009 and December 31, 2008.

                                                 DECEMBER 31, 2009                DECEMBER 31, 2008
                                            CARRYING             FAIR        CARRYING             FAIR
                                             VALUE              VALUE         VALUE              VALUE
----------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                      $43,819            $43,819       $17,171            $17,171
Fixed maturities securities                  2,555,863          2,555,863     2,199,547          2,199,547
Equity securities                              157,993            157,993       144,770            144,770
Commercial mortgage loans on real estate       772,912            782,922       838,254            843,128
Policy loans                                    13,981             13,981        14,422             14,422
Short-term investments                          70,367             70,367       159,847            159,847
Other investments                                3,123              3,123         3,938              3,938
Other assets                                    10,406             10,406         4,821              4,821
Assets held in separate accounts             1,740,344          1,740,344     1,557,313          1,557,313
Collateral held under securities lending       106,896            106,896       113,191            113,191
FINANCIAL LIABILITIES
Policy reserves under investment
 products (Individual and group
 annuities, subject to discretionary
 withdrawal)                                  $262,990           $245,356      $282,175           $261,661
Liabilities related to separate accounts     1,740,344          1,740,344     1,557,313          1,557,313
Obligations under securities lending           108,186            108,186       124,063            124,063
                                          ------------       ------------  ------------       ------------

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its parent, Assurant Inc. Information about the Company's current and deferred tax expense follows:

                                               YEARS ENDED DECEMBER 31,
                                         2009            2008            2007
--------------------------------------------------------------------------------
Current expense:
 Federal and state                       $28,000         $37,814         $39,405
Deferred (benefit) expense:
 Federal and state                          (873)        (26,947)         17,716
                                       ---------       ---------       ---------
             TOTAL INCOME TAX EXPENSE    $27,127         $10,867         $57,121
                                       ---------       ---------       ---------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                     DECEMBER 31,
                                       2009          2008             2007
--------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE:                 35.0%        35.0%            35.0%
RECONCILING ITEMS:
 Goodwill impairment*                   662.5           --               --
 Change in liability for prior years'
  taxes                                  46.0          6.0             (5.0)
 Permanent nondeductible expenses        10.9          2.2              0.2
 Dividends-received deduction           (57.1)       (21.4)            (1.7)
 Tax-exempt interest                     (4.3)        (0.9)            (0.1)
 Change in valuation allowance             --         36.3               --
 Other                                  (10.6)         0.8              0.7
                                       ------       ------            -----
EFFECTIVE INCOME TAX RATE               682.4%        58.0%            29.1%
                                       ------       ------            -----

* See note 13 for more information on Goodwill impairment.

The increase in the deduction for dividends received is due mainly to the decrease in pre-tax income, partially offset by a decrease in the Company's eligible dividends.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2009 and 2008 is as follows:

                                                      2009           2008
--------------------------------------------------------------------------------
BALANCE AT BEGINNING OF YEAR                        $ (4,723)      $ (7,271)
Additions for tax positions related to the current
 year                                                   (536)          (733)
Reductions for tax positions related to the
 current year                                          7,838          3,717
Additions for tax positions related to prior years    (8,039)          (467)
Reductions for tax positions related to prior
 years                                                   416             31
                                                    --------       --------
BALANCE AT END OF YEAR                               $(5,044)       $(4,723)
                                                    --------       --------

Of the total unrecognized tax benefit, $6,064, $5,260 and $8,249, for 2009, 2008 and 2007, respectively, which includes interest, if recognized, would impact the Company's consolidated effective tax rate. The liability for unrecognized tax benefits is included in the Company's tax payable on its balance sheet.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2009, 2008 and 2007, the Company recognized $464 and $372 of interest expense, and $4,880 of interest income, respectively, related to income tax matters. The Company had $2,099 and $1,635 of interest accrued at December 31, 2009 and 2008, respectively.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for the years through 2002.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                       DECEMBER 31,
                                                2009              2008 (1)
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
Deferred gains on reinsurance                      $33,957          $39,875
Investments                                         25,535           40,229
Capital loss carryforwards                          24,034           14,446
Deferred acquisition costs                          19,293           22,350
Compensation related                                 1,182              970
Accrued liabilities                                  1,735            1,863
Net unrealized depreciation on securities               --           90,493
Employee and post-retirement benefits                   --            1,417
                                                ----------       ----------
                      TOTAL DEFERRED TAX ASSET     105,736          211,643
 Less: valuation allowance                         (10,415)          (7,195)
                                                ----------       ----------
 Deferred tax assets net of valuation
  allowance                                        $95,321         $204,448
                                                ----------       ----------
DEFERRED TAX LIABILITIES:
Net unrealized appreciation on securities          $20,588             $ --
Policyholder and separate account reserves           5,238           11,110
Employee and post-retirement benefits                  361               --
Other                                               12,565           13,925
                                                ----------       ----------
                  TOTAL DEFERRED TAX LIABILITY      38,752           25,035
                                                ----------       ----------
                 NET DEFERRED INCOME TAX ASSET     $56,569         $179,413
                                                ----------       ----------

(1) Components of the 2008 net deferred income tax asset have been reclassified to conform to the 2009 presentation. These reclassifications had no effect on the overall net deferred income tax asset.

The Company's total valuation allowance against deferred tax assets increased $3,220, from $7,195 at December 31, 2008 to $10,415 at December 31, 2009,
respectively, through other comprehensive income and retained earnings. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. A cumulative valuation allowance of $10,415 has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $10,415 will not be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carry forwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2009, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2009, the Company had a capital loss carryover for U.S. federal income tax purposes in the amount of $68,670. The 2008 capital loss carryovers which represent $39,439 will expire if not utilized in 2013, while the 2009 capital loss carryovers of $29,231 will expire if not utilized in 2014.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                        DECEMBER 31,
                                                  2009              2008
--------------------------------------------------------------------------------
Insurance premiums receivable                       $64,906         $60,991
Other receivables                                    19,421          15,699
Allowance for uncollectible items                    (4,811)         (4,840)
                                                  ---------       ---------
                                           TOTAL    $79,516         $71,850
                                                  ---------       ---------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2009 and 2008. All the outstanding shares at December 31, 2009 are owned by the Parent (see Note 1). The Company paid dividends of $20,000 and $197,000 at December 31, 2009 and 2007, respectively. No dividends were paid during 2008.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $15,000 at December 31, 2009 and 2008. No contributed capital was received during 2007.

In 2008, based on operating lines of business, management determined that the Company was over capitalized. As a result, with the approval of the Iowa Insurance Division, on June 27, 2008, the Company returned $100,000 of contributed capital to its parent company, Interfinancial Inc.

8. STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                                 YEARS ENDED AND AT
                                                    DECEMBER 31,
                                       2009             2008             2007
--------------------------------------------------------------------------------
Statutory net income                   $59,863           $1,754   (1)   $138,496
                                    ----------       ----------  ---  ----------
Statutory capital and surplus         $418,397         $350,383         $438,924
                                    ----------       ----------       ----------

(1) The $1,754 net income in 2008 includes realized capital losses on investments of $135,094 due to other-than-temporary impairments in our investment portfolio of $108,913 in 2008 compared to $21,291 in 2007.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2009, the Company declared and paid dividends of $20,000, all of which were ordinary. There were no dividends declared and paid during 2008. Dividends may only be paid out of earned surplus. In 2007, the Company declared and paid dividends of $197,000, of which $30,442 was ordinary and $166,558 was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $50,830 to its parent in 2010 without permission from Kansas regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                          DECEMBER 31,
                                                     2009               2008
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expenses    $1,300,352         $1,248,756
Ceded unearned premium                                 18,942             18,502
Ceded claims and benefits payable                     105,900             80,414
Ceded paid losses                                       9,211             11,579
                                                 ------------       ------------
                                          TOTAL    $1,434,405         $1,359,251
                                                 ------------       ------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                   YEARS ENDED DECEMBER 31,
                                                      2009                                           2008
                                      LONG           SHORT                           LONG          SHORT
                                    DURATION       DURATION          TOTAL         DURATION       DURATION         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Direct earned
 Premiums and other considerations  $248,457        $909,099       $1,157,556      $270,883        $980,899      $1,251,782
 Premiums assumed                      8,419         128,425          136,844         9,599         127,656         137,255
 Premiums ceded                     (190,555)        (11,333)        (201,888)     (204,503)        (10,744)       (215,247)
                                    --------       ---------       ----------      --------      ----------      ----------
     NET EARNED PREMIUMS AND OTHER
                    CONSIDERATIONS   $66,321       $1,026,191      $1,092,512       $75,979      $1,097,811      $1,173,790
                                    --------       ---------       ----------      --------      ----------      ----------
Direct policyholder Benefits        $492,058        $644,290       $1,136,348      $614,911        $658,421      $1,273,332
 Benefits assumed                     28,667         114,577          143,244        33,913         117,260         151,173
 Benefits ceded                     (424,066)         (5,995)        (430,061)     (531,732)         (3,275)       (535,007)
                                    --------       ---------       ----------      --------      ----------      ----------
         NET POLICYHOLDER BENEFITS   $96,659        $752,872         $849,531      $117,092        $772,406        $889,498
                                    --------       ---------       ----------      --------      ----------      ----------

                                              YEARS ENDED DECEMBER 31,
                                                          2007
                                          LONG          SHORT
                                        DURATION       DURATION         TOTAL
----------------------------------  ------------------------------------------------
Direct earned
 Premiums and other considerations      $293,346      $1,003,971      $1,297,317
 Premiums assumed                          9,732         179,395         189,127
 Premiums ceded                         (219,490)         (7,024)       (226,514)
                                        --------      ----------      ----------
     NET EARNED PREMIUMS AND OTHER
                    CONSIDERATIONS       $83,588      $1,176,342      $1,259,930
                                        --------      ----------      ----------
Direct policyholder Benefits            $756,784        $643,161      $1,399,945
 Benefits assumed                         31,002         177,909         208,911
 Benefits ceded                         (671,497)         (2,750)       (674,247)
                                        --------      ----------      ----------
         NET POLICYHOLDER BENEFITS      $116,289        $818,320        $934,609
                                        --------      ----------      ----------

The Company had $843,194 and $714,556 of assets held in trusts as of December 31, 2009 and 2008, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, which enables the Company to free up capital to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), the reinsurers we have the most exposure to, are A and A+, respectively, although A.M. Best recently placed a negative outlook on the issuer credit and financial strength ratings of The Hartford and a stable outlook for John Hancock.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by SCI for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $648,919 and $677,836 as of December 31, 2009 and 2008, respectively. The reinsurance recoverable from John Hancock was $669,407 and $561,342 as of December 31, 2009 and 2008, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2009, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any such reinsurers' obligations.

On April 1, 2008, the Company and United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the"Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.

10. RESERVES

The following table provides reserve information of our major product lines at the dates shown:

                                                                                CLAIMS AND BENEFITS
                                                           DECEMBER 31, 2009          PAYABLE
                                       FUTURE                                                INCURRED
                                       POLICY                                                BUT NOT
                                    BENEFITS AND            UNEARNED            CASE         REPORTED
                                      EXPENSES              PREMIUMS          RESERVES       RESERVES
------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life             $1,185,901               $1,105            $3,737          $1,192
  insurance policies and
  investment-type annuity
  contracts
 Life insurance no longer               287,590                  627             1,036              33
  offered
 FFG and LTC disposed                 1,196,373               19,056             6,851          89,323
  businesses
 All other                                5,205                  335             8,084          18,792
SHORT DURATION CONTRACTS:
 Group term life                             --                3,501            36,977         202,823
 Group disability                            --                6,716           137,402       1,209,968
 Medical                                     --                2,582             3,245           7,603
 Dental                                      --                3,769            18,297           4,722
 Credit life and disability                  --                    1                --           1,416
                                     ----------              -------          --------      ----------
                          TOTAL      $2,675,069              $37,692          $215,629      $1,535,872
                                     ----------              -------          --------      ----------

                                                                                    CLAIMS AND BENEFITS
                                                               DECEMBER 31, 2008          PAYABLE
                                       FUTURE                                                     INCURRED
                                       POLICY                                                     BUT NOT
                                    BENEFITS AND            UNEARNED             CASE             REPORTED
                                      EXPENSES              PREMIUMS           RESERVES           RESERVES
-------------------------------  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life             $1,237,749               $1,316              $4,076            $1,168
  insurance policies and
  investment-type annuity
  contracts
 Life insurance no longer               303,660                  673                 932                31
  offered
 FFG and LTC disposed                 1,141,011               18,277               8,451            62,945
  businesses
 All other                                5,068                  290              20,499             7,767
SHORT DURATION CONTRACTS:
 Group term life                             --                5,988             196,875            41,470
 Group disability                            --                2,104           1,256,171           138,956
 Medical                                     --                3,315               5,537             9,494
 Dental                                      --                3,995               2,600            20,207
 Credit life and disability                  --                    4                  --             1,384
                                     ----------              -------          ----------          --------
                          TOTAL      $2,687,488              $35,962          $1,495,141          $283,422
                                     ----------              -------          ----------          --------

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                               GROUP              GROUP
                                             TERM LIFE         DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2007, GROSS OF
 REINSURANCE                                   $276,995          $1,448,571
 Less: Reinsurance ceded and other (1)             (412)            (10,054)
                                            -----------       -------------
 Balance as of January 1, 2007, net of
  reinsurance                                   276,583           1,438,517
 Incurred losses related to:
  Current year                                  168,613             367,871
  Prior year's interest                           9,150              62,073
  Prior year(s)                                 (51,190)            (93,096)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      126,573             336,848
 Paid losses related to:
  Current year                                  107,361              71,413
  Prior year(s)                                  34,609             289,046
                                            -----------       -------------
                         TOTAL PAID LOSSES      141,970             360,459
 Balance as of December 31, 2007, net of
  reinsurance                                   261,186           1,414,906
 Plus: Reinsurance ceded and other (1)              955              34,237
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS OF
 REINSURANCE                                  $ 262,141         $ 1,449,143
 Less: Reinsurance ceded and other (1)             (955)            (34,237)
                                            -----------       -------------
 Balance as of January 1, 2008, net of
  reinsurance                                   261,186           1,414,906
 Incurred losses related to:
  Current year                                  158,899             317,328
  Prior year's interest                           8,358              62,678
  Prior year(s)                                 (54,593)            (85,403)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      112,664             294,603
 Paid losses related to:
  Current year                                  104,535              77,684
  Prior year(s)                                  32,204             268,345
                                            -----------       -------------
                         TOTAL PAID LOSSES      136,739             346,029
 Balance as of December 31, 2008, net of
  reinsurance                                   237,111           1,363,480
 Plus: Reinsurance ceded and other (1)            1,234              31,647
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2008, GROSS OF
 REINSURANCE                                  $ 238,345         $ 1,395,127
 Less: Reinsurance ceded and other (1)           (1,234)            (31,647)
                                            -----------       -------------
 Balance as of January 1, 2009, net of
  reinsurance                                   237,111           1,363,480
 Incurred losses related to:
  Current year                                  138,168             300,046
  Prior year's interest                           8,299              60,625
  Prior year(s)                                 (22,243)            (75,016)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      124,224             285,655
 Paid losses related to:
  Current year                                   83,520              69,424
  Prior year(s)                                  39,399             264,809
                                            -----------       -------------
                         TOTAL PAID LOSSES      122,919             334,233
 Balance as of December 31, 2009, net of
  reinsurance                                   238,416           1,314,902
 Plus: Reinsurance ceded and other (1)            1,384              32,468
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2009, GROSS OF
 REINSURANCE                                   $239,800          $1,347,370
                                            -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices. See note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and patterns, benefits changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's short duration group disability category includes short and long term disability products. Case and IBNR reserves for long-term disability have been discounted at 5.25%. The December 31, 2009 and 2008 liabilities net of reinsurance include $1,288,589 and $1,334,794, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2009 and 2008 are $451,267 and $465,786, respectively

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of preneed funeral life insurance policies and annuity contracts, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices. See note 2 for further information.

PRENEED BUSINESS

Interest and discount rates for preneed life insurance vary by year of issuance and product, are based on pricing assumptions and modified to allow for provisions for adverse deviation. During 2009 and 2008, interest and discount rates ranged between 4.7% and 7.3%.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2009 and 2008 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2009 and 2008.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2009 and 2008. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2009 and 2008 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities are based on credited interest rates, which vary by year of issue, and ranged from 1.5% to 5.5% in 2009 and 2008. Withdrawal charges, if any, generally range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG AND LTC

The reserves for FFG and LTC are included in the Company's reserves in accordance with the insurance guidance, which is within ASC Topic 944. The Company maintains an offsetting reinsurance recoverable related to these reserves. See note 9 for further information.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company amounted to $6,349, $5,327 and $6,902 for 2009, 2008 and 2007, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $6,206, $5,927 and $5,853 for 2009, 2008 and 2007, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Heath care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,500, $1,152 and $1,108 in 2009, 2008 and 2007, respectively, as claims were incurred. During 2009, 2008 and 2007 the Company incurred expenses related to retirement benefits of $981, $1,284 and $1,522, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Beginning balance                   $43,020         $50,575         $63,571
 Costs deferred                      38,608          35,680          33,063
 Amortization                       (43,720)        (43,235)        (39,724)
 Cumulative effect of change in
  accounting principle                   --              --          (6,335)
                                  ---------       ---------       ---------
                  ENDING BALANCE    $37,908         $43,020         $50,575
                                  ---------       ---------       ---------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill is as follows:

                                    GOODWILL FOR THE YEARS ENDED DECEMBER 31,
                                     2009             2008              2007
--------------------------------------------------------------------------------
Balance as of January 1:            $156,817          $156,817          $156,817
 Impairments*                        (75,244)               --                --
                                  ----------       -----------       -----------
 Goodwill                            156,817           156,817           156,817
 Accumulated impairment losses       (75,244)               --                --
                                  ----------       -----------       -----------
      BALANCE AS OF DECEMBER 31:     $81,573          $156,817          $156,817
                                  ----------       -----------       -----------

*   See Notes 2 and 4 for further information.

In accordance with ASC Topic 350, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the fair value of the reporting unit below its net book value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment.

Since the Company failed the Step 1 test, we were required to perform a Step 2 test to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the total estimated fair value as calculated in Step 1. The excess of estimated fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment. Based on our Step 2 test it was determined that 48% of the goodwill of the Company was impaired, resulting in a non-cash charge of $75,244. This impairment reflects the challenging near term growth environment for the Company and an increased net book value, primarily related to its investment portfolio. Management remains confident in the long-term prospects of the Company.

Information about VOBA and intangibles are as follows:

                                VOBA FOR THE YEARS ENDED DECEMBER 31,          INTANGIBLES FOR THE YEARS ENDED DECEMBER 31,
                                2009            2008            2007             2009              2008              2007
---------------------------------------------------------------------------------------------------------------------------------
Beginning Balance               $21,461         $22,816         $26,667         $25,485           $27,273           $29,061
 Acquisitions                        --           2,088              --              --                --                --
 Amortization, net of
  interest accrued               (2,678)         (3,443)         (3,851)         (1,788)           (1,788)           (1,788)
                              ---------       ---------       ---------       ---------         ---------         ---------
              ENDING BALANCE    $18,783         $21,461         $22,816         $23,697           $25,485           $27,273
                              ---------       ---------       ---------       ---------         ---------         ---------

As of December 31, 2009, the majority of the outstanding balance of VOBA relates to the Company's preneed business. VOBA in this segment assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2009 the estimated amortization of VOBA for the next five years and thereafter is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2010                                                                      $2,086
2011                                                                       1,863
2012                                                                       1,729
2013                                                                       1,550
2014                                                                       1,425
Thereafter                                                                10,130
                                                                       ---------
                                                                TOTAL    $18,783
                                                                       ---------

Intangibles assets that have finite lives, including customer relationships, customer contracts and other intangible assets are amortized over their estimated useful lives. At December 31, 2009, the estimated amortization of intangibles with finite lives for the next five years is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2010                                                                      $1,788
2011                                                                       1,788
2012                                                                       1,788
2013                                                                       1,788
2014                                                                       1,788
Thereafter                                                                14,757
                                                                       ---------
                                                                TOTAL    $23,697
                                                                       ---------

14. OTHER COMPREHENSIVE INCOME (LOSS)

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                                                          ACCUMULATED OTHER
                                                             UNREALIZED GAINS                           COMPREHENSIVE INCOME
                                                          (LOSSES) ON SECURITIES       OTTI                    (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                         $5,696              $ --                     $5,696
Activity in 2008                                                   (171,408)               --                   (171,408)
                                                                -----------          --------                -----------
Balance at December 31, 2008                                       (165,712)               --                   (165,712)
                                                                -----------          --------                -----------
Cumulative effect of change in accounting principle
 (after-tax) (1)                                                    (14,203)           (2,221)                   (16,424)
                                                                -----------          --------                -----------
Activity in 2009                                                    210,552             6,177                    216,729
                                                                -----------          --------                -----------
                          BALANCE AT DECEMBER 31, 2009              $30,637            $3,956                    $34,593
                                                                -----------          --------                -----------

(1) Related to the adoption of the new OTTI guidance for debt securities. See Notes 3 and 4 for further information.

The amounts in the unrealized gains (losses) on securities column are net of reclassification adjustments of $(14,951), $(82,824) and $(13,827), net of tax, in 2009, 2008 and 2007, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(753), net of tax, in 2009, for net realized gains (losses) on sales of securities included in net income.

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2009, 2008 and 2007, were $33,398, $28,525 and $27,581, respectively. Net expenses paid to affiliates were $12,986, $25,324 and $26,714, for the years ended December 31, 2009, 2008 and 2007. Information technology expenses were $20,309, $22,451and $43,369 for years ended December 31, 2009, 2008 and 2007, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

In, 2008, the Company assumed the remaining business not already reinsured through an existing, but amended agreement with its affiliate, UFLIC. Later in 2008, Assurant sold UFLIC to IA American Life Insurance Company. The Company has assumed premiums from IA American Life Insurance Company of $8,157 and $9,450 and reserves of $473,088 and $498,663 for the years ended December 31, 2009 and 2008 respectively. In 2007, premiums and reserves assumed from UFLIC were $8,146 and $520,904, respectively.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLICONY"). The Company assumed $4,777, $7,806 and $6,813 of premiums from USLICONY in 2009, 2008 and 2007, respectively. The Company assumed $30,149, $30,802 and $29,569 of reserves in 2009, 2008 and 2007, respectively, from USLICONY. This agreement between the Company and its affiliate USICONY was discontinued effective January 1st, 2010, for new incurrals.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2009, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2010                                                                      $8,463
2011                                                                       7,158
2012                                                                       2,196
2013                                                                       1,109
2014                                                                         503
Thereafter                                                                   769
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $20,198
                                                                       ---------

Rent expense was $8,760, $7,961 and $8,277 for 2009, 2008 and 2007,
respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations or cash flows.

On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Parent. In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3,500 and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.

As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.

In the course of implementing procedures for compliance with the new mandatory reporting requirements under the Medicare, Medicaid, and SCHIP Extension Act of 2007, the Parent's Health segment identified a possible ambiguity in the Medicare Secondary Payer Act and related regulations about which the Company has since had a meeting with representatives of the Centers for Medicare and Medicaid Services ("CMS"). The Parent believes that its historical interpretation and application of such laws and regulations is correct and has requested that CMS issue a written determination to that effect. CMS has not made a determination. The Company does not believe that any loss relating to this issue is probable, nor can the Company make any estimate of any possible loss or range of possible loss associated with this issue.

17. BUSINESS COMBINATIONS

On October 1, 2009, the Company acquired, through a reinsurance agreement, a block of business from Shenandoah Life Insurance Company ("Shenandoah"). The Company will assume, on a coinsurance basis, 100% of the group life, disability, dental and vision insurance business in force with Shenandoah. There were no goodwill or intangible assets associated with this agreement.

18. SUBSEQUENT EVENTS

On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act into law. The Company is in the process of evaluating the law's impact on its operations, which may be materially adverse.

                        UNION SECURITY INSURANCE COMPANY
                              AT DECEMBER 31, 2009
  SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER -- THAN -- INVESTMENTS IN RELATED
                                    PARTIES

                                                       COST OR                                     AMOUNT AT
                                                      AMORTIZED             FAIR                WHICH SHOWN IN
                                                        COST                VALUE                BALANCE SHEET
                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government                   $2,888              $3,012                   $3,012
  agencies and authorities
 States, municipalities and political                      58,962              58,394                   58,394
  subdivisions
 Foreign governments                                       34,969              35,128                   35,128
 Asset-backed                                               3,782               3,780                    3,780
 Commercial mortgage-backed                                20,369              20,322                   20,322
 Residential mortgage-backed                              122,036             127,529                  127,529
 Corporate                                              2,250,259           2,307,698                2,307,698
                                                    -------------       -------------            -------------
              TOTAL FIXED MATURITY SECURITIES           2,493,265           2,555,863                2,555,863
                                                    -------------       -------------            -------------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                          160,510             157,993                  157,993
 Commercial mortgage loans on real estate, at             772,912             782,922                  772,912
  amortized cost
 Policy loans                                              13,981              13,981                   13,981
 Short-term investments                                    70,367              70,367                   70,367
 Collateral held under securities lending                 108,186             106,896                  106,896
 Other investments                                         88,736              88,736                   88,736
                                                    -------------       -------------            -------------
                            TOTAL INVESTMENTS          $3,707,957          $3,776,758               $3,766,748
                                                    -------------       -------------            -------------

                        UNION SECURITY INSURANCE COMPANY
               FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 & 2007
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

                                      FUTURE
                DEFERRED              POLICY                                  CLAIMS AND
               ACQUISITION         BENEFITS AND           UNEARNED             BENEFITS         PREMIUM
                  COSTS              EXPENSES             PREMIUMS             PAYABLE          REVENUES
---------------------------------------------------------------------------------------------------------
2009             $37,908            $2,675,069             $37,692            $1,751,501       $1,092,512
                 -------            ----------            --------            ----------       ----------
2008             $43,020            $2,687,488             $35,962            $1,778,563       $1,173,790
                 -------            ----------            --------            ----------       ----------
2007             $50,575            $2,675,363             $40,147            $1,840,353       $1,259,930
                 -------            ----------            --------            ----------       ----------

                                      BENEFITS           AMORTIZATION
                                   CLAIMS, LOSSES         OF DEFERRED
                    NET                  AND                POLICY               OTHER*
                INVESTMENT           SETTLEMENT           ACQUISITION           OPERATING
                  INCOME              EXPENSES               COSTS              EXPENSES
----------  ----------------------------------------------------------------------------------
2009              $216,725             $849,531              $43,720             $418,264
                 ---------            ---------            ---------            ---------
2008              $238,451             $889,498              $43,235             $357,217
                 ---------            ---------            ---------            ---------
2007              $286,235             $934,609              $39,724             $386,957
                 ---------            ---------            ---------            ---------

*   Includes goodwill impairment and other expenses

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2009
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                          (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $74,478,037                   $14,220,902                   $8,661,374
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    314,216                       112,043                       11,258
 Accident and health insurance                     843,340                        89,845                      125,586
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,157,556                      $201,888                     $136,844
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $457,403                      $290,203                      $31,302
 Accident and health insurance                     678,945                       139,858                      111,942
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,136,348                      $430,061                     $143,244
                                             -------------                 -------------                 ------------

                                                                   PERCENTAGE
                                                                    OF AMOUNT
                                                                     ASSUMED
                                                                     TO NET
                                              NET AMOUNT
                                                     (IN THOUSANDS)
--------------------------------------  ----------------------------------------
LIFE INSURANCE IN FORCE                         68,918,509             12.6%
                                             -------------
PREMIUMS:
 Life insurance                                    213,431              5.3%
 Accident and health insurance                     879,081             14.3%
                                             -------------
                 TOTAL EARNED PREMIUMS          $1,092,512             12.5%
                                             -------------
BENEFITS:
 Life insurance                                   $198,502             15.8%
 Accident and health insurance                     651,029             17.2%
                                             -------------
           TOTAL POLICYHOLDER BENEFITS            $849,531             16.9%
                                             -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2008
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $80,291,791                   $14,159,840                   $1,734,842
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    350,710                       127,910                        9,861
 Accident and health insurance                     901,072                        87,337                      127,394
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,251,782                      $215,247                     $137,255
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $606,408                      $439,880                      $34,399
 Accident and health insurance                     666,924                        95,127                      116,774
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,273,332                      $535,007                     $151,173
                                             -------------                 -------------                 ------------

                                                              PERCENTAGE
                                                               OF AMOUNT
                                                                ASSUMED
                                                                TO NET
                                         NET AMOUNT
                                                  (IN THOUSANDS)
--------------------------------------  -----------------------------------
LIFE INSURANCE IN FORCE                   $67,866,793              2.6%
                                        -------------
PREMIUMS:
 Life insurance                               232,661              4.2%
 Accident and health insurance                941,129             13.5%
                                        -------------
                 TOTAL EARNED PREMIUMS     $1,173,790             11.7%
                                        -------------
BENEFITS:
 Life insurance                              $200,927             17.1%
 Accident and health insurance                688,571             17.0%
                                        -------------
           TOTAL POLICYHOLDER BENEFITS       $889,498             17.0%
                                        -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2007
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $84,912,189                   $15,365,458                   $1,641,309
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    380,188                       142,295                       11,322
 Accident and health insurance                     917,129                        84,219                      177,805
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,297,317                      $226,514                     $189,127
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $777,527                      $592,582                      $32,556
 Accident and health insurance                     622,418                        81,665                      176,355
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,399,945                      $674,247                     $208,911
                                             -------------                 -------------                 ------------

                                                              PERCENTAGE
                                                               OF AMOUNT
                                                                ASSUMED
                                                                TO NET
                                         NET AMOUNT
                                                  (IN THOUSANDS)
--------------------------------------  -----------------------------------
LIFE INSURANCE IN FORCE                   $71,188,040              2.3%
                                        -------------
PREMIUMS:
 Life insurance                               249,215              4.5%
 Accident and health insurance              1,010,715             17.6%
                                        -------------
                 TOTAL EARNED PREMIUMS     $1,259,930             15.0%
                                        -------------
BENEFITS:
 Life insurance                              $217,501             15.0%
 Accident and health insurance                717,108             24.6%
                                        -------------
           TOTAL POLICYHOLDER BENEFITS       $934,609             22.4%
                                        -------------

                        UNION SECURITY INSURANCE COMPANY
                     AS OF DECEMBER 31, 2009, 2008 AND 2007

                SCHEDULE V -- VALUATION AND QUALIFYING ACCOUNTS

                                            BALANCE AT                            ADDITIONS
                                           BEGINNING OF           CHARGED TO                 CHARGED TO
                                               YEAR               COSTS AND                     OTHER
                                                                  EXPENSES                    ACCOUNTS
                                                                  (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
2009:
 Valuation allowance for deferred tax
  assets                                        $7,195                   $(390)                 $3,610
 Valuation allowance for mortgage
  loans on real estate                           3,252                   5,300                      --
 Valuation allowance for uncollectible
  agents balances                                4,840                     (21)                     --
                                             ---------                 -------                 -------
                                 TOTAL         $15,287                  $4,889                  $3,610
                                             ---------                 -------                 -------
2008:
 Valuation allowance for deferred tax
  assets                                          $ --                  $7,195                    $ --
 Valuation allowance for mortgage
  loans on real estate                           3,018                     234                      --
 Valuation allowance for uncollectible
  agents balances                                5,622                    (424)                     --
                                             ---------                 -------                 -------
                                 TOTAL          $8,640                  $7,005                    $ --
                                             ---------                 -------                 -------
2007:
 Valuation allowance for mortgage
  loans on real estate                          $2,706                    $319                    $ --
 Valuation allowance for uncollectible
  agents balances                                6,613                    (953)                     --
                                             ---------                 -------                 -------
                                 TOTAL          $9,319                   $(634)                   $ --
                                             ---------                 -------                 -------


                                                                       BALANCE AT
                                                                         END OF
                                               DEDUCTIONS                 YEAR
                                                        (IN THOUSANDS)
--------------------------------------  ----------------------------------------------
2009:
 Valuation allowance for deferred tax
  assets                                           $ --                   $10,415
 Valuation allowance for mortgage
  loans on real estate                               --                     8,552
 Valuation allowance for uncollectible
  agents balances                                     8                    $4,811
                                                  -----                 ---------
                                 TOTAL               $8                   $23,778
                                                  -----                 ---------
2008:
 Valuation allowance for deferred tax
  assets                                           $ --                    $7,195
 Valuation allowance for mortgage
  loans on real estate                               --                     3,252
 Valuation allowance for uncollectible
  agents balances                                   358                     4,840
                                                  -----                 ---------
                                 TOTAL             $358                   $15,287
                                                  -----                 ---------
2007:
 Valuation allowance for mortgage
  loans on real estate                               $7                    $3,018
 Valuation allowance for uncollectible
  agents balances                                    38                     5,622
                                                  -----                 ---------
                                 TOTAL              $45                    $8,640
                                                  -----                 ---------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter and Servicing Agreement.(5)
              (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(3)
       (6) (a) Restated Articles of Incorporation of Union Security Insurance Company.(6)
              (b) Restated By-Laws of Union Security Insurance Company.(6)
       (7)    Form of Reinsurance Contract.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and consent of Counsel.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
       (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 033-73986 filed with the Commission on April 19, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 33-37577 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement File No. 033-73986 filed with the Commission on October 21, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
S. Craig Lemasters (2)          Director
Christopher J. Pagano (3)       Director
Michael J. Peninger (3)         Chairman of the Board
John Steven Roberts (1)         President and Chief Executive Officer, Director
Sylvia R. Wagner (3)            Director
Miles B. Yakre (1)              Senior Vice President, Chief Financial Officer and Treasurer

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement File No. 333-79701 filed with the Commission on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 37,837 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                   TITLE
------------------------------------------------------------------------------------------------------------
Richard G. Costello***                Vice President and Secretary
Richard Fergesen*                     Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***                   Assistant Vice President and Assistant Treasurer
John N. Giamalis***                   Senior Vice President and Treasurer
Brian Murphy**                        Director and Chairman
Mark Sides*                           Chief Legal Officer and Assistant Secretary
John C. Walters**                     Director
Walter R. White*                      Director, President and Chief Operating Officer

------------

       *   Address: 7755 3rd Street North, Oakdale, MN 55128.

       **  200 Hopmeadow Street, Simsbury CT 06089

       *** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                 576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company          500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 1st day of May, 2009.

VARIABLE ACCOUNT D OF UNION
SECURITY INSURANCE COMPANY
(Registrant)

By:    John Steven Roberts                              *By:   /s/ Richard J. Wirth
       -----------------------------------------------         -----------------------
       John Steven Roberts,                                    Richard J. Wirth
       President and Chief Executive Officer,                  Attorney-in-Fact
       Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------------------
       John Steven Roberts,
       President and Chief Executive Officer,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

S. Craig Lemasters, Director*
Christopher J. Pagano, Director*
Michael J. Peninger, Chairman of the Board*
John Steven Roberts, President and Chief Executive
 Officer, Director*                                      *By:     /s/ Richard J. Wirth
                                                                  -------------------------------------
Sylvia R. Wagner, Director*                                       Richard J. Wirth
Miles B. Yakre, Senior Vice President, Chief Financial            Attorney-in-Fact
 Officer and Treasurer*                                  Date:    May 3, 2010

33-73986

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.